                                                            File Nos.  333-38274
                                                                        811-6293
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 1

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 58

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              (Name of Depositor)
                              440 Lincoln Street
                              Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

           It is proposed that this filing will become effective:

           immediately upon filing pursuant to Paragraph (b) of Rule 485
-------
   X       on May 1, 2001 pursuant to Paragraph (b) of Rule 485
 ------
           60 days after filing pursuant to Paragraph (a) (1) of Rule 485
-------
           on (date) pursuant to Paragraph (a) (1) of Rule 485
-------
           this post-effective amendment designates a new effective date for a
-------    previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.      CAPTION IN PROSPECTUS
-----------------      ---------------------
1......................Cover Page

2......................Special Terms

3......................Summary of Fees and Expenses; Summary of the Contract
                       Features

4......................Condensed Financial Information; Performance Information

5......................Description of the Companies, the Variable Accounts, and
                       the Underlying Investment Companies

6......................Charges and Deductions

7......................Description of the Contract - The Accumulation Phase

8......................Electing the Annuity Date; Description of Annuity Payout
                       Options; Variable Annuity Benefit Payments

9......................Death Benefit

10.....................Payments; Computation of Values; Distribution

11.....................Surrender and Withdrawals; Surrender Charge; Withdrawals
                       After the Annuity Date

12.....................Federal Tax Considerations

13.....................Legal Matters

14.....................Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.      CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------      ----------------------------------------------
15.....................Cover Page

16.....................Table of Contents

17.....................General Information and History

18.....................Services

19.....................Underwriters

FORM N-4 ITEM NO.      CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------      -------------------------------------------------------
20.....................Underwriters

21.....................Performance Information

22.....................Annuity Benefit Payments

23.....................Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about a variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York) and by First Allmerica Financial Life Insurance Company (in New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following funds:

                                                               FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
                                                               --------------------------------------------
ALLMERICA INVESTMENT TRUST                                     (SERVICE CLASS 2)
--------------------------                                     -----------------
AIT Core Equity Fund                                           Fidelity VIP II Asset Manager Portfolio
AIT Equity Index Fund
AIT Government Bond Fund                                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Money Market Fund                                          ---------------------------------------------
AIT Select Aggressive Growth Fund                              (SERVICE CLASS 2)
AIT Select Capital Appreciation Fund                           -----------------
AIT Select Emerging Markets Fund                               Fidelity VIP III Growth Opportunities Portfolio
AIT Select Growth Fund
AIT Select Growth and Income Fund                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIT Select International Equity Fund                           ----------------------------------------------------
AIT Select Investment Grade Income Fund                        (CLASS 2)
AIT Select Strategic Growth Fund                               ---------
AIT Select Value Opportunity Fund                              FT VIP Franklin Natural Resources Securities Fund
                                                               FT VIP Franklin Small Cap Fund
AIM VARIABLE INSURANCE FUNDS
----------------------------                                   INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIM V.I. Aggressive Growth Fund                                ---------------------------------------
AIM V.I. Value Fund                                            INVESCO VIF Health Sciences Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)         JANUS ASPEN SERIES (SERVICE SHARES)
------------------------------------------------------         -----------------------------------
Alliance Growth and Income Portfolio                           Janus Aspen Growth Portfolio
Alliance Premier Growth Portfolio                              Janus Aspen Growth and Income Portfolio

DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)                    PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
-------------------------------------------                    -------------------------------------------
DGPF Growth Opportunities Series                               Pioneer Emerging Markets VCT Portfolio
DGPF International Equity Series                               Pioneer Real Estate Growth VCT Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)    SCUDDER VARIABLE SERIES II
-----------------------------------------------------------    --------------------------
Fidelity VIP Equity-Income Portfolio                           SVS Dreman Financial Services Portfolio
Fidelity VIP Growth Portfolio                                  Scudder Technology Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio                                T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                               ----------------------------------------
                                                               T. Rowe Price International Stock Portfolio

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              DATED MAY 1, 2001

In most jurisdictions, values may also be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods. Guarantee Period Accounts may not be available in all states. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this Prospectus. The contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact us directly to find out more about these annuity contracts.

                                TABLE OF CONTENTS

SPECIAL TERMS...............................................................................................  5
SUMMARY OF FEES AND EXPENSES................................................................................  7
SUMMARY OF CONTRACT FEATURES................................................................................ 16
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING INVESTMENT COMPANIES................ 21
INVESTMENT OBJECTIVES AND POLICIES.......................................................................... 24
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE....................................................... 27
A.        Payments.......................................................................................... 27
B.        Computation of Values............................................................................. 27
            The Accumulation Unit........................................................................... 27
            Net Investment Factor........................................................................... 28
C.        Right to Cancel................................................................................... 28
D.        Transfer Privilege................................................................................ 28
            Automatic Transfers (Dollar Cost Averaging)..................................................... 29
            Automatic Account Rebalancing................................................................... 29
E.        Surrender and Withdrawals......................................................................... 29
            Systematic Withdrawals.......................................................................... 30
            Life Expectancy Distributions................................................................... 30
            Systematic Level Free of Surrender Charge Withdrawal Program.................................... 31
F.        Death Benefit..................................................................................... 31
            Standard Death Benefit.......................................................................... 31
            Optional Enhanced Death Benefit Rider........................................................... 31
            Payment of the Death Benefit Prior to the Annuity Date.......................................... 32
G.        The Spouse of the Owner as Beneficiary............................................................ 32
H.        Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider.......................................... 32
I.        Assignment........................................................................................ 34
ANNUITIZATION-- THE PAYOUT PHASE............................................................................ 35
A.        Electing the Annuity Date......................................................................... 35
B.        Choosing the Annuity Payout Option................................................................ 35
            Fixed Annuity Payout Options.................................................................... 35
            Variable Annuity Payout Options................................................................. 35
C.        Description of Annuity Payout Options............................................................. 36
D.        Variable Annuity Benefit Payments................................................................. 36
            The Annuity Unit................................................................................ 36
            Determination of the First Annuity Benefit Payment.............................................. 37
            Determination of the Number of Annuity Units.................................................... 37
            Dollar Amount of Subsequent Variable Annuity Benefit Payments................................... 37
            Payment of Annuity Benefit Payments............................................................. 37
E.        Transfers of Annuity Units........................................................................ 37
F.        Withdrawals After the Annuity Date................................................................ 38
            Calculation of Proportionate Reduction.......................................................... 39
            Calculation of Present Value.................................................................... 40
            Deferral of Withdrawals......................................................................... 40
G.        Reversal of Annuitization......................................................................... 41
H.        NORRIS Decision................................................................................... 41
CHARGES AND DEDUCTIONS...................................................................................... 42
A.        Variable Account Deductions....................................................................... 42
            Mortality and Expense Risk Charge............................................................... 42
            Administrative Expense Charge................................................................... 42
            Other Charges................................................................................... 42
B.        Contract Fee...................................................................................... 42
C.        Optional Rider Charges............................................................................ 43
D.        Premium Taxes..................................................................................... 43
E.        Surrender Charge.................................................................................. 43
            Calculation of Surrender Charge................................................................. 43
            Withdrawal Without Surrender Charge............................................................. 44


                                       3


            Effect of Withdrawal Without Surrender Charge Amount............................................ 46
            Reduction or Elimination of Surrender Charge and Additional Amounts Credited.................... 47
F.        Transfer Charge................................................................................... 48
G.        Withdrawal Adjustment Charge...................................................................... 48
GUARANTEE PERIOD ACCOUNTS................................................................................... 49
FEDERAL TAX CONSIDERATIONS.................................................................................. 51
A.        General........................................................................................... 51
            The Company..................................................................................... 51
            Diversification Requirements.................................................................... 51
            Investor Control................................................................................ 51
B.        Qualified and Non-Qualified Contracts............................................................. 51
C.        Taxation of the Contract in General............................................................... 52
            Withdrawals Prior to Annuitization.............................................................. 52
            Withdrawals After Annuitization................................................................. 52
            Annuity Payouts After Annuitization............................................................. 52
            Penalty on Distribution......................................................................... 52
            Assignments or Transfers........................................................................ 53
            Nonnatural Owners............................................................................... 53
            Deferred Compensation Plans of State and Local Government and Tax-Exempt Organizations.......... 53
D.        Tax Withholding................................................................................... 53
E.        Individual Retirement Annuities................................................................... 53
STATEMENTS AND REPORTS...................................................................................... 53
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS........................................................... 54
CHANGES TO COMPLY WITH LAW AND AMENDMENTS................................................................... 55
VOTING RIGHTS............................................................................................... 55
DISTRIBUTION................................................................................................ 55
LEGAL MATTERS............................................................................................... 55
FURTHER INFORMATION......................................................................................... 56
APPENDIX A-- MORE INFORMATION ABOUT THE FIXED ACCOUNT....................................................... A-1
APPENDIX B-- PERFORMANCE INFORMATION........................................................................ B-1
APPENDIX C-- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.............................................. C-1
APPENDIX D-- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT
   WITHDRAWALS.............................................................................................. D-1
APPENDIX E-- CONDENSED FINANCIAL INFORMATION................................................................ E-1


                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................................................................  2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY..............................................  3
SERVICES....................................................................................................  3
UNDERWRITERS................................................................................................  4
ANNUITY BENEFIT PAYMENTS....................................................................................  4
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM.................................................  6
PERFORMANCE INFORMATION.....................................................................................  6
FINANCIAL STATEMENTS........................................................................................ F-1


                                  SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. This date must be at least one year after the issue date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the Company shall refer exclusively to either Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the issue date.


CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.


FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GROSS PAYMENT BASE: the total of all payments invested in the Contract, less any withdrawals that exceed the Withdrawal Without Surrender Charge amount.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.


SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charges and Market Value Adjustment.


UNDERLYING FUND (OR FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware Group Premium Fund ("DGPF"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance

Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Underlying Funds.

                         SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Contract. The purpose of the following tables is to help you understand these various charges. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds during the accumulation phase. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.



                                                                                      COMPLETE YEARS
                                                                                       FROM DATE OF
                                                                                         PAYMENT            CHARGE
                                                                                         -------            ------
(1) CONTRACT CHARGES:
---------------------
SURRENDER CHARGE:*                                                                      Less than 1         8.0%
   During the accumulation phase, this charge may be assessed upon surrender,           Less than 2         8.0%
   withdrawals or reversal of annuitization. The charge is a percentage of              Less than 3         8.0%
   payments withdrawn (in excess of any amount that is free of surrender charge)        Less than 4         7.0%
   within the indicated time period.                                                    Less than 5         7.0%
                                                                                        Less than 6         6.0%
                                                                                        Less than 7         5.0%
                                                                                        Less than 8         3.0%
                                                                                        Less than 9         1.0%
                                                                                        Thereafter           0%

*From time to time, the Company may reduce or eliminate the surrender charge, the period during which it applies, or both, and/or credit additional amounts on Contracts when Contracts are sold to individuals or groups in a manner that reduces sales expenses or where the Owner and Annuitant on the date of issue is within certain classes of eligible individuals. For more information see
"Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge" in the CHARGES AND DEDUCTIONS section.

TRANSFER CHARGE:
   The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

ANNUAL CONTRACT FEE:                                                                                       $35**
   During the accumulation  phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $75,000.

**The fee may be lower in some jurisdictions. See Contract Specifications for specific charge.

OPTIONAL RIDER CHARGES:
   If an Optional Rider is elected, 1/12th of the annual charge is deducted pro-rata from the invested accounts on a monthly basis at the end of each
   Contract month, and, if applicable, at termination of the rider. The charge on an annual basis as a percentage of Accumulated Value is:
   1. Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting
      period:                                                                                             0.35%
   2. Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen year
      waiting period:                                                                                     0.20%
   3. 6% Enhanced Death Benefit Rider With Annual Step-Up:                                                0.25%
      (Not available in New York)
   4. Enhanced Death Benefit Rider With Annual Step-Up                                                    0.15%
      (only available in New York):

WITHDRAWAL ADJUSTMENT CHARGE AFTER THE ANNUITY DATE:
   During the Annuity Payout Phase, you may request withdrawals which will result in a calculation by the Company of the Present Value of future annuity payments. For withdrawals taken within 5 years of the Issue Date, the Assumed

                                       7


   Investment Return ("AIR") you have chosen (in the case of a variable annuity payout option) or the interest rate (in the case of a fixed annuity payout option) used to determine the Present Value is increased by a Withdrawal
   Adjustment Charge in the following manner:


    ADJUSTMENT TO AIR OR INTEREST RATE:
     If 15 or more years of annuity payments are being valued, the increase is              1.00%*
     If 10-14 years of annuity payments are being valued, the increase is                   1.50%*
     If less than 10 years of annuity payments are being valued, the increase is            2.00%*

The increase to the AIR or the interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units
(under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), than if the increase had not been made. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "D. Variable
Annuity Benefit Payments" and "F. Withdrawals After the Annuity Date" under
ANNUITIZATION -- THE PAYOUT PHASE for additional information.

*The Withdrawal Adjustment Charge may be lower in some jurisdictions. See
Contract Specifications for the specific charge.


(2) ANNUAL SUB-ACCOUNT EXPENSES:
   (on an annual basis as a percentage of average daily net assets)
   Mortality and Expense Risk Charge:                                                       1.20%
   Administrative Expense Charge:                                                           0.20%
                                                                                            -----
   Total Annual Expenses:                                                                   1.40%

(3) ANNUAL UNDERLYING FUND EXPENSES: Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds.
The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2000, as adjusted for any material changes.




                                                   MANAGEMENT                     OTHER EXPENSES      TOTAL FUND
                                                 FEE (AFTER ANY     SERVICE         (AFTER ANY    EXPENSES (AFTER ANY
                                                   VOLUNTARY         FEES OR       WAIVERS/REIM-     WAIVERS/REIM-
UNDERLYING FUND                                     WAIVERS)       12b-1 FEES*      BURSEMENTS)       BURSEMENTS)
---------------                                     --------       -----------    --------------  -------------------
AIT Core Equity Fund**.........................       0.52%           0.00%            0.05%           0.57%(1)(2)
AIT Equity Index Fund..........................       0.27%           0.00%            0.06%           0.33%(1)(2)
AIT Government Bond Fund.......................       0.50%           0.00%            0.11%           0.61%(1)
AIT Money Market Fund**........................       0.31%           0.00%            0.05%           0.36%(1)
AIT Select Aggressive Growth Fund..............       0.78%           0.00%            0.05%           0.83%(1)(2)
AIT Select Capital Appreciation Fund...........       0.87%           0.00%            0.07%           0.94%(1)(2)
AIT Select Emerging Markets Fund...............       1.35%           0.00%            0.54%           1.89%(1)(2)
AIT Select Growth Fund.........................       0.76%           0.00%            0.05%           0.81%(1)(2)
AIT Select Growth and Income Fund..............       0.67%           0.00%            0.06%           0.73%
AIT Select International Equity Fund...........       0.88%           0.00%            0.11%           0.99%(1)(2)
AIT Select Investment Grade Income Fund........       0.42%           0.00%            0.07%           0.49%
AIT Select Strategic Growth Fund...............       0.85%           0.00%            0.30%           1.15%(1)(2)
AIT Select Value Opportunity Fund..............       0.88%           0.00%            0.06%           0.94%(1)(2)
AIM V.I. Aggressive Growth Fund................       0.80%           0.00%            0.46%           1.26%(3)
AIM V.I. Value Fund............................       0.61%           0.00%            0.23%           0.84%
Alliance Growth and Income Portfolio
(Class B)......................................       0.63%           0.25%            0.07%           0.95%
Alliance Premier Growth Portfolio
(Class B)......................................       1.00%           0.25%            0.05%           1.30%
DGPF Growth Opportunities Series
(Service Class)................................       0.75%           0.15%            0.09%           0.99%(4)
DGPF International Equity Series
(Service Class)................................       0.77%           0.15%            0.17%           1.09%(5)


                                       8

Fidelity VIP Equity-Income Portfolio
(Service Class 2)..............................       0.48%           0.25%            0.10%           0.83%(6)
Fidelity VIP Growth Portfolio
(Service Class 2)..............................       0.57%           0.25%            0.09%           0.91%(6)
Fidelity VIP High Income Portfolio
(Service Class 2)..............................       0.58%           0.25%            0.18%           1.01%(6)
Fidelity VIP Overseas Portfolio
(Service Class 2)..............................       0.72%           0.25%            0.18%           1.15%(6)
Fidelity VIP II Asset Manager Portfolio
(Service Class 2)..............................       0.53%           0.25%            0.10%           0.88%(6)
Fidelity VIP III Growth Opportunities Portfolio
  (Service Class 2)............................       0.58%           0.25%            0.12%           0.95%(6)
FT VIP Franklin Natural Resources Securities
  Fund (Class 2)...............................       0.63%           0.25%            0.04%           0.92%(7)(8)
FT VIP Franklin Small Cap Fund (Class 2).......       0.53%           0.25%            0.28%           1.06%(7)(9)(10)
INVESCO VIF Health Sciences Fund...............       0.75%           0.00%            0.32%           1.07%(11)
Janus Aspen Growth Portfolio (Service Shares)..       0.65%           0.25%            0.02%           0.92%(12)
Janus Aspen Growth and Income Portfolio
  (Service Shares).............................       0.65%           0.25%            0.21%           1.11%(12)
Pioneer Emerging Markets VCT Portfolio
  (Class II)***................................       0.36%           0.25%            1.50%           2.11%(13)(14)
Pioneer Real Estate Growth VCT Portfolio              0.80%           0.25%            0.30%           1.35%(15)
  (Class II)****...............................
Scudder Technology Growth Portfolio............       0.75%           0.00%            0.07%           0.82%(16)(17)
SVS Dreman Financial Services Portfolio........       0.75%           0.00%            0.15%           0.90%(16)(17)(18)
T. Rowe Price International Stock Portfolio....       1.05%           0.00%            0.00%           1.05%(19)




* The Company may receive services fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment adviser's or other service providers for providing such services.



** Effective October 1, 2000, the management fee rates for the AIT Core Equity Fund and AIT Money Market Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to reflect current revised fee rates.


*** Class II shares of the Pioneer Emerging Markets VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are annualized.


**** Class II shares of the Pioneer Real Estate Growth VCT Portfolio commenced operations on August 1, 2000; therefore expenses shown are estimated.


(1) Through December 31, 2001, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, AIT Select Investment Grade Income Fund and AIT Government Bond Fund, and 0.60% for AIT Money Market Fund and AIT Equity Index Fund. The total operating expenses of the funds were less than their respective expense limitations throughout except the AIT Select Strategic Income Fund which received a reimbursement of $4,560 in 2000 under its expense limitation. Excluding this reimbursement, the Management Fee and Total Fund Expenses would have been 0.61% and 1.08%, respectively, in the table above.


       In addition, through December 31, 2001, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.


       Through December 31, 2001, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.


       The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.52% for AIT Core Equity Fund, 0.32% for AIT Equity Index Fund, 0.81% for AIT Select Aggressive Growth Fund, 0.93% for AIT Select Capital Appreciation Fund, 1.84% for AIT Select Emerging Markets Fund, 0.80% for AIT Select Growth Fund, 0.98% for AIT Select International Equity Fund, 1.10% for AIT Select Strategic Growth Fund, and 0.87% for AIT Select Value Opportunity Fund.


(3)    Expenses have been restated to reflect current fees.


(4) Service Class inception is May 1, 2000. Expenses shown are based on annualized amounts. The investment advisor for the DGPF Growth Opportunities Series is Delaware Management Company ("Delaware Management"). Effective May 1, 2001 through October 31, 2001, the investment advisor has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses, exclusive of 12b-1 fees, will not exceed 0.85%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.


(5) Service Class inception is May 1, 2000. Expenses shown are based on annualized amounts. The investment advisor for the DGPF International Equity Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2001 through October 31, 2001, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses, exclusive of 12b-1 fees, will not exceed 0.95%. Without such an arrangement, the total annual operating expenses for the Series would have been 1.02% (exclusive of 12b-1 fees). The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Without the waiver and reimbursement arrangement and including the 12b-1 fee at its current level, total annual operating expenses for the Series would have been 1.17%. The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.


(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses.


(7) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.


(8) The fund administration fee is paid indirectly through the Management fee.


(9) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.


(10) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in Franklin Templeton Money Fund.This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Including this reduction the Total Operating Expenses were 1.02%.


(11) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.


(12) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Janus Aspen Growth and Janus Aspen Growth and Income Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least until the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.


(13) Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice.

       Excluding certain offset arrangements, but after the effect of the voluntary limitation, expenses attributable to Class II shares would have been 2.11% for the Pioneer Emerging Markets VCT Portfolio. For the fiscal year ended December 31, 2000, assuming no voluntary limitations and no expense offset arrangements, portfolio expenses as a percentage of average daily net assets attributable to Class II shares were 4.47% for the Pioneer Emerging Markets VCT Portfolio.


(14) Total expenses are gross of amounts paid in connection with certain expense offset arrangements. Assuming reduction for expense offset arrangements, total operating expenses attributable to Class II shares for the fiscal period ended December 31, 2000, were 2.09% for the Pioneer Emerging Markets VCT Portfolio.


(15) Pioneer has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Real Estate Growth VCT Portfolio to 1.25% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The total operating expenses attributable to Class I shares of these portfolios were less than their respective expense limitations during 2000. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice.


(16)   Effective 5/1/01, Kemper Variable Series became Scudder Variable Series
       II. In addition, the Kemper Technology Growth Portfolio and KVS Dreman Financial Services Portfolio became the Scudder Technology Growth Portfolio and SVS Dreman Financial Services Portfolio.


(17) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).


(18)   2. "Other Expenses" have been restated to exclude reorganization costs.


(19)   Management fees include operating expenses.


THE UNDERLYING FUND INFORMATION ABOVE WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and further assumes that the voluntary expense limitations and the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the average impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders:


WITH SURRENDER CHARGE                                                           1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------                                                           ------    -------   -------   --------
AIT Core Equity Fund..........................................................    $95       $142      $178      $233
AIT Equity Index Fund.........................................................    $93       $136      $166      $208
AIT Government Bond Fund......................................................    $95       $143      $180      $237
AIT Money Market Fund.........................................................    $93       $136      $167      $211
AIT Select Aggressive Growth Fund.............................................    $97       $150      $191      $260
AIT Select Capital Appreciation Fund..........................................    $98       $153      $197      $271
AIT Select Emerging Markets Fund..............................................   $107       $178      $242      $362
AIT Select Growth Fund........................................................    $97       $149      $190      $258
AIT Select Growth and Income Fund.............................................    $96       $147      $186      $250
AIT Select International Equity Fund..........................................    $99       $154      $199      $276
AIT Select Investment Grade Income Fund.......................................    $94       $140      $174      $225
AIT Select Strategic Growth Fund..............................................   $100       $158      $207      $292
AIT Select Value Opportunity Fund.............................................    $98       $153      $197      $271
AIM V.I. Aggressive Growth Fund...............................................   $101       $161      $213      $303
AIM V.I. Value Fund...........................................................    $97       $150      $192      $261
Alliance Growth and Income Portfolio..........................................    $98       $153      $197      $272
Alliance Premier Growth Portfolio.............................................   $101       $162      $215      $307
DGPF Growth Opportunities Series..............................................    $99       $154      $199      $276
DGPF International Equity Series..............................................   $100       $157      $205      $287
Fidelity VIP Equity-Income Portfolio..........................................    $97       $150      $191      $260
Fidelity VIP Growth Portfolio.................................................    $98       $152      $195      $268
Fidelity VIP High Income Portfolio............................................    $99       $154      $200      $278
Fidelity VIP Overseas Portfolio...............................................   $100       $158      $207      $292
Fidelity VIP II Asset Manager Portfolio.......................................    $98       $151      $194      $265
Fidelity VIP III Growth Opportunities Portfolio...............................    $98       $153      $197      $272
FT VIP Franklin Natural Resources Securities Fund.............................    $98       $152      $196      $269
FT VIP Franklin Small Cap Fund................................................    $99       $156      $203      $283
INVESCO VIF Health Sciences Fund..............................................    $99       $156      $203      $284
Janus Aspen Growth Portfolio..................................................    $98       $152      $196      $269
Janus Aspen Growth and Income Portfolio.......................................   $100       $157      $205      $288
Pioneer Emerging Markets VCT Portfolio........................................   $109       $184      $252      $381
Pioneer Real Estate Growth VCT Portfolio......................................   $102       $164      $217      $311
SVS Dreman Financial Services Portfolio.......................................    $98       $151      $195      $267
Scudder Technology Growth Portfolio...........................................    $97       $149      $191      $259
T. Rowe Price International Stock Portfolio...................................    $99       $156      $202      $282

(1)(b) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period and the 6% Enhanced Death Benefit Rider With Annual Step-Up:


WITH SURRENDER CHARGE                                                           1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------                                                           ------    -------   -------   --------
AIT Core Equity Fund..........................................................   $100       $159      $208      $294
AIT Equity Index Fund.........................................................    $98       $152      $196      $270
AIT Government Bond Fund......................................................   $101       $160      $210      $298
AIT Money Market Fund.........................................................    $98       $153      $198      $273
AIT Select Aggressive Growth Fund.............................................   $103       $166      $221      $319
AIT Select Capital Appreciation Fund..........................................   $104       $169      $226      $329
AIT Select Emerging Markets Fund..............................................   $112       $194      $268      $414
AIT Select Growth Fund........................................................   $102       $165      $220      $317
AIT Select Growth and Income Fund.............................................   $102       $163      $216      $309
AIT Select International Equity Fund..........................................   $104       $170      $229      $334
AIT Select Investment Grade Income Fund.......................................   $100       $157      $204      $286
AIT Select Strategic Growth Fund..............................................   $106       $175      $236      $349
AIT Select Value Opportunity Fund.............................................   $104       $169      $226      $329
AIM V.I. Aggressive Growth Fund...............................................   $107       $178      $241      $359
AIM V.I. Value Fund...........................................................   $103       $166      $222      $320
Alliance Growth and Income Portfolio..........................................   $104       $169      $227      $330
Alliance Premier Growth Portfolio.............................................   $107       $179      $243      $363
DGPF Growth Opportunities Series..............................................   $104       $170      $229      $334
DGPF International Equity Series..............................................   $105       $173      $234      $344
Fidelity VIP Equity-Income Portfolio..........................................   $103       $166      $221      $319
Fidelity VIP Growth Portfolio.................................................   $103       $168      $225      $327
Fidelity VIP High Income Portfolio............................................   $104       $171      $230      $336
Fidelity VIP Overseas Portfolio...............................................   $106       $175      $236      $349
Fidelity VIP II Asset Manager Portfolio.......................................   $103       $167      $224      $324
Fidelity VIP III Growth Opportunities Portfolio...............................   $104       $169      $227      $330
FT VIP Franklin Natural Resources Securities Fund.............................   $103       $168      $225      $328
FT VIP Franklin Small Cap Fund................................................   $105       $172      $232      $341
INVESCO VIF Health Sciences Fund..............................................   $105       $172      $233      $342
Janus Aspen Growth Portfolio..................................................   $103       $168      $225      $328
Janus Aspen Growth and Income Portfolio.......................................   $105       $174      $234      $345
Pioneer Emerging Markets VCT Portfolio........................................   $114       $200      $278      $433
Pioneer Real Estate Growth VCT Portfolio......................................   $107       $180      $245      $367
SVS Dreman Financial Services Portfolio.......................................   $103       $168      $225      $326
Scudder Technology Growth Portfolio...........................................   $103       $166      $221      $318
T. Rowe Price International Stock Portfolio...................................   $105       $172      $232      $340

(2)(a) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize,* you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders:


WITHOUT SURRENDER CHARGE                                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------                                                        ------    -------   -------   --------
AIT Core Equity Fund..........................................................    $20       $63       $108      $233
AIT Equity Index Fund.........................................................    $18       $56        $96      $208
AIT Government Bond Fund......................................................    $21       $64       $110      $237
AIT Money Market Fund.........................................................    $18       $56        $97      $211
AIT Select Aggressive Growth Fund.............................................    $23       $71       $121      $260
AIT Select Capital Appreciation Fund..........................................    $24       $74       $127      $271
AIT Select Emerging Markets Fund..............................................    $34      $102       $173      $362
AIT Select Growth Fund........................................................    $23       $70       $120      $258
AIT Select Growth and Income Fund.............................................    $22       $68       $116      $250
AIT Select International Equity Fund..........................................    $25       $76       $129      $276
AIT Select Investment Grade Income Fund.......................................    $20       $60       $104      $225
AIT Select Strategic Growth Fund..............................................    $26       $80       $137      $292
AIT Select Value Opportunity Fund.............................................    $24       $74       $127      $271
AIM V.I. Aggressive Growth Fund...............................................    $27       $84       $143      $303
AIM V.I. Value Fund...........................................................    $23       $71       $122      $261
Alliance Growth and Income Portfolio..........................................    $24       $74       $127      $272
Alliance Premier Growth Portfolio.............................................    $28       $85       $145      $307
DGPF Growth Opportunities Series..............................................    $25       $76       $129      $276
DGPF International Equity Series..............................................    $26       $79       $135      $287
Fidelity VIP Equity-Income Portfolio..........................................    $23       $71       $121      $260
Fidelity VIP Growth Portfolio.................................................    $24       $73       $125      $268
Fidelity VIP High Income Portfolio............................................    $25       $76       $130      $278
Fidelity VIP Overseas Portfolio...............................................    $26       $80       $137      $292
Fidelity VIP II Asset Manager Portfolio.......................................    $23       $72       $124      $265
Fidelity VIP III Growth Opportunities Portfolio...............................    $24       $74       $127      $272
FT VIP Franklin Natural Resources Securities Fund.............................    $24       $73       $126      $269
FT VIP Franklin Small Cap Fund................................................    $25       $78       $133      $283
INVESCO VIF Health Sciences Fund..............................................    $25       $78       $133      $284
Janus Aspen Growth Portfolio..................................................    $24       $73       $126      $269
Janus Aspen Growth and Income Portfolio.......................................    $26       $79       $135      $288
Pioneer Emerging Markets VCT Portfolio........................................    $36      $109       $184      $381
Pioneer Real Estate Growth VCT Portfolio......................................    $28       $86       $147      $311
SVS Dreman Financial Services Portfolio.......................................    $24       $73       $125      $267
Scudder Technology Growth Portfolio...........................................    $23       $70       $121      $259
T. Rowe Price International Stock Portfolio...................................    $25       $77       $132      $282

(2)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize,* you would have paid the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election at issue of the Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period and the 6% Enhanced Death Benefit Rider With Annual Step-Up:


WITHOUT SURRENDER CHARGE                                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------                                                        ------    -------   -------   --------
AIT Core Equity Fund..........................................................    $26       $81       $138      $294
AIT Equity Index Fund.........................................................    $24       $74       $126      $270
AIT Government Bond Fund......................................................    $27       $82       $140      $298
AIT Money Market Fund.........................................................    $24       $75       $128      $273
AIT Select Aggressive Growth Fund.............................................    $29       $89       $151      $319
AIT Select Capital Appreciation Fund..........................................    $30       $92       $156      $329
AIT Select Emerging Markets Fund..............................................    $39      $120       $202      $414
AIT Select Growth Fund........................................................    $29       $88       $150      $317
AIT Select Growth and Income Fund.............................................    $28       $86       $146      $309
AIT Select International Equity Fund..........................................    $31       $93       $159      $334
AIT Select Investment Grade Income Fund.......................................    $26       $79       $134      $286
AIT Select Strategic Growth Fund..............................................    $32       $98       $167      $349
AIT Select Value Opportunity Fund.............................................    $30       $92       $156      $329
AIM V.I. Aggressive Growth Fund...............................................    $33      $101       $172      $359
AIM V.I. Value Fund...........................................................    $29       $89       $152      $320
Alliance Growth and Income Portfolio..........................................    $30       $92       $157      $330
Alliance Premier Growth Portfolio.............................................    $34      $103       $174      $363
DGPF Growth Opportunities Series..............................................    $31       $93       $159      $334
DGPF International Equity Series..............................................    $32       $97       $164      $344
Fidelity VIP Equity-Income Portfolio..........................................    $29       $89       $151      $319
Fidelity VIP Growth Portfolio.................................................    $30       $91       $155      $327
Fidelity VIP High Income Portfolio............................................    $31       $94       $160      $336
Fidelity VIP Overseas Portfolio...............................................    $32       $98       $167      $349
Fidelity VIP II Asset Manager Portfolio.......................................    $29       $90       $154      $324
Fidelity VIP III Growth Opportunities Portfolio...............................    $30       $92       $157      $330
FT VIP Franklin Natural Resources Securities Fund.............................    $30       $91       $155      $328
FT VIP Franklin Small Cap Fund................................................    $31       $96       $162      $341
INVESCO VIF Health Sciences Fund..............................................    $31       $96       $163      $342
Janus Aspen Growth Portfolio..................................................    $30       $91       $155      $328
Janus Aspen Growth and Income Portfolio.......................................    $32       $97       $165      $345
Pioneer Emerging Markets VCT Portfolio........................................    $42      $126       $212      $433
Pioneer Real Estate Growth VCT Portfolio......................................    $34      $104       $176      $367
SVS Dreman Financial Services Portfolio.......................................    $30       $91       $155      $326
Scudder Technology Growth Portfolio...........................................    $29       $88       $151      $318
T. Rowe Price International Stock Portfolio...................................    $31       $95       $162      $340

                          SUMMARY OF CONTRACT FEATURES

WHAT ARE SOME OF THE FEATURES OF THIS VARIABLE ANNUITY CONTRACT?

The variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulates assets for your retirement or other important financial goals on a tax-deferred basis. The Contract may be purchased up to age 90 of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -   a customized investment portfolio;

     -   experienced professional investment advisers;

     -   tax deferral on earnings;

     -   guarantees that can protect your family;

     -   withdrawals during the accumulation and annuitization phases; and

     -   income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate your initial payment and any additional payments to the combination of portfolios of securities ("Underlying Funds") under your Contract, to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner dies before the Annuity Date, a standard death benefit will be paid to the beneficiary. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) An optional Enhanced Death Benefit Rider is also available at issue for a separate monthly charge. See "F. Death Benefit" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

     -   the annuity payout option;

     - the date annuity benefit payments begin but no earlier than 1 year after the Issue Date;

     - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments; and

     -   whether you want certain protections provided under an optional rider.

You may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). Under a Life annuity payout option, the Owner may make one Payment Withdrawal each calendar year. Under a Life with Period Certain or Life with Cash Back annuity payout option, the Owner may make one Payment Withdrawal and one Present Value Withdrawal in each calendar year. Under a Period Certain annuity payout option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "F. Withdrawals After the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

M-GAP RIDER (NOT AVAILABLE IN NEW YORK). When applying for the Contract, in most jurisdictions, the Owner currently may elect to purchase the Minimum Guaranteed Annuity Payout ("M-GAP") Rider for a separate monthly charge. This optional rider provides a guaranteed minimum amount of income after a specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. The M-GAP Rider is based on the Company's guaranteed fixed annuity option rates as set forth in the Contract. These annuity option rates determine the dollar amount of the first payment under each life contingent fixed annuity payout option for each $1,000 of applied value. The rates are based on the Annuity 2000 Mortality Table and a 3% Assumed Investment Return ("AIR"). The M-GAP Rider is not available at all ages.

For more information on this optional rider, see "H. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except New York) and First Allmerica Financial Life Insurance Company (in New York). Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

     -   make payments

     -   choose investment allocations

     -   choose annuity payout options

     - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

     -   select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $5,000 minimum ($2,000 for IRA's) for your initial payment and a $50 minimum for any additional payments. A lower initial payment is permitted for certain qualified plans and where monthly payments are being forwarded directly from a financial institution. A minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account.

THE VARIABLE ACCOUNT: You may choose among the following Underlying Funds:


ALLMERICA INVESTMENT TRUST                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
--------------------------                                     --------------------------------------------
AIT Core Equity Fund                                           (SERVICE CLASS 2)*
AIT Equity Index Fund                                          ------------------
AIT Government Bond Fund                                       Fidelity VIP II Asset Manager Portfolio
AIT Money Market Fund
AIT Select Aggressive Growth Fund                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Select Capital Appreciation Fund                           ---------------------------------------------
AIT Select Emerging Markets Fund                               (SERVICE CLASS 2)*
AIT Select Growth Fund                                         ------------------
AIT Select Growth and Income Fund                              Fidelity VIP III Growth Opportunities Portfolio
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIT Select Strategic Growth Fund                               ----------------------------------------------------
AIT Select Value Opportunity Fund                              (CLASS 2)*
                                                               ----------
AIM VARIABLE INSURANCE FUNDS                                   FT VIP Franklin Natural Resources Securities Fund
----------------------------                                   FT VIP Franklin Small Cap Fund
AIM V.I. Aggressive Growth Fund
AIM V.I. Value Fund                                            INVESCO VARIABLE INVESTMENT FUNDS, INC.
                                                               ---------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)*        INVESCO VIF Health Sciences Fund
-------------------------------------------------------
Alliance Growth and Income Portfolio                           JANUS ASPEN SERIES (SERVICE SHARES)*
Alliance Premier Growth Portfolio                              ------------------------------------
                                                               Janus Aspen Growth Portfolio
DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)*                   Janus Aspen Growth and Income Portfolio
--------------------------------------------
DGPF Growth Opportunities Series                               SCUDDER VARIABLE SERIES II
DGPF International Equity Series                               --------------------------
                                                               SVS Dreman Financial Services Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)*   Scudder Technology Growth Portfolio
------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                           PIONEER VARIABLE CONTRACTS TRUST (CLASS II)*
Fidelity VIP Growth Portfolio                                  --------------------------------------------
Fidelity VIP High Income Portfolio                             Pioneer Emerging Markets VCT Portfolio
Fidelity VIP Overseas Portfolio                                Pioneer Real Estate Growth VCT Portfolio

                                                               T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                               ----------------------------------------
                                                               T. Rowe Price International Stock Portfolio


*Class B, Service Class, Service Class 2, Class 2, Service Shares and Class II all refer to share classes that include 12b-1 fees.

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California, where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION -- THE PAYOUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. If you authorize automatic periodic transfers (under an Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?


Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 591/2. Each calendar year, you can withdraw without a surrender charge the Withdrawal Without Surrender Charge Amount. The Withdrawal Without Surrender Charge Amount in each calendar year will be the greater of:


(1)      100% of Cumulative Earnings; or

(2) 10% of the Gross Payment Base. When the first withdrawal is taken, the Gross Payment Base is equal to total payments made to the Contract. When subsequent withdrawals are taken, the Gross Payment Base reduces.

For a detailed discussion of how the Withdrawal Without Surrender Charge amount is calculated, please see "E. Surrender Charge" under CHARGES AND DEDUCTIONS.


Each calendar year, the Owner of a qualified Contract or a Contract issued under a Section 457 Deferred Compensation Plan may take without a surrender charge the Withdrawal Without Surrender Charge Amount described above or, if greater, an amount calculated by the Company based on his or her life expectancy


In addition, WHERE PERMITTED BY LAW, the Company will waive surrender charges if, after the Contract is issued:

     -   you become disabled before you attain age 65; or

     - you are diagnosed with a fatal illness or are confined in a medical care facility for the later of 90 consecutive days or one year after the Issue Date.

Additional amounts may be withdrawn at any time. However, the withdrawal of payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted. However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted. See "C. Right to Cancel" under DESCRIPTION OF THE
CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

     - You may change your allocation of payments.

     - You may make transfers among the Sub-Accounts without any tax consequences.

     - You may cancel your Contract within ten days of delivery (or longer if required by state law).

   DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING
                           INVESTMENT COMPANIES

THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, Allmerica Financial had over $18 billion in assets and over $27 billion of life insurance in force.


Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990 and the Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of our general business, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are our obligations. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

We reserve the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. We also offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES


ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. AIT was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Thirteen investment portfolios of the AIT currently are available under the Policy, each issuing a series of shares: AIT Core Equity Fund, AIT Equity Index Fund, AIT Government Bond Fund,

AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, and the AIT Select Value Opportunity Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.


The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.




AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Two of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series. The investment advisor for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International").

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio and Fidelity VIP Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP II Asset Manager Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above), is an open-end, diversified management investment company registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP III Growth Opportunities Portfolio.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion in assets (as of December 31, 2000). The investment adviser to the FT VIP Franklin Natural Resources Securities Fund and the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc.


INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the Contract: the Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer may enter into subadvisory agreements with other investment advisers under which a subadviser would manage the day-to-day investments of a portfolio, subject to supervision by Pioneer. Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.


SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract.
Zurich Scudder Investments, Inc. serves as the investment adviser of SVS.


T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, is the successor to Rowe Price-Fleming International, Inc., founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited. In 2000, Rowe Price-Fleming International became wholly owned by T. Rowe Price Associates, Inc. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $32.7 billion (as of December 31, 2000) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.


AIT CORE EQUITY FUND -- seeks long-term growth of capital through investments primarily in common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.


AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.


AIM V.I. VALUE FUND -- seeks to achieve long-term growth of capital.


ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.



ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.


DGPF GROWTH OPPORTUNITIES SERIES (SERVICE CLASS) -- seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.

DGPF INTERNATIONAL EQUITY SERIES (SERVICE CLASS) -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

FIDELITY VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2) -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO (SERVICE CLASS 2) -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO (SERVICE CLASS 2) -- seeks to obtain a high level of current income while also considering growth of capital.


FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2) -- seeks long-term growth of capital and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VIP II ASSET MANAGER PORTFOLIO (SERVICE CLASS 2) -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2) -- seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.


FT VIP FRANKLIN NATURAL RESOURCES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. The secondary goal is to provide current income. The Fund invests primarily in equity securities of companies principally engaged in the natural resources sector.



FT VIP FRANKLIN SMALL CAP FUND (CLASS 2) - seeks long-term capital growth. The fund invests primarily in equity securities of U.S. small cap companies with market cape values of less than $1.5 billion or similar in size to those in the Russell 2000 Index, at the time of purchase.


INVESCO VIF HEALTH SCIENCES FUND -- seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.

JANUS ASPEN GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES) -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II) -- seeks to invest in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE GROWTH VCT PORTFOLIO (CLASS II) -- seeks to invest primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective.


SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.



SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO-- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

Certain Underlying Funds have investment objectives and/or policies similar to those of other Underlying Funds. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Fund prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

              DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

A. PAYMENTS

The latest Issue Date is age 90 of the oldest Owner, or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:


     - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's).



     - Under a monthly automatic payment plan, the minimum initial payment is $50.


     - Each subsequent payment must be at least $50.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund.


Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the Issue Date, allocated to any Sub-Account, will be held in the AIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change allocation instructions for future payments by notifying the Company.


You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" below.


In order for the Owner to initiate allocation instructions over the telephone, a properly completed authorization must be on file. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.


B. COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

      (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

      (2) adding together the values of each Sub-Account, and

      (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation

Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses, and charges of its Underlying Funds. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.


NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and (4) where:


      (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

      (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

      (3) is a charge for mortality and expense risks equal to 1.20% on an annual basis of the daily value of the Sub-Account's assets; and

      (4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

C. RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees. However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of
(a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

D. TRANSFER PRIVILEGE


Prior to the Annuity Date, the Owner may transfer amounts among investment options at any time upon written or telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from one of the following accounts: the Fixed Account, the Sub-Account investing in the AIT Money Market Fund or the Sub-Account investing in the AIT Select Investment Grade Income Fund (the "source accounts"). You may elect automatic transfers to one or more Sub-Accounts, subject to the following:

     -   the predetermined dollar amount may not be less than $100;

     - the periodic basis may be monthly, quarterly, semi-annually or annually;

     - automatic transfers may not be made into the selected source account, the Fixed Account, or the Guarantee Period Accounts; and

     - if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

     -   the amount in the source account on a transfer date is zero; or

     -   the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically instruct the Company to do so.


To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.


AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

E. SURRENDER AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment option from which such amount is to be withdrawn. A withdrawal from a Sub-

Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. The amount withdrawn will equal the amount requested by the Owner plus any applicable surrender charge. Each withdrawal must be a minimum of $100 and the Accumulated Value of the Contract may not be reduced to less than $1,000.

A surrender charge and a Contract fee may apply when a withdrawal is made or a Contract is surrendered. See CHARGES AND DEDUCTIONS. However, each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value without any applicable surrender charge; see "E. Surrender Charge," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

     - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

     -   the SEC has by order permitted such suspension, or

     - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

For information about Withdrawals after the Annuity Date, see "F. Withdrawals After the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

     - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

     - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 15 days after Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.

Systematic withdrawals will first be taken from amounts available as a "Withdrawal Without Surrender Charge" (see "E. Surrender Charge," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS); then from any applicable payments not subject to a surrender charge, if any; then from payments subject to a surrender charge. Any applicable surrender charge will be deducted from the Contract's remaining Accumulated Value.

The minimum amount of each automatic withdrawal is $100 and the Accumulated Value of the Contract may not be reduced to less than $1,000. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.


LIFE EXPECTANCY DISTRIBUTIONS (for Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only). Each calendar year prior to the Annuity Date, an Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


If an Owner elects the Company's LED option (based upon the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge, based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:

     - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the

         Company; or

     -   the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the latest possible Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS. IN ADDITION, IF THE AMOUNT NECESSARY TO MEET THE "SUBSTANTIALLY EQUAL PERIODIC PAYMENT" DEFINITION IS GREATER THAN THE COMPANY'S LED AMOUNT, A SURRENDER CHARGE MAY APPLY TO THE AMOUNT IN EXCESS OF THE LED AMOUNT.

SYSTEMATIC LEVEL FREE OF SURRENDER CHARGE WITHDRAWAL PROGRAM. In order to receive withdrawals without application of any surrender charge, the Owner may pre-authorize level periodic withdrawals under the Systematic Level Free of Surrender Charge Withdrawal Program. Withdrawals under this program may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. In order to ensure that no surrender charge is ever applied, the periodic withdrawals in any calendar year are limited to 10% of the total of all payments invested in the Contract as reduced by certain prior withdrawal(s) of payments. For more information on how this amount is calculated, see "E. Surrender Charge," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.

The program will automatically terminate if a withdrawal that is not part of the program is made. Otherwise, withdrawals will continue until all available Accumulated Value has been exhausted or until the Owner terminates the program by written request.

F. DEATH BENEFIT

A death benefit is payable if the Owner or the first of Joint Owners dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided in "G. The Spouse of the Owner as Beneficiary."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid. The standard death benefit is equal to the greater of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment or (b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.

For each withdrawal under (b), the proportionate reduction is calculated by multiplying the standard death benefit immediately prior to the withdrawal by the following fraction:

                           Amount of the withdrawal
            ---------------------------------------------------------
              Accumulated Value immediately prior to the withdrawal

OPTIONAL ENHANCED DEATH BENEFIT RIDER. When applying for the Contract, an Owner may elect the optional 6% Enhanced Death Benefit With Annual Step-Up Rider. In New York, the Enhanced Death Benefit With Annual Step-Up does not offer the 6% accumulation. A separate charge for an Enhanced Death Benefit Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month and, if applicable, a prorated amount on the date the Rider is terminated. The charge is made through a pro-rata reduction from the invested accounts (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For specific charges and more detail, see "C. Optional Rider Charges" under CHARGES AND DEDUCTIONS.

The Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The calculation of the death benefit depends upon whether death occurs before or on or after the 80th birthday:

I. DEATH BEFORE 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity

Date and before his/her 80th birthday, the death benefit is equal to the GREATEST of:

      (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;

      (b) gross payments, accumulated daily at an effective annual yield of 6% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals (in New York, the 6% is not available; therefore (b) equals gross payments proportionately reduced to reflect withdrawals); and

      (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

The value determined in section (b) above cannot exceed 200% of the total of gross payments, proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 80TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 80th birthday, the death benefit is equal to the GREATER of:

      (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

      (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated in the same manner as described above under "Standard Death Benefit."

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of proof of death at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:

      (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

      (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the AIT Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

G. THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract in lieu of receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

      (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account; and

      (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Sub-Account.

The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments, but a surrender charge will apply to these additional amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

H. OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER (NOT AVAILABLE IN NEW YORK)

An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions on the Issue Date for a separate monthly charge (see, "C. Optional Rider Charges" under CHARGES AND DEDUCTIONS). The M-GAP Rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout phase after a ten-year or a fifteen-year waiting period, subject to the conditions described below. The M-GAP Rider may not be available in all jurisdictions. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not effect Riders issued prior to the termination date but, as noted below, Owners would not be able to purchase a new Rider under the repurchase feature. (See "Repurchase Feature.")

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Annuitization under the terms of this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income.

An M-GAP Benefit Base is determined on the Rider's effective date and each applicable Contract anniversary thereafter. The M-GAP Benefit Base, less any applicable premium tax, is the value that will be annuitized at the Company's guaranteed fixed annuity option rates if the Rider is exercised. As described below, withdrawals will reduce the Benefit Base.

The M-GAP Benefit Base is equal to the greatest of:

      (a) the Accumulated Value, increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

      (b) the Accumulated Value on the effective date of the Rider, accumulated daily at an effective annual yield of 5%, plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; and

      (c) the highest Accumulated Value on any Contract anniversary since the Rider's effective date as determined after being increased for any subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                             Amount of the withdrawal
        ---------------------------------------------------------------------
          Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTION OF THE M-GAP RIDER. The following conditions apply to the election of the M-GAP Rider:

     - The Owner must elect the M-GAP Rider at Contract issue.

     - The Owner may not elect to purchase or repurchase a Rider with a ten-year waiting period if at the time of election the youngest Owner has reached his or her 87th birthday.

     - The Owner may not elect to purchase or repurchase a Rider with a fifteen-year waiting period if at the time of election the youngest Owner has reached his or her 82nd birthday (the age limitations may be lower in some jurisdictions.)

REPURCHASE FEATURE. On any Contract anniversary or within thirty days immediately following any Contract anniversary, if the M-GAP Rider is still being offered by the Company, the Owner may elect to terminate and repurchase the Rider, thereby resetting the benefit based on the Contract's then current Accumulated Value. The repurchase will be effective as of the termination date of the prior Rider. A new waiting period, equal to or greater than the prior waiting period, will commence as of that date. If the benefit is repurchased, the Company's then current monthly charge for the M-GAP Rider will apply.

EXERCISING THE M-GAP RIDER. The following conditions apply to the exercise of the M-GAP Rider:

     - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period (whichever was elected) from the effective date of the Rider.

     - The Owner may only annuitize under a fixed annuity payout option involving a life contingency, as provided under "C. Description of Annuity Payout Options."

     - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER. The following conditions apply to the termination of the M-GAP Rider:

     - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs (1) on or within thirty days after a Contract anniversary and (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length, if available.

     - The Owner may terminate the M-GAP Rider any time after the seventh Contract anniversary following the effective date of the Rider.

     - Other than in the event of a repurchase, once terminated the M-GAP Rider may not be purchased again.

     - The M-GAP Rider will terminate on the date the Contract is surrendered or annuitized, or on the date that a death benefit is payable unless the Contract is continued under "G. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for a male age 60 (at issue) and exercise of a M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized if the Rider is exercised. Minimum guaranteed annual income values are based on a fixed annuity payout.

       Contract                Minimum                  Minimum
     Anniversary             Guaranteed               Guaranteed
     at Exercise            Benefit Base           Annual Income (1)
     -----------            ------------           -----------------
          10                  $162,889                  $12,178
          15                  $207,893                  $17,688

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "D. Description of Annuity Payout Options."

I. ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

                        ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

     - to select the annuity payout option under which annuity benefit payments are to be made;

     - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable payout annuity option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur; and

     - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "D. Variable Annuity Benefit Payments" below for details);

A. ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

     -   may not be earlier than the first Contract Anniversary; and

     - must occur on the first day of any month before the Owner's 99th birthday. In some states, the Annuity Date may be earlier than Owner's 99th birthday.

If the Owner does not select an Annuity Date, the Annuity Date will be the later of (a) the Owner's age 85 or (b) one year after the Issue Date.

If there are Joint Owners, the age of the younger will determine the latest possible Annuity Date. The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.

If the Annuity Date occurs when the Owner is at an advanced age, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the Annuity Date and the annuity payout options with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

B. CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option (in New York, the default is a variable Life with ten year Period Certain annuity payout option). If the Owner exercises the M-GAP Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency option.

The annuity payout option selected must result in an initial payment of at least $100 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. For more specific information about fixed annuity payout options, see the Contract.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3%
AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

C. DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

     - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

     - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

     - SINGLE LIFE -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

     - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

     - SINGLE LIFE -- Monthly payments during the Annuitant's life. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

     - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS)

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty or any other period currently offered by the Company are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

D. VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit of a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

      (1) a discount factor equivalent to the AIR; and

      (2) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR, and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

     -   annuity payout option chosen;

     -   length of the annuity payout option elected;

     -   age of the Annuitant;

     -   gender of the Annuitant (if applicable, see "H. NORRIS Decision");

     -   value of the amount applied under the annuity payout option;

     - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

     -   AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying:

      (1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

      (2) the applicable amount of the first monthly payment per $1,000 of value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining guaranteed payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

E. TRANSFERS OF ANNUITY UNITS


After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company.

A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.


Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts; however, the Company reserves the right to limit the number of Sub-Accounts to which transfers may be made.

Automatic Rebalancing (Automatic Account Rebalancing) is available during the annuitization phase subject to the same rules described in "D. Transfer Privilege."

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.

F. WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "C. TAXATION OF THE CONTRACT IN GENERAL," "WITHDRAWALS AFTER ANNUITIZATION" UNDER FEDERAL TAX CONSIDERATIONS.

After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under a life annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS (NOT AVAILABLE IN NEW YORK)
-------------------------------------------------------------------------
The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT
--------------------------------------------------------------------------------
OPTIONS (NOT AVAILABLE IN NEW YORK)
-----------------------------------

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% -35%) of the present value of any remaining guaranteed annuity benefit payments).

Under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS

The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "Calculation of Proportionate Reduction," below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

 - PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year. Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                          Amount of the variable withdrawal
              --------------------------------------------------------
                   Present value of all remaining variable annuity
                benefit payments immediately prior to the withdrawal

   Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

   Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

   If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

 - PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life with Period Certain or Life with Cash Back annuity payout options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments) and under Period Certain annuity payout options (the Owner may make multiple Present Value Withdrawals in each calendar year).

   Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                       Amount of the variable withdrawal
          ---------------------------------------------------------
           Present value of remaining guaranteed variable annuity
            benefit payments immediately prior to the withdrawal

   Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining fixed annuity benefit payments.

   Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

   If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by one of the following charges ("Withdrawal Adjustment Charge"):


         15 or more years of annuity benefit payments being valued --            1.00%*
         10-14 years of annuity benefit payments being valued --                 1.50%*
         Less than 10 years of annuity benefit payments being valued--           2.00%*

*The Withdrawal Adjustment Charge may be lower in some jurisdictions. See Contract Specifications for the specific charge.

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

     - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

     - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX D -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

      - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

      -   the SEC has by order permitted such suspension; or

      - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

G. REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

      (1) The value applied under a fixed annuity payout option at the time of annuitization (except for the excess value of the M-GAP Benefit Base over the Annuity Value, if applicable) will be treated as if it had been invested in the Fixed Account of the Contract on that same date.

      (2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

      (3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. Surrender charges may apply to these withdrawals, and there may be adverse tax consequences. See "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS.

If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

H. NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

A. VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 1.20% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity payout phase. This charge may not be increased. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAIs of the Underlying Funds also contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with the Prospectus.


B. CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) currently is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000.

Where Accumulated Value has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each.. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the Issue Date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries, officers, directors, trustees and employees of any of the Underlying Funds; investment managers or sub-advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C. OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers a number of Riders that are only available if elected by the Owner at issue. A separate monthly charge is made for each Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable charge for the following Riders is equal to the Accumulated Value on the last day of each Contract month and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rate:

         Minimum Guaranteed Annuity Payout Rider with ten-year waiting period..........................0.35%
         Minimum Guaranteed Annuity Payout Rider with fifteen-year waiting period......................0.20%
         6% Enhanced Death Benefit Rider With Annual Step-Up...........................................0.25%
         Enhanced Death Benefit Rider With Annual Step-Up (only available in New York).................0.15%

For a description of the Riders, see "Optional Enhanced Death Benefit Rider" under "F. Death Benefit" and "H. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE, above.

D. PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:


      1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or


      2. the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E. SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below.

CALCULATION OF SURRENDER CHARGE. For purposes of determining the surrender charge, the Accumulated Value is divided into four categories:

     - The amount available under the Withdrawal Without Surrender Charge provision, described below;

     - Old Payments -- total payments invested in the Contract for more than nine years; and

     - New Payments -- payments received by the Company during the nine years preceding the date of the surrender or withdrawal.

Amounts available as a Withdrawal Without Surrender Charge amount, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. However, if a withdrawal or surrender is attributable all or in part to New Payments, a surrender charge may be imposed.

The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The following surrender charge table outlines these charges:


           COMPLETE
          YEARS FROM           SURRENDER CHARGE AS A
      DATE OF PAYMENT TO        PERCENTAGE OF THE
      DATE OF WITHDRAWAL        PAYMENTS WITHDRAWN
      ------------------        ------------------
          Less than 1                  8.0%
          Less than 2                  8.0%
          Less than 3                  8.0%
          Less than 4                  7.0%
          Less than 5                  7.0%
          Less than 6                  6.0%
          Less than 7                  5.0%
          Less than 8                  3.0%
          Less than 9                  1.0%
          Thereafter                    0%



The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn.

The total charge equals the aggregate of all applicable surrender charges for a surrender and withdrawals, including the Withdrawal Adjustment Charge that may apply if a withdrawal is taken during the Annuity Payout phase (see "F. Withdrawals after the Annuity Date " under ANNUITIZATION -- THE PAYOUT PHASE). In no event will the total surrender and withdrawal charges exceed a maximum limit of 8.5% of total gross New Payments.

WITHDRAWAL WITHOUT SURRENDER CHARGE: Each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge ("Withdrawal Without Surrender Charge Amount" or "WWSC amount"). The WWSC amount is equal to the greater of A or B where:

    A  is earnings at the time of withdrawal and

    B is 10% times (X less Y)* less Z where:

           X is the total gross payments made to the contract
           Y is any previous withdrawals that exceed the WWSC amount
           Z is any previous WWSC amount withdrawn in the same CALENDAR year

           *In the contract, X less Y is referred to as the Gross Payment Base

To illustrate how this works assume the following:

-        The issue date is February 1, 2000.
-        The initial payment to the contract is $100,000.
-        No subsequent payments are made to the contract.
-        The Owner makes the following withdrawals:

------------------------- ------------------------ --------------------------- ----------------------- ----------------
                                                     CONTRACT YEAR IN WHICH     EARNINGS AT THE TIME      AMOUNT OF
                            DATE OF WITHDRAWAL          WITHDRAWAL MADE            OF WITHDRAWAL         WITHDRAWAL
------------------------- ------------------------ --------------------------- ----------------------- ----------------
     Withdrawal #1             April 1, 2000                  1st                      $2,000              $8,000
------------------------- ------------------------ --------------------------- ----------------------- ----------------
     Withdrawal #2            August 1, 2000                  1st                      $3,680              $4,000
------------------------- ------------------------ --------------------------- ----------------------- ----------------
     Withdrawal #3             April 1, 2001                   2nd                     $7,414              $15,000
------------------------- ------------------------ --------------------------- ----------------------- ----------------
     Withdrawal #4            August 1, 2001                  2nd                      $3,404              $2,000
------------------------- ------------------------ --------------------------- ----------------------- ----------------

WITHDRAWAL #1
-------------

First, determine the WWSC amount available at the time of the withdrawal:

         A is $2,000

         B is 10% times (X less Y) less Z where:

                  X is $100,000
                  Y is $0 (no previous withdrawals have been made) Z is $0 (no previous withdrawals have been made)

                  10% times ($100,000 less $0) less $0 =
                  10% times ($100,000)less $0 =
                  $10,000 less $0 = $10,000

The greater of A or B is $10,000. This is the available WWSC amount at the time of Withdrawal #1

Second, compare the amount withdrawn to the available WWSC amount:

                  Withdrawal #1 of $8,000 is less than the WWSC amount of $10,000. Thus, it is not subject to surrender charges.

WITHDRAWAL #2
-------------

First, determine the WWSC amount available at the time of the withdrawal:

         A is $3,680

         B is 10% times (X less Y) less Z where:

                  X is $100,000
                  Y is $0 (Withdrawal #1, did not exceed the WWSC amount)
                  Z is $8,000 (Withdrawal #1 was made in the same CALENDAR year)

                  10% times ($100,000 less $0) less $8,000 =
                  10% times ($100,000) less $8,000 =
                  $10,000 less $8,000 = $2,000

The greater of A or B is $3,680. This is the available WWSC amount at the time of Withdrawal #2.

Second, compare the amount withdrawn to the available WWSC amount:

         Withdrawal #2 of $4,000 exceeds the available WWSC amount of $3,680. Only $3,680 of Withdrawal #2 is part of the WWSC amount and $320 exceeds the WWSC amount.

WITHDRAWAL #3
-------------

First, determine the WWSC amount available at the time of the withdrawal:

         A is $7,414

         B is 10% times (X less Y) less Z where:

                  X is $100,000
                  Y is $320 ($320 of Withdrawal #2 exceeded the WWSC amount)
                  Z is $0 (This is the first withdrawal of this CALENDAR year)

                  10% times ($100,000 less $320) less $0 =
                  10% times ($99,680) less $0 =
                  $9,968 less $0 = $9,968

The greater of A or B is $9,968. This is the available WWSC amount at the time of Withdrawal #3.

Second, compare the amount withdrawn to the available WWSC amount:

         Withdrawal #3 of $15,000 exceeds the available WWSC amount of $9,968. Only $9,968 of Withdrawal #3 is part of the WWSC amount and $5,032 exceeds the WWSC amount.

WITHDRAWAL #4

First, determine the WWSC amount available at the time of the withdrawal:

         A is $3,404

         B is 10% times (X less Y) less Z where:

                  X is $100,000
                  Y is $5,352 ($320 of Withdrawal #2 and $5,032 of Withdrawal #3 exceeded the WWSC amount)
                  Z is $9,968 (Withdrawal #3 was made in the same CALENDAR year. $9,968 of the total withdrawal of $15,000 was a withdrawal of the WWSC amount.)

                  10% times ($100,000 less $5,352) less $9,968 =
                  10% times ($94,648) less $9,968 =
                  $9,464.80 less $9,968 = $503.20

The greater of A or B is $3,404. This is the available WWSC amount at the time of Withdrawal #4.

Second, compare the amount withdrawn to the available WWSC amount:

         Withdrawal #4 of $2,000 is less than the available WWSC amount of $3,404. Thus it, is not subject to surrender charges.

IF YOU NEVER MAKE A WITHDRAWAL IN ANY CALENDAR YEAR THAT EXCEEDS THE WWSC AMOUNT, THEN THE MAXIMUM AVAILABLE WWSC AMOUNT EACH CALENDAR YEAR WILL NEVER BE LESS THAN 10% TIMES THE GROSS PAYMENTS MADE TO THE CONTRACT.

EFFECT OF WITHDRAWAL WITHOUT SURRENDER CHARGE AMOUNT: When a withdrawal is taken, the Company deducts the WWSC amount in the following order.

- The Company first deducts the WWSC Amount from Cumulative Earnings.


- If the WWSC amount exceeds Cumulative Earnings, the Company will deem the excess to be withdrawn from New Payments on a last-in-first-out (LIFO) basis, so that the newest New Payments are withdrawn first. This results in those New Payments, which are otherwise subject to the highest surrender charge at that point in time, being withdrawn first without a surrender charge.

- If more than one withdrawal is made during the calendar year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge amount has been withdrawn.

After the entire WWSC amount available in a calendar year has been withdrawn, for the purposes of determining the amount of the surrender charge, if any, withdrawals will be deemed to be taken in the following order:

-    First from Old Payments

     - Since Old Payments have been invested in the Contract for more than 9 years, the surrender charge is 0%.

-    Second from New Payments

     -   Payments are now withdrawn from this category on a first-in-first-out
         (FIFO) basis, so that the oldest New Payments are now withdrawn first. This results in the withdrawal of New Payments with the lowest surrender charge first.


-    Third from Cumulative Earnings


For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only, the maximum amount available without a surrender charge during any calendar year will be the greatest of the WWSC amount described above and the amount available as a Life Expectancy Distribution less Z (where Z has the same value as outlined above).

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "F. Surrender and Withdrawals" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE and see FEDERAL TAX CONSIDERATIONS.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the Issue Date of the Contract (or in the event that the original Owner or Annuitant has changed since issue, after being named Owner or Annuitant) and before attaining age 65. The Company may require proof of such disability and continuing disability and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

      (1) admitted to a medical care facility after becoming the Owner or Annuitant under the Contract and remains confined there until the later of one year after the Issue Date or 90 consecutive days; or

      (2) first diagnosed by a licensed physician as having a fatal illness after the Issue Date of the Contract and after being named Owner or Annuitant.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting. "Fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis. "Physician" means a person (other than the Owner, Annuitant or a member of one of their families) who is state licensed to give medical care or treatment and is acting within the scope of that license. "Physically disabled" means that the Owner or Annuitant, as applicable, has been unable to engage in an occupation or to conduct daily activities for a period of at least 12 consecutive months as a result of disease or bodily injury.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

     - the size and type of group or class, and the persistency expected from that group or class;

     - the total amount of payments to be received, and the manner in which payments are remitted;

     - the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

     -   other transactions where sales expenses are likely to be reduced; or

     - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the Issue Date is within the following class of individuals ("eligible persons"):

     - employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

     - employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds;

     -   investment managers or sub-advisers of the Underlying Funds; and

     - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents, and grandparents.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

F. TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract Year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract Year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT--THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION -- THE PAYOUT PHASE.

G. WITHDRAWAL ADJUSTMENT CHARGE

After the Annuity Date, each calendar year the Owner may withdraw a portion of the present value of either all future annuity benefit payments or future guaranteed annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity benefit payments is increased by one of the following adjustments:

         15 or more years of annuity benefit payments being valued --   1.00%*
         10-14 years of annuity benefit payments being valued --        1.50%*
         Less than 10 years of annuity benefit payments being valued--  2.00%*

*The Withdrawal Adjustment Charge may be lower in some jurisdictions. See Contract Specifications for the specific charge.

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity benefit payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate).

For more information see "F. Withdrawals After the Annuity Date," under ANNUITIZATION -- THE PAYOUT PHASE.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in New York, Oregon, Maryland, and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.


MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "F. Death Benefit" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. No Market Value Adjustment applies to deductions for Contract fees or rider charges. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                                          (n/365)
                             [(1+i)/(1+j)]        - 1

         where:     i     is the Guaranteed Interest Rate expressed as a decimal
                          for example: (3% = 0.03) being credited to the current Guarantee Period;

                    j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

                    n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited; however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX C -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender and Withdrawals" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "E. Surrender Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A. GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account was a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Portfolios will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B. QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 408 or 408A of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "E. Individual
Retirement Annuities" below.

C. TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

WITHDRAWALS AFTER ANNUITIZATION. A withdrawal from a qualified or non-qualified contract may create significant adverse tax consequences. It is possible that the Internal Revenue Service may take the view that when withdrawals (other than annuity payments) are taken during the annuity payout phase of the Contract, all amounts received by the taxpayer are taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current Annuity Value.


For example, assume that a Contract owner with AccumulatedValue of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 during the annuity payout phase. Under this view, the Contract owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply.


OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments begin under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -   taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or

     -   in the case of the Owner's "total disability" (as defined in the Code);
          or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee.

The requirement of "substantially equal" periodic payments is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement is also met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under Section 72 as well.

D. TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

E. INDIVIDUAL RETIREMENT ANNUITIES

Federal income taxation of assets held inside an individual retirement annuity and of earnings on those assets is deferred until distribution of plan benefits begin. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your individual retirement annuity.

Sections 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "C. Right to Cancel."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.


                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

      (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

      (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

      (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

      (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account,

      (5) to change the methodology for determining the net investment factor,

      (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act, and

      (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD") or independent broker-dealers. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract may also be purchased from certain independent broker-dealers that are NASD members.


The Company pays commissions not to exceed 5.00% of payments to representatives of Allmerica Investments, Inc. or to independent broker-dealers who sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to representatives of Allmerica Investments, Inc. or to such independent broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% annually compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

STATE RESTRICTIONS. Certain states may impose restrictions on payments and transfers to the Fixed Account.

                                 APPENDIX B
                           PERFORMANCE INFORMATION

In order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Table 1 reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Table 2 do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither set of tables include optional Rider charges. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Quotations of average annual total return as shown in Table 1 are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the effect of the $35 annual Contract fee ($30 Contract fee for First Allmerica), the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges. Quotations of supplemental average total returns, as shown in Table 2, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Contract fee and assumes that the Contract is not surrendered at the end of the periods shown.

For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

      (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

      (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

      (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                                     TABLE 1
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND*(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)




                                                                            FOR YEAR                    10 YEARS OR SINCE
                                                         UNDERLYING FUND     ENDED                         INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                 INCEPTION DATE     12/31/00       5 YEARS           IF LESS
----------------------------------------                 --------------     --------       -------      -----------------
AIT Core Equity Fund.................................        4/29/85          -17.21%        13.54%        14.55%
AIT Equity Index Fund................................        9/28/90          -16.76%        15.45%        15.23%
AIT Government Bond Fund.............................        8/26/91            0.64%         2.96%         4.97%
AIT Money Market Fund................................        4/29/85           -2.64%         2.78%         3.66%
AIT Select Aggressive Growth Fund....................        8/21/92          -30.96%         7.70%        12.24%
AIT Select Capital Appreciation Fund.................        4/28/95           -2.27%        11.19%        16.36%
AIT Select Emerging Markets Fund.....................        2/20/98          -42.56%        N/A          -10.48%
AIT Select Growth Fund...............................        8/21/92          -24.78%        16.39%        13.28%
AIT Select Growth and Income Fund....................        8/21/92          -18.38%        10.32%        10.47%
AIT Select International Equity Fund.................        5/2/94           -16.71%         9.76%         9.27%
AIT Select Investment Grade Income Fund..............        4/29/85            0.93%         3.29%         6.40%
AIT Select Strategic Growth Fund.....................        2/20/98          -42.39%        N/A          -14.69%
AIT Select Value Opportunity Fund....................        4/30/93           20.57%        13.48%        11.91%
AIM V.I. Aggressive Growth Fund......................        5/1/98            -6.14%        N/A           11.23%
AIM V.I. Value Fund..................................        5/5/93           -21.88%        13.42%        15.35%
Alliance Growth and Income Portfolio**...............        1/14/91            4.01%        16.92%        13.36%
Alliance Premier Growth Portfolio**..................        6/26/92          -23.86%        19.12%        18.11%
DGPF Growth Opportunities Series**...................        7/12/91          -16.41%        15.82%        12.72%
DGPF International Equity Series**...................       10/29/92           -8.17%         7.70%         8.37%
Fidelity VIP Equity-Income Portfolio**...............        10/9/86           -1.05%        10.71%        15.41%
Fidelity VIP Growth Portfolio**......................        10/9/86          -18.75%        16.59%        18.06%
Fidelity VIP High Income Portfolio**.................        9/19/85          -29.31%        -1.49%         8.04%
Fidelity VIP Overseas Portfolio**....................        1/28/87          -26.17%         7.57%         7.47%
Fidelity VIP II Asset Manager Portfolio**............        9/6/89           -12.32%         8.33%        10.11%
Fidelity VIP III Growth Opportunities Portfolio**....        1/3/95           -24.31%         7.96%        11.66%
FT VIP Franklin Natural Resources Securities
 Fund**..............................................        1/24/89           26.32%        -0.26%         3.64%
FT VIP Franklin Small Cap Fund**.....................        11/1/95          -21.98%        17.82%        17.38%
INVESCO VIF Health Sciences Fund.....................        5/22/97           20.72%        N/A           20.64%
Janus Aspen Growth Portfolio**.......................        9/13/93          -22.00%        16.68%        15.64%
Janus Aspen Growth and Income Portfolio**............        5/1/98           -21.60%        N/A           19.93%
Pioneer Emerging Markets VCT Portfolio**.............       10/30/98          -39.95%        N/A            4.32%
Pioneer Real Estate Growth VCT Portfolio**...........        3/1/95            19.37%         7.80%         9.58%
SVS Dreman Financial Services Portfolio..............        5/4/98            17.24%        N/A            1.86%
Scudder Technology Growth Portfolio..................        5/3/99           -28.24%        N/A           15.69%
T. Rowe Price International Stock Portfolio..........        3/31/94          -24.82%         5.84%         6.06%



*Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts were not in existence as of December 31, 2000.



** These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                     TABLE 2
          SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                     FOR PERIODS ENDING DECEMBER 31, 2000
                    SINCE INCEPTION OF UNDERLYING FUND*(1)
       (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                             FOR YEAR                 10 YEARS OR SINCE
                                                         UNDERLYING FUND      ENDED                      INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                 INCEPTION DATE      12/31/00      5 YEARS        IF LESS
----------------------------------------                 ---------------     --------      -------    -----------------
AIT Core Equity Fund.................................        4/29/85          -10.78%        14.37%        14.56%
AIT Equity Index Fund................................        9/28/90          -10.30%        16.23%        15.23%
AIT Government Bond Fund.............................        8/26/91            8.46%         4.18%         4.98%
AIT Money Market Fund................................        4/29/85            4.92%         4.02%         3.67%
AIT Select Aggressive Growth Fund....................        8/21/92          -25.60%         8.73%        12.40%
AIT Select Capital Appreciation Fund.................        4/28/95            5.31%        12.10%        16.96%
AIT Select Emerging Markets Fund.....................        2/20/98          -38.10%        N/A           -8.10%
AIT Select Growth Fund...............................        8/21/92          -18.94%        17.14%        13.43%
AIT Select Growth and Income Fund....................        8/21/92          -12.05%        11.26%        10.65%
AIT Select International Equity Fund.................        5/2/94           -10.24%        10.72%         9.81%
AIT Select Investment Grade Income Fund..............        4/29/85            8.76%         4.49%         6.41%
AIT Select Strategic Growth Fund.....................        2/20/98          -37.91%        N/A          -12.42%
AIT Select Value Opportunity Fund....................        4/30/93           28.57%        14.32%        12.22%
AIM V.I. Aggressive Growth Fund......................        5/1/98             1.15%        N/A           13.70%
AIM V.I. Value Fund..................................        5/5/93           -15.82%        14.25%        15.60%
Alliance Growth and Income Portfolio**...............        1/14/91           12.02%        17.66%        13.40%
Alliance Premier Growth Portfolio**..................        6/26/92          -17.95%        19.81%        18.21%
DGPF Growth Opportunities Series**...................        7/12/91           -9.92%        16.59%        12.77%
DGPF International Equity Series**...................       10/29/92           -1.04%         8.73%         8.45%
Fidelity VIP Equity-Income Portfolio**...............        10/9/86            6.63%        11.63%        15.41%
Fidelity VIP Growth Portfolio**......................        10/9/86          -12.45%        17.34%        18.06%
Fidelity VIP High Income Portfolio**.................        9/19/85          -23.82%        -0.19%         8.04%
Fidelity VIP Overseas Portfolio**....................        1/28/87          -20.44%         8.61%         7.47%
Fidelity VIP II Asset Manager Portfolio**............        9/6/89            -5.51%         9.33%        10.11%
Fidelity VIP III Growth Opportunities Portfolio**....        1/3/95           -18.43%         8.98%        12.33%
FT VIP Franklin Natural Resources Securities
Fund**...............................................        1/24/89           34.33%         1.05%         3.65%
FT VIP Franklin Small Cap Fund**.....................        11/1/95          -15.92%        18.54%        18.08%
INVESCO VIF Health Sciences Fund.....................        5/22/97           28.73%        N/A           21.82%
Janus Aspen Growth Portfolio**.......................        9/13/93          -15.95%        17.43%        15.92%
Janus Aspen Growth and Income Portfolio**............        5/1/98           -15.51%        N/A           22.11%
Pioneer Emerging Markets VCT Portfolio**.............       10/30/98          -35.29%        N/A            7.77%
Pioneer Real Estate Growth VCT Portfolio**...........        3/1/95            27.38%         8.83%        10.13%
SVS Dreman Financial Services Portfolio..............        5/4/98            25.25%        N/A            4.72%
Scudder Technology Growth Portfolio..................        5/3/99           -22.67%        N/A           20.00%
T. Rowe Price International Stock Portfolio..........        3/31/94          -18.99%         6.94%         6.58%



*Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts were not in existence as of December 31, 2000.


** These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                     TABLE 1
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND*(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                            FOR YEAR                   10 YEARS OR SINCE
                                                         UNDERLYING FUND     ENDED                        INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                 INCEPTION DATE     12/31/00       5 YEARS         IF LESS
----------------------------------------                 ---------------    --------       ----------  -----------------
AIT Core Equity Fund.................................        4/29/85          -17.21%       13.54%         14.55%
AIT Equity Index Fund................................        9/28/90          -16.76%       15.45%         15.23%
AIT Government Bond Fund.............................        8/26/91            0.64%        2.96%          4.97%
AIT Money Market Fund................................        4/29/85           -2.64%        2.78%          3.66%
AIT Select Aggressive Growth Fund....................        8/21/92          -30.96%        7.70%         12.24%
AIT Select Capital Appreciation Fund.................        4/28/95           -2.27%       11.19%         16.36%
AIT Select Emerging Markets Fund.....................        2/20/98          -42.56%        N/A          -10.48%
AIT Select Growth Fund...............................        8/21/92          -24.78%       16.39%         13.28%
AIT Select Growth and Income Fund....................        8/21/92          -18.38%       10.32%         10.47%
AIT Select International Equity Fund.................        5/2/94           -16.71%        9.76%          9.27%
AIT Select Investment Grade Income Fund..............        4/29/85            0.93%        3.29%          6.40%
AIT Select Strategic Growth Fund.....................        2/20/98          -42.39%        N/A          -14.69%
AIT Select Value Opportunity Fund....................        4/30/93           20.57%       13.48%         11.91%
AIM V.I. Aggressive Growth Fund......................        5/1/98            -6.14%        N/A           11.23%
AIM V.I. Value Fund..................................        5/5/93           -21.88%       13.42%         15.35%
Alliance Growth and Income Portfolio**...............        1/14/91            4.01%       16.92%         13.36%
Alliance Premier Growth Portfolio**..................        6/26/92          -23.86%       19.12%         18.11%
DGPF Growth Opportunities Series**...................        7/12/91          -16.41%       15.82%         12.72%
DGPF International Equity Series**...................       10/29/92           -8.17%        7.70%          8.37%
Fidelity VIP Equity-Income Portfolio**...............        10/9/86           -1.05%       10.71%         15.41%
Fidelity VIP Growth Portfolio**......................        10/9/86          -18.75%       16.59%         18.06%
Fidelity VIP High Income Portfolio**.................        9/19/85          -29.31%       -1.49%          8.04%
Fidelity VIP Overseas Portfolio**....................        1/28/87          -26.17%        7.57%          7.47%
Fidelity VIP II Asset Manager Portfolio**............        9/6/89           -12.32%        8.33%         10.11%
Fidelity VIP III Growth Opportunities Portfolio**....        1/3/95           -24.31%        7.96%         11.66%
FT VIP Franklin Natural Resources Securities
Fund**...............................................        1/24/89           26.32%       -0.26%          3.64%
FT VIP Franklin Small Cap Fund**.....................        11/1/95          -21.98%       17.82%         17.38%
INVESCO VIF Health Sciences Fund.....................        5/22/97           20.72%        N/A           20.64%
Janus Aspen Growth Portfolio**.......................        9/13/93          -22.00%       16.68%         15.64%
Janus Aspen Growth and Income Portfolio**............        5/1/98           -21.60%        N/A           19.93%
Pioneer Emerging Markets VCT Portfolio**.............       10/30/98          -39.95%        N/A            4.32%
Pioneer Real Estate Growth VCT Portfolio**...........        3/1/95            19.37%        7.80%          9.58%
SVS Dreman Financial Services Portfolio..............        5/4/98            17.24%        N/A            1.86%
Scudder Technology Growth Portfolio..................        5/3/99           -28.24%        N/A           15.69%
T. Rowe Price International Stock Portfolio..........        3/31/94          -24.82%        5.84%          6.06%


*Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts were not in existence as of December 31, 2000.


** These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                     TABLE 2

            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND*(1)
            (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                            FOR YEAR                    10 YEARS OR SINCE
                                                         UNDERLYING FUND     ENDED                         INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                 INCEPTION DATE     12/31/00         5 YEARS        IF LESS
----------------------------------------                 --------------     --------      -------------    ----------
AIT Core Equity Fund.................................        4/29/85          -10.78%       14.37%         14.56%
AIT Equity Index Fund................................        9/28/90          -10.30%       16.23%         15.23%
AIT Government Bond Fund.............................        8/26/91            8.46%        4.18%          4.98%
AIT Money Market Fund................................        4/29/85            4.92%        4.02%          3.67%
AIT Select Aggressive Growth Fund....................        8/21/92          -25.60%        8.73%         12.40%
AIT Select Capital Appreciation Fund.................        4/28/95            5.31%       12.10%         16.96%
AIT Select Emerging Markets Fund.....................        2/20/98          -38.10%        N/A           -8.10%
AIT Select Growth Fund...............................        8/21/92          -18.94%       17.14%         13.43%
AIT Select Growth and Income Fund....................        8/21/92          -12.05%       11.26%         10.65%
AIT Select International Equity Fund.................        5/2/94           -10.24%       10.72%          9.81%
AIT Select Investment Grade Income Fund..............        4/29/85            8.76%        4.49%          6.41%
AIT Select Strategic Growth Fund.....................        2/20/98          -37.91%        N/A          -12.42%
AIT Select Value Opportunity Fund....................        4/30/93           28.57%       14.32%         12.22%
AIM V.I. Aggressive Growth Fund......................        5/1/98             1.15%        N/A           13.70%
AIM V.I. Value Fund..................................        5/5/93           -15.82%       14.25%         15.60%
Alliance Growth and Income Portfolio**...............        1/14/91           12.02%       17.66%         13.40%
Alliance Premier Growth Portfolio**..................        6/26/92          -17.95%       19.81%         18.21%
DGPF Growth Opportunities Series**...................        7/12/91           -9.92%       16.59%         12.77%
DGPF International Equity Series**...................       10/29/92           -1.04%        8.73%          8.45%
Fidelity VIP Equity-Income Portfolio**...............        10/9/86            6.63%       11.63%         15.41%
Fidelity VIP Growth Portfolio**......................        10/9/86          -12.45%       17.34%         18.06%
Fidelity VIP High Income Portfolio**.................        9/19/85          -23.82%       -0.19%          8.04%
Fidelity VIP Overseas Portfolio**....................        1/28/87          -20.44%        8.61%          7.47%
Fidelity VIP II Asset Manager Portfolio**............        9/6/89            -5.51%        9.33%         10.11%
Fidelity VIP III Growth Opportunities Portfolio**....        1/3/95           -18.43%        8.98%         12.33%
FT VIP Franklin Natural Resources Securities
 Fund**..............................................        1/24/89           34.33%        1.05%          3.65%
FT VIP Franklin Small Cap Fund**.....................        11/1/95          -15.92%       18.54%         18.08%
INVESCO VIF Health Sciences Fund.....................        5/22/97           28.73%        N/A           21.82%
Janus Aspen Growth Portfolio**.......................        9/13/93          -15.95%       17.43%         15.92%
Janus Aspen Growth and Income Portfolio**............        5/1/98           -15.51%        N/A           22.11%
Pioneer Emerging Markets VCT Portfolio**.............       10/30/98          -35.29%        N/A            7.77%
Pioneer Real Estate Growth VCT Portfolio**...........        3/1/95            27.38%        8.83%         10.13%
SVS Dreman Financial Services Portfolio..............        5/4/98            25.25%        N/A            4.72%
Scudder Technology Growth Portfolio..................        5/3/99           -22.67%        N/A           20.00%
T. Rowe Price International Stock Portfolio..........        3/31/94          -18.99%        6.94%          6.58%


*Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts were not in existence as of December 31, 2000.


** These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                   APPENDIX C
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume there are no partial withdrawals are made and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the Gross Premium Base or the cumulative earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.


                  HYPOTHETICAL          WITHDRAWAL        SURRENDER
    CONTRACT      ACCUMULATED       WITHOUT SURRENDER      CHARGE       SURRENDER
     YEAR           VALUE            CHARGE AMOUNT       PERCENTAGE       CHARGE
     ----           -----            -------------       ----------       ------
       1            $54,000              $5,000              8.0%          $3,920
       2            58,320                8,320              8.0%          4,000
       3            62,986               12,986              8.0%          4,000
       4            68,024               18,024              7.0%          3,500
       5            73,466               23,466              7.0%          3,500
       6            79,343               29,343              6.0%          3,000
       7            85,691               35,691              5.0%          2,500
       8            92,547               42,547              3.0%          1,500
       9            99,950               49,950              1.0%           500
      10            107,946              57,946              0.0%            0

WITHDRAWALS -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:


                   HYPOTHETICAL                       WITHDRAWAL          SURRENDER
    CONTRACT       ACCUMULATED                     WITHOUT SURRENDER        CHARGE       SURRENDER
      YEAR           VALUE        WITHDRAWALS        CHARGE AMOUNT        PERCENTAGE      CHARGE
      ----           -----        ------------     -----------------      ----------     ---------
       1            $54,000         $        0          $5,000               8.0%             $0
       2             58,320                  0           8,320               8.0%              0
       3             62,986                  0          12,986               8.0%              0
       4             68,024             30,000          18,024               7.0%            838
       5             41,066             10,000           3,802               7.0%            487
       6             33,552              5,000           3,182               6.0%            151
       7             30,836             10,000           3,001               5.0%            386
       8             22,503             15,000           2,301               3.0%            400
       9             8,103               5,000           1,031               1.0%             44
       10            3,351               3,000            634                0.0%              0

PART 2: MARKET VALUE ADJUSTMENT (NOT APPLICABLE TO CONTRACTS OFFERED IN STATES WHERE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE)

The market value factor is: [(1+i)/(1+j)](n/365) - 1

The following examples assume:

      1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

      2. The date of surrender is seven years (2,555 days) from the expiration date.

      3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

      4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

      5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

      The market value factor     =    [(1+i)/(1+j)](n/365) - 1

                                  =    [(1+.08)/(1+.10)](2555/365) - 1

                                  =    (.98182)(7) - 1

                                  =    -.12054

The market value adjustment       =    the market value factor multiplied by the
                                       withdrawal

                                  =    -.12054 x $62,985.60

                                  =    -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

      The market value factor     =   [(1+i)/(1+j)](n/365) - 1

                                  =   [(1+.08)/(1+.07)](2555/365) - 1

                                  =   (1.00935)(7) - 1

                                  =   .06728

The market value adjustment       =    the market value factor multiplied by the
                                       withdrawal

                                  =   .06728 x $62,985.60

                                  =   $4,237.90

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

      The market value factor     =   [(1+i)/(1+j)](n/365) - 1

                                  =   [(1+.08)/(1+.11)](2555/365) - 1

                                  =   (.97297)(7) - 1

                                  =   -.17454

The market value adjustment       =   Minimum of the market value factor
                                      multiplied by the withdrawal or the
                                      negative of the excess interest earned
                                      over 3%

                                  =   Maximum (-.17454 x $62,985.60 or
                                      -$8,349.25)

                                  =   Maximum (-$10,992.38 or -$8,349.25)

                                  =   -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

      The market value factor     =   [(1+i)/(1+j)](n/365) - 1

                                  =   [(1+.08)/(1+.05)](2555/365) - 1

                                  =   (1.02857)(7) - 1

                                  =   .21798

The market value adjustment       =   Minimum of the market value factor
                                      multiplied by the withdrawal or the excess interest earned over 3%

                                  =   Minimum of (.21798 x $62,985.60 or
                                      $8,349.25)

                                  =   Minimum of ($13,729.78 or $8,349.25)

                                  =   $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX D
        EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.35 %).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

           Annuity Units prior to withdrawal = 1,370
           Annuity Unit Value on the date of withdrawal = 1.09944
           Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

           Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
           Present Value of Future Guaranteed Annuity Benefit Payments = $119,961.92

           Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 x 75%)

           Annuity Units after withdrawal = 342.50
           (1,370 x (1 - (89,971.44/119,961.92)))
           Annuity Unit Value on the date of withdrawal = 1.09944
           Monthly Annuity Benefit Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

           Annuity Units prior to withdrawal = 1,370
           Annuity Unit Value on the date of withdrawal = 1.39350
           Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

           Rate used in Present Value Determination = 3% (3% AIR)
           Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

           Maximum Present Value Withdrawal Amount = $49,386.81
           ($65,849.08 x 75%)

           Annuity Units after withdrawal = 342.50 (1,370 x (1 -
           (49,386.81/65,849.08)))
           Annuity Unit Value on the date of withdrawal
           = 1.39350
           Monthly Annuity Benefit Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

           Last Monthly Annuity Benefit Payment = $1,436.50
           Withdrawal Amount = $14,365.00 (10 x 1,436.50)

           Annuity Units prior to withdrawal = 1,370
           Annuity Unit Value on the date of withdrawal = 1.09944
           Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

           Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
           Present Value of Future Annuity Benefit Payments = $234,482.77

           Annuity Units after withdrawal = 1,286.07 (1,370 x (1 - (14,365.00/234,482.77)))
           Annuity Unit Value on the date of withdrawal = 1.09944
           Monthly Annuity Benefit Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

           Last Monthly Annuity Benefit Payment = $1,820.71
           Withdrawal Amount = $18,207.10 (10 x 1,820.71)

           Annuity Units prior to withdrawal = 1,370
           Annuity Unit Value on the date of withdrawal = 1.39350
           Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

           Rate used in Present Value Determination = 3% (3% AIR)
           Present Value of Future Annuity Benefit Payments = $268,826.18

           Annuity Units after withdrawal = 1,272.71 (1,370 x (1 - (18,207.10/268,826.18)))
           Annuity Unit Value on the date of withdrawal = 1.39350
           Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

           Annuity Units prior to withdrawal = 1,370
           Annuity Unit Value on the date of withdrawal = 1.09944
           Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

           Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
           Present Value of future Guaranteed Annuity Benefit Payments
           = $119,961.92

           Withdrawal = $10,000

           Annuity Units after withdrawal = 1,255.80 (1,370 x (1 - (10,000/119,961.92)))
           Annuity Unit Value on the date of withdrawal = 1.09944
           Monthly Annuity Benefit Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL


           Annuity Units prior to withdrawal = 1,370
           Annuity Unit Value on the date of withdrawal = 1.09944
           Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

           Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
           Present Value of future Annuity Benefit Payments = $234,482.77

           Withdrawal = $10,000

           Annuity Units after withdrawal = 1,311.57 (1,370 x (1 - (10,000/$234,482.77)))
           Annuity Unit Value on the date of withdrawal = 1.09944
           Monthly Annuity Benefit Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during which the Company guaranteed to make payments.

                                   APPENDIX E
                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT VA-K


                                                                      YEAR ENDED DECEMBER 31,
                                          2000      1999     1998      1997      1996      1995      1994     1993     1992
                                      ----------------------------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period................      3.503     2.748    2.336     1.894     1.599     1.221     1.236    1.175    1.111
  End of Period......................      3.124     3.503    2.748     2.336     1.894     1.599     1.221    1.236    1.175
  Units Outstanding at End of Period
     (in thousands) .................    166,719   167,814  164,914   156,173   135,573   116,008   102,399   72,609   34,373

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period................      3.874     3.265    2.581     1.977     1.640     1.221     1.266    1.135    1.074
  End of Period......................      3.474     3.874    3.265     2.581     1.977     1.640     1.221    1.226    1.135
  Units Outstanding at End of Period
     (in thousands) .................    135,764   131,644  107,625    85,344    57,428    39,534    29,176   22,466    9,535

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period................      1.451     1.469    1.384     1.311     1.285     1.152     1.179    1.112    1.075
  End of Period......................      1.573     1.451    1.469     1.384     1.311     1.285     1.152    1.179    1.112
  Units Outstanding at End of Period
     (in thousands) .................     42,354    51,711   48,930    35,261    30,921    31,710    32,519   60,265   29,844

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period................      1.308     1.262    1.214     1.167     1.124     1.077     1.051    1.035    1.013
  End of Period......................      1.372     1.308    1.262     1.214     1.167     1.124     1.077    1.051    1.035
  Units Outstanding at End of Period
     (in thousands) .................    137,255   205,622  128,730    91,676    92,354    69,311    37,668   30,815   30,778

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period................      3.433     2.513    2.305     1.970     1.686     1.292     1.342    1.139    1.000
  End of Period......................      2.553     3.433    2.513     2.305     1.970     1.686     1.292    1.342    1.139
  Units Outstanding at End of Period
     (in thousands) .................    138,058   123,337  125,758   106,790    89,974    70,349    54,288   26,158    2,019

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period................      2.316     1.875    1.670     1.482     1.383     1.000       N/A      N/A      N/A
  End of Period......................      2.438     2.316    1.875     1.670     1.482     1.383       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................     81,632    81,133   80,048    70,932    52,927     16096       N/A      N/A      N/A

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period......................      0.743       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................      1,749       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31,
                                         2000       1999     1998      1997      1996      1995     1994      1993     1992
                                        -------------------------------------------------------------------------------------
AIT SELECT GROWTH FUND
Unit Value:
Beginning of Period..................      3.417     2.671    2.001     1.514     1.259     1.024     1.055    1.058    1.000
End of Period........................      2.768     3.417    2.671     2.001     1.514     1.259     1.024    1.055    1.058
Units Outstanding at End of Period
(in thousands) ......................    144,445   136,939  121,005    96,643    62,633    47,078    38,415   26,064    3,039

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period................      2.650     2.270    1.978     1.638     1.370     1.066     1.074    0.987    1.000
  End of Period......................      2.329     2.650    2.270     1.978     1.638     1.370     1.066    1.074    0.987
  Units Outstanding at End of Period
     (in thousands) .................    139,100   132,428  119,107   103,543    82,434    63,841    51,098   31,846    4,711

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period................      2.084     1.605    1.398     1.355     1.127     0.956     1.000      N/A      N/A
  End of Period......................      1.869     2.084    1.605     1.398     1.355     1.127     0.956      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................    143,187   129,946  130,011   115,585    77,485    37,680    12,530      N/A      N/A

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
Beginning of Period..................      1.590     1.629    1.530     1.418     1.390     1.073     1.250    1.145    1.073
  End of Period......................      1.728     1.590    1.629     1.530     1.418     1.390     1.196    1.250    1.145
  Units Outstanding at End of Period
     (in thousands) .................     91,834   106,780  102,088    86,816    79,054    69,168    57,454   48,488   15,428

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
Beginning of Period..................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period......................      0.693       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................      2,673       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period................      1.889     2.011    1.945     1.580     1.249     1.075     1.167    1.000      N/A
  End of Period......................      2.427     1.889    2.011     1.945     1.580     1.249     1.075    1.167      N/A
  Units Outstanding at End of Period
     (in thousands) .................     84,657   103,456   99,750    85,126    60,145    43,433    33,049    9,902      N/A

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
Beginning of Period..................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period......................      0.910       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................     34,003       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A

AIM V.I. VALUE FUND
Unit Value:
Beginning of Period..................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period......................      0.883       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................     35,152       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31,
                                         2000       1999     1998      1997      1996      1995     1994      1993     1992
                                        -------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
Beginning of Period..................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period......................      1.053       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................     26,264       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
Beginning of Period..................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period......................      0.807       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................     41,877       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A

DGPF GROWTH OPPORTUNITES SERIES
Unit Value:
Beginning of Period..................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period......................      0.862       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................     20,348       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A

DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period................      1.000     1.736    1.596     1.519     1.284     1.143     1.129    1.000      N/A
  End of Period......................      1.962     1.980    1.736     1.596     1.519     1.284     1.143    1.129      N/A
  Units Outstanding at End of Period
     (in thousands) .................     57,144    63,396   68,279    62,134    44,416    34,692    26,924    6,681      N/A

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period................      1.000     3.107    2.824     2.236     1.185     1.490     1.412    1.211    1.051
  End of Period......................      3.479     3.256    3.107     2.824     2.236     1.185     1.490    1.412    1.211
  Units Outstanding at End of Period
     (in thousands) .................    160,638   188,374  187,989   180,001   167,000   139,145   104,356   61,264   17,855

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................      1.000     3.586    2.608     2.143     1.895     1.419     1.440    1.224    1.135
  End of Period......................      4.261     4.857    3.586     2.608     2.143     1.895     1.419    1.440    1.224
  Units Outstanding at End of Period
     (in thousands) .................    165,188   160,262  149,009   148,211   142,450   116,485    90,717   49,136   18,253

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period................      1.000     2.142    2.272     1.958     1.743     1.465     1.510    1.270    1.047
  End of Period......................      1.745     2.284    2.142     2.272     1.958     1.743     1.465    1.510    1.270
  Units Outstanding at End of Period
     (in thousands) .................     89,452    97,498   97,829    76,343    53,956    38,042    27,041   13,583    3,625

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period................      1.000     1.814    1.632     1.484     1.330     1.230     1.226    0.906    1.030
  End of Period......................      2.033     2.550    1.814     1.632     1.484     1.330     1.230    1.226    0.906
  Units Outstanding at End of Period
     (in thousands) .................     72,650    58,821   59,052    56,689    63,050    65,256    59,774   25,395    6,728

                                                                      YEAR ENDED DECEMBER 31,
                                         2000      1999     1998      1997      1996      1995      1994     1993     1992
                                        -------------------------------------------------------------------------------------
FIDELITY VIP II ASSET MANAGER
   PORTFOLIO
Unit Value:
  Beginning of Period................      1.000     1.717    1.514     1.273     1.127     0.977     1.000      N/A      N/A
  End of Period......................      1.779     1.879    1.717     1.514     1.273     1.127     0.977      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................     69,447    78,861   69,704     55551     42415     33444     20720      N/A      N/A

FIDELITY VIP III GROWTH OPPORTUNITIES
   PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period......................      0.884       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................      4,701       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A

FT VIP FRANKLIN NATURAL RESOURCES
   SECURITIES FUND
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A
  End of Period......................      1.192       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................      1,498       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A
  End of Period......................      0.854       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................     39,455       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A
  End of Period......................      1.113       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................     17,623       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A
  End of Period......................      0.855       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................     45,951       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A
  End of Period......................      0.900       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................     40,227       N/A      N/A       N/A       N/A       N/A       N/A      N/A       N/A

                                                                       YEAR ENDED DECEMBER 31,
                                         2000       1999     1998      1997      1996      1995     1994      1993     1992
                                        -------------------------------------------------------------------------------------
PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period......................      0.758       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................      6,325       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A

PIONEER REAL ESTATE GROWTH VCT
PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period......................      1.007       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................      1,505       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period......................      1.216       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................      8,123       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:                                1.000       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  Beginning of Period................      0.726       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
  End of Period......................
  Units Outstanding at End of Period      39,623       N/A      N/A       N/A       N/A       N/A       N/A      N/A      N/A
     (in thousands) .................

T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period................      1.000     1.396    1.222     1.203     1.064     1.000       N/A      N/A      N/A
  End of Period......................      1.485     1.834    1.396     1.222     1.203     1.064       N/A      N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................     77,533    68,032   68,367    59,832    35,915     10882       N/A      N/A      N/A

                         CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-K


                                                            YEAR ENDED DECEMBER 31,
                                          2000      1999     1998      1997      1996      1995     1994
                                          -------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period................      2.977     2.336    1.986     1.610     1.359     1.037    1.000
  End of Period......................      2.655     2.977    2.336     1.986     1.610     1.359    1.037
  Units Outstanding at End of Period
     (in thousands) .................     11,654    10,700    9,224     7,404     4,652     2,436      947

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period................      3.282     2.766    2.187     1.675     1.390     1.035    1.000
  End of Period......................      2.943     3.282    2.766     2.187     1.675     1.390    1.035
  Units Outstanding at End of Period
     (in thousands) .................     12,588    11,440    8,479     5,712      2417       947      189

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period................      1.257     1.273    1.199     1.136     1.113     0.998    1.000
  End of Period......................      1.363     1.257    1.273     1.199     1.136     1.113    0.998
  Units Outstanding at End of Period
     (in thousands) .................      3,312     4,118    2,605     1,694     1,629     1,098      363

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period................      1.239     1.195    1.149     1.105     1.064     1.020    1.000
  End of Period......................      1.299     1.239    1.195     1.149     1.105     1.064    1.020
  Units Outstanding at End of Period
     (in thousands) .................     11,842    10,044    8,683     8,628     7,379     4,194    1,837

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period................      2.718     1.989    1.825     1.560     1.335     1.023    1.000
  End of Period......................      2.021     2.718    1.989     1.825     1.560     1.335    1.023
  Units Outstanding at End of Period
     (in thousands) .................     13,313    11,108   10,282     7,947     5,681     2,907    1,211

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period................      2.316     1.875    1.670     1.482     1.115     1.000      N/A
  End of Period......................      2.438     2.316    1.875     1.670     1.482     1.115      N/A
  Units Outstanding at End of Period
     (in thousands) .................      7,028     6,678    5,947     5,197     3,849     1,069      N/A

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A      N/A
  End of Period......................      0.743       N/A      N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................        524       N/A      N/A       N/A       N/A       N/A      N/A

AIT SELECT GROWTH FUND
Unit Value:
Beginning of Period..................      3.525     2.756    2.064     1.562     1.229     1.057    1.000
End of Period........................      2.856     3.525    2.756     2.064     1.562     1.229    1.057
Units Outstanding at End of Period
(in thousands) ......................     12,442    11,455    8,389     5,589     2,645     1,278      406

                                                            YEAR ENDED DECEMBER 31,
                                          2000      1999      1998      1997      1996      1995     1994
                                          ---------------------------------------------------------------
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period................      2.559     2.193    1.911     1.582     1.324     1.030    1.000
  End of Period......................      2.250     2.559    2.193     1.911     1.582     1.324    1.030
  Units Outstanding at End of Period
     (in thousands) .................     10,295     8,958    7,519     6,124     3,759     2,173      832

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period................      2.084     1.605    1.398     1.355     1.128     0.956    1.000
  End of Period......................      1.869     2.084    1.605     1.398     1.355     1.128    0.956
  Units Outstanding at End of Period
     (in thousands) .................     11,747    10,841    9,713     8,076     5,068     2,093      446

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
Beginning of Period..................      1.316     1.348    1.267     1.174     1.151     0.990    1.000
  End of Period......................      1.431     1.316    1.348     1.267     1.174     1.151    0.990
  Units Outstanding at End of Period
     (in thousands) .................      5,053     5,686    5,160     3,889     2,854     1,677    1,677

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
Beginning of Period..................      1.000       N/A      N/A       N/A       N/A       N/A      N/A
  End of Period......................      0.693       N/A      N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................        352       N/A      N/A       N/A       N/A       N/A      N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period................      1.712     1.823    1.764     1.433     1.131     0.975    1.000
  End of Period......................      2.201     1.712    1.823     1.764     1.433     1.131    0.975
  Units Outstanding at End of Period
     (in thousands) .................      7,745     8,309    7,243     5,466     3,037     1,614      795

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
Beginning of Period..................      1.000       N/A      N/A       N/A       N/A       N/A      N/A
  End of Period......................      0.910       N/A      N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................      2,495       N/A      N/A       N/A       N/A       N/A      N/A

AIM V.I. VALUE FUND
Unit Value:
Beginning of Period..................      1.000       N/A      N/A       N/A       N/A       N/A      N/A
  End of Period......................      0.883       N/A      N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................      3,008       N/A      N/A       N/A       N/A       N/A      N/A

ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
Beginning of Period..................      1.000       N/A      N/A       N/A       N/A       N/A      N/A
  End of Period......................      1.053       N/A      N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................      1,999       N/A      N/A       N/A       N/A       N/A      N/A

                                                            YEAR ENDED DECEMBER 31,
                                          2000      1999     1998      1997      1996      1995     1994
                                          ---------------------------------------------------------------
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
Beginning of Period..................      1.000       N/A      N/A       N/A       N/A       N/A      N/A
  End of Period......................      0.807       N/A      N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................      3,419       N/A      N/A       N/A       N/A       N/A      N/A

DGPF GROWTH OPPORTUNITES SERIES
Unit Value:
Beginning of Period..................      1.000       N/A      N/A       N/A       N/A       N/A      N/A
  End of Period......................      0.862       N/A      N/A       N/A       N/A       N/A      N/A
  Units Outstanding at End of Period
     (in thousands) .................      1,126       N/A      N/A       N/A       N/A       N/A      N/A

DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period................      1.720     1.508    1.387     1.319     1.115     0.993    1.000
  End of Period......................      1.704     1.720    1.508     1.387     1.319     1.115    0.993
  Units Outstanding at End of Period
     (in thousands) .................      4,193     4,560    4,148     3,266     2,023     1,304      667

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period................      2.345     2.238    2.034     1.610     1.430     1.073    1.000
  End of Period......................      2.506     2.345    2.238     2.034     1.610     1.430    1.073
  Units Outstanding at End of Period
     (in thousands) .................     16,147    17,836   16,111    12,959     9,957     5,738    2,214

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................      3.673     2.712    1.972     1.620     1.433     1.073     1.000
  End of Period......................      3.222     3.673    2.712     1.972     1.620     1.433     1.073
  Units Outstanding at End of Period
     (in thousands) .................     18,614    16,528   13,035    11,575     9,342     4,952     1,944

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period................      1.551     1.455    1.543     1.330     1.184     0.995     1.000
  End of Period......................      1.185     1.551    1.455     1.543     1.330     1.184     0.995
  Units Outstanding at End of Period
     (in thousands) .................     11,813    15,020   14,203     9,794     5,635     2,530       985

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period................      2.028     1.443    1.298     1.180     1.058     0.978     1.000
  End of Period......................      1.616     2.028    1.443     1.298     1.180     1.058     0.978
  Units Outstanding at End of Period
     (in thousands) .................      6,095     4,796    4,358     3,601     3,114     2,804     1,697

FIDELITY VIP II ASSET MANAGER
   PORTFOLIO
Unit Value:
  Beginning of Period................      1.896     1.732    1.527     1.284     1.137     0.985     1.000
  End of Period......................      1.795     1.896    1.732     1.527     1.284     1.137     0.985
  Units Outstanding at End of Period
     (in thousands) .................      4,729     4,614    3,514     3,125     2,735     2,025     1,240

                                                            YEAR ENDED DECEMBER 31,
                                          2000        1999     1998      1997      1996      1995     1994
                                          ----------------------------------------------------------------
FIDELITY VIP III GROWTH OPPORTUNITIES
   PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A
  End of Period......................      0.884       N/A      N/A       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................        335       N/A      N/A       N/A       N/A       N/A       N/A

FT VIP FRANKLIN NATURAL RESOURCES
   SECURITIES FUND
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A
  End of Period......................      1.192       N/A      N/A       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................        466       N/A      N/A       N/A       N/A       N/A       N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A
  End of Period......................      0.854       N/A      N/A       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................      1,703       N/A      N/A       N/A       N/A       N/A       N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A
  End of Period......................      1.113       N/A      N/A       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................      2,421       N/A      N/A       N/A       N/A       N/A       N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A
  End of Period......................      0.855       N/A      N/A       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................      2,991       N/A      N/A       N/A       N/A       N/A       N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A
  End of Period......................      0.900       N/A      N/A       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................      3,157       N/A      N/A       N/A       N/A       N/A       N/A
PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A
  End of Period......................      0.758       N/A      N/A       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................        793       N/A      N/A       N/A       N/A       N/A       N/A

PIONEER REAL ESTATE GROWTH VCT
PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A
  End of Period......................      1.007       N/A      N/A       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................        253       N/A      N/A       N/A       N/A       N/A       N/A

                                                            YEAR ENDED DECEMBER 31,
                                           2000      1999     1998      1997      1996      1995        1994
                                           ------------------------------------------------------------------
SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A
  End of Period......................      1.216       N/A      N/A       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................      1,502       N/A      N/A       N/A       N/A       N/A       N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................      1.000       N/A      N/A       N/A       N/A       N/A       N/A
  End of Period......................      0.726       N/A      N/A       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands) .................      2,629       N/A      N/A       N/A       N/A       N/A       N/A

T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period................      1.834     1.396    1.222     1.203     1.064     1.000       N/A
  End of Period......................      1.485     1.834    1.396     1.222     1.203     1.064       N/A
  Units Outstanding at End of Period
     (in thousands) .................      6,720     5,937    5,670     4,536      2506       542       N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF
         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA ULTIMATE ADVANTAGE PROSPECTUS FOR SEPARATE ACCOUNT VA-K DATED MAY 1, 2001 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.


                                DATED MAY 1, 2001

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY ..............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT
     AND THE COMPANY..........................................................3

SERVICES......................................................................3

UNDERWRITERS..................................................................3

ANNUITY BENEFIT PAYMENTS......................................................4

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM...................5

PERFORMANCE INFORMATION ......................................................5

FINANCIAL STATEMENTS........................................................F-1


                         GENERAL INFORMATION AND HISTORY


Separate Account VA-K (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, the Company had over $18 billion in assets and over $27 billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries (including the Company) had over $24 billion in combined assets and over $34 billion in life insurance in force.



Currently, 35 Sub-Accounts of the Variable Account are available under the Allmerica Ultimate Advantage contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware Group Premium Fund ("DGPF"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), , Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Variable Series II ("SVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

AIT, AVIF, Alliance, DGPF, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, SVS, Pioneer VCT and T. Rowe Price, are open-end, diversified management investment companies. Thirteen different funds of the Trust are available under the Contract: the AIT Core Equity Fund (formerly the Growth Fund), AIT Equity Index Fund, AIT Government Bond Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, and Select Value Opportunity Fund. Two funds of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund and the AIM V.I. Value Fund. Two portfolios of Alliance are available under the Contract: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Two series of DGPF are available under the Contract: the DGPF International Equity Series and the DGPF Growth Opportunities Series. Four portfolios of Fidelity VIP are available under the
Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio and the Fidelity VIP Overseas Portfolio. One portfolio of Fidelity VIP II is available under the Contract: the Fidelity VIP II Asset Manager Portfolio. One Fidelity VIP III portfolio is available under the Contract: the Fidelity VIP III Growth Opportunities Portfolio. Two FT VIP funds are available under the Contract: the FT VIP Franklin Natural Resources Securities Fund and the FT VIP Franklin Small Cap Fund. One fund of INVESCO VIF is available under the Contract: the INVESCO VIF Health Sciences Fund. Two Janus Aspen portfolios are available under the
Contract: the Janus Aspen Growth Portfolio and the Janus Aspen Growth and Income Portfolio. Two Pioneer VCT portfolios are available under the Contract: the Pioneer Emerging Markets VCT Portfolio and the Pioneer Real Estate Growth VCT Portfolio. Two SVS portfolios are available under the Contract: the SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio. Each fund available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Separate Account VA-K of the Company as of December 31, 2000 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of

PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from NASD registered representatives of Allmerica Investments and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

Commissions are paid by the Company to its licensed insurance agents on sales of the Contract. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender charges, withdrawal charges, annuitization withdrawal charges (Withdrawal Adjustment Charge), profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. Registered representatives of Allmerica Investments receive commissions not to exceed 5% of purchase payments. Independent broker-dealers receive commissions of up to 5% of purchase payments, of which a portion is paid to their registered representatives. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions are paid by the Company, and do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.


The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000 were $36,853,601, $38,326,089 and $34,823,209.54.



No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1998, 1999, and 2000.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period.............................$ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period................................$ 5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses.......................$ 1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2).........0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)..............................0.000038

(6)  Net Investment Rate (4) - (5)......................................................0.000297

(7)  Net Investment Factor 1.000000 + (6)...............................................1.000297

(8)  Accumulation Unit Value -- Current Period (1) x (7)...............................$1.135337

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134577.

The method for determining the amount of annuity benefit payments is described in detail under " Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by 1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or
267.5818 times $1.105121, which produces a current monthly payment of $295.71.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-   must be new payments to the Contract, including the initial payment,

-   must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub- Accounts over a specified time period and

-   will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "APPENDIX B-PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:


                      (n)
              P(1 + T)     =        ERV

         Where:     P      =   a hypothetical initial payment to the Variable Account of $1,000

                    T      =   average annual total return

                    n      =   number of years

                  ERV      =   the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

----------------------------------- ------------------------------------------------------
    Years From Date of Payment to      Surrender Charge as a Percentage of the Purchase
         Date of Withdrawal                          Payments Withdrawn*
         ------------------                          ------------------
----------------------------------- ------------------------------------------------------
             Less than 1                                     8.0%
----------------------------------- ------------------------------------------------------
             Less than 2                                     8.0%
----------------------------------- ------------------------------------------------------
             Less than 3                                     8.0%
----------------------------------- ------------------------------------------------------
             Less than 4                                     7.0%
----------------------------------- ------------------------------------------------------
             Less than 5                                     7.0%
----------------------------------- ------------------------------------------------------
             Less than 6                                     6.0%
----------------------------------- ------------------------------------------------------
             Less than 7                                     5.0%
----------------------------------- ------------------------------------------------------
             Less than 8                                     3.0%
----------------------------------- ------------------------------------------------------
             Less than 9                                     1.0%
----------------------------------- ------------------------------------------------------
             Thereafter                                       0%
----------------------------------- ------------------------------------------------------

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $35 annual Contract fee.


YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2000:


         Yield                      5.03%
         Effective Yield            5.16%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.


The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                     (365/7)
         Effective Yield = [ (base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $35 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-K.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000    1999    1998
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.1  $  0.5  $  0.5
     Universal life and investment product
       policy fees..............................   382.2   328.1   267.4
     Net investment income......................   140.4   150.2   151.3
     Net realized investment (losses) gains.....   (15.2)   (8.7)   20.0
     Other income (Note 1)......................    85.1    36.9     0.6
                                                  ------  ------  ------
         Total revenues.........................   592.6   507.0   439.8
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   167.2   173.6   153.9
     Policy acquisition expenses................    70.5    49.8    64.6
     Sales practice litigation..................    --      --      21.0
     Other operating expenses (Note 1)..........   197.8   151.3   104.1
     Restructuring costs........................     4.6    --      --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   440.1   374.7   343.6
                                                  ------  ------  ------
 Income before federal income taxes.............   152.5   132.3    96.2
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (36.7)   15.5    22.1
     Deferred...................................    69.7    30.5    11.8
                                                  ------  ------  ------
         Total federal income tax expense.......    33.0    46.0    33.9
                                                  ------  ------  ------
 Net income.....................................  $119.5  $ 86.3  $ 62.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,262.2 and $1,354.2)............................  $ 1,270.0  $ 1,324.6
     Equity securities at fair value (cost of $41.2 and
       $25.2)............................................       35.8       32.6
     Mortgage loans......................................      200.1      223.7
     Policy loans........................................      185.4      166.8
     Real estate and other long-term investments.........       15.1       25.1
                                                           ---------  ---------
         Total investments...............................    1,706.4    1,772.8
                                                           ---------  ---------
   Cash and cash equivalents.............................       50.8      132.9
   Accrued investment income.............................       33.7       36.0
   Deferred policy acquisition costs.....................    1,344.2    1,156.4
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      280.2      287.2
   Other assets..........................................       69.3       64.8
   Separate account assets...............................   14,688.2   14,527.9
                                                           ---------  ---------
         Total assets....................................  $18,172.8  $17,978.0
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,188.4  $ 2,274.7
     Outstanding claims and losses.......................       15.6       13.7
     Unearned premiums...................................        2.5        2.6
     Contractholder deposit funds and other policy
       liabilities.......................................       42.5       44.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,249.0    2,335.3
                                                           ---------  ---------
   Expenses and taxes payable............................      138.6      216.8
   Reinsurance premiums payable..........................       16.4       17.9
   Deferred federal income taxes.........................      168.5       94.8
   Separate account liabilities..........................   14,688.2   14,527.9
                                                           ---------  ---------
         Total liabilities...............................   17,260.7   17,192.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      423.7
   Accumulated other comprehensive (loss) income.........        4.7       (2.6)
   Retained earnings.....................................      481.2      361.7
                                                           ---------  ---------
         Total shareholder's equity......................      912.1      785.3
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $18,172.8  $17,978.0
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999     1998
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   423.7    407.9    386.9
     Issuance of common stock...................    --       15.8     21.0
                                                  ------   ------   ------
     Balance at end of period...................   423.7    423.7    407.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    (2.6)    24.1     38.5
     Appreciation (depreciation) during the
       period:
         Net appreciation (depreciation) on
           available-for-sale securities........    11.3    (41.1)   (23.4)
         (Provision) benefit for deferred
           federal income taxes.................    (4.0)    14.4      9.0
                                                  ------   ------   ------
         Other comprehensive income (loss)......     7.3    (26.7)   (14.4)
                                                  ------   ------   ------
     Balance at end of period...................     4.7     (2.6)    24.1
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   361.7    275.4    213.1
     Net income.................................   119.5     86.3     62.3
                                                  ------   ------   ------
     Balance at end of period...................   481.2    361.7    275.4
                                                  ------   ------   ------
         Total shareholder's equity.............  $912.1   $785.3   $709.9
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999    1998
 -------------                                 ------  ------  ------
 Net income..................................  $119.5  $ 86.3  $62.3
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........    11.3   (41.1) (23.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (4.0)   14.4    9.0
                                               ------  ------  -----
     Other comprehensive income (loss).......     7.3   (26.7) (14.4)
                                               ------  ------  -----
     Comprehensive income....................  $126.8  $ 59.6  $47.9
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000     1999     1998
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $ 119.5  $  86.3  $  62.3
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........     15.2      8.7    (20.0)
         Net amortization and depreciation...     (3.8)    (2.3)    (7.1)
         Sales practice litigation expense...    --       --        21.0
         Deferred federal income taxes.......     69.7     30.5     11.8
         Change in deferred acquisition
           costs.............................   (207.0)  (169.7)  (177.8)
         Change in reinsurance premiums
           payable...........................     (1.2)   (31.5)    40.8
         Change in accrued investment
           income............................      2.3     (2.5)     0.7
         Change in policy liabilities and
           accruals, net.....................    (86.8)    (8.4)   193.1
         Change in reinsurance receivable....      7.0     20.7    (56.9)
         Change in expenses and taxes
           payable...........................    (78.7)    64.1     55.4
         Other, net..........................    --       (14.8)   (28.5)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........   (163.8)   (18.9)    94.8
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    512.4    330.9    187.0
     Proceeds from disposals of equity
       securities............................      1.0     30.9     53.3
     Proceeds from disposals of other
       investments...........................     15.6      0.8     22.7
     Proceeds from mortgages matured or
       collected.............................     49.7     30.5     60.1
     Purchase of available-for-sale fixed
       maturities............................   (437.3)  (415.5)  (136.0)
     Purchase of equity securities...........    (16.0)   (20.2)   (30.6)
     Purchase of other investments...........    (45.9)   (44.1)   (22.7)
     Purchase of mortgages...................    --       --       (58.9)
     Other investing activities, net.........      2.2      2.0     (3.9)
                                               -------  -------  -------
         Net cash provided by (used in)
           investing activities..............     81.7    (84.7)    71.0
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........    --        14.6    --
     Proceeds from issuance of stock and
       capital paid in.......................    --         4.0     21.0
                                               -------  -------  -------
         Net cash provided by financing
           activities........................    --        18.6     21.0
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (82.1)   (85.0)   186.8
 Cash and cash equivalents, beginning of
  period.....................................    132.9    217.9     31.1
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $  50.8  $ 132.9  $ 217.9
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes (received) paid............  $  (5.6) $   4.4  $  36.2

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $89.7 and $35.5 million, respectively and total benefits, losses and expenses of $62.0 million and $24.4 million, respectively. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC also include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000 there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "ACCOUNTING FOR INCOME TAXES" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000.

The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999 and 1998, SMAFCO contributed $4.0 million and $21.0 million respectively, of additional paid-in capital to the Company.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999.

There were no contractual fixed maturity investment commitments at December 31, 2000.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   77.7   $   77.5
Due after one year through five years.......................     348.3      351.8
Due after five years through ten years......................     570.1      571.2
Due after ten years.........................................     266.1      269.5
                                                              --------   --------
Total.......................................................  $1,262.2   $1,270.0
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net appreciation (depreciation), beginning of year..........    $(10.4)      $  7.8      $ (2.6)
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------       ------      ------
                                                                  12.4         (5.1)        7.3
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $  2.0       $  2.7      $  4.7
                                                                ======       ======      ======

1999
Net appreciation (depreciation), beginning of year..........    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (75.3)        (0.2)      (75.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      34.4       --            34.4
(Provision) benefit from deferred federal income taxes......      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1998
Net appreciation (depreciation), beginning of year..........    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (16.2)       (14.3)      (30.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       7.1       --             7.1
(Provision) benefit from deferred federal income taxes......       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

(1) Includes net appreciation (depreciation) on other investments of $4.9 million, $(3.1) million and 0.9 million in 2000, 1999 and 1998 respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $200.1 million and $234.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $1.7 million and $2.4 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and the real estate investment comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $116.7  $136.1
  Industrial/warehouse......................................    52.8    51.1
  Retail....................................................    21.6    28.3
  Residential...............................................     7.8    18.5
  Other.....................................................     2.9     3.0
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $ 77.6  $ 76.2
  South Atlantic............................................    58.4    60.7
  East North Central........................................    28.6    35.9
  Middle Atlantic...........................................    13.2    20.1
  New England...............................................    13.0    29.9
  West South Central........................................     1.8     1.9
  Other.....................................................     9.2    12.3
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $6.1 million; 2002 -- $11.0 million; 2004 -- $23.2 million; 2005 --
$9.6 million and $150.2 million thereafter. There are no expected maturities in 2003. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Balance at beginning of year................................    $ 2.4      $ 3.3      $9.4
Provisions..................................................     (0.7)      (0.8)     (4.5)
Write-offs..................................................    --          (0.1)     (1.6)
                                                                -----      -----      ----
Balance at end of year......................................    $ 1.7      $ 2.4      $3.3
                                                                =====      =====      ====

Provisions on mortgages during 2000, 1999, and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $11.4 million, with related reserves of $0.4 million and $0.7 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $8.2 million, $14.3 million and $17.0 million, with related interest income while such loans were impaired, of $1.0 million, $1.5 million and $2.0 million as of December 31, 2000, 1999 and 1998, respectively.

D.  OTHER

At December 31, 2000 and 1999, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $103.8  $107.2  $107.7
Mortgage loans..............................................    17.2    19.0    25.5
Equity securities...........................................     1.0     0.4     0.3
Policy loans................................................    14.0    12.4    11.7
Other long-term investments.................................     2.8     4.0     4.8
Short-term investments......................................     3.3     9.5     4.2
                                                              ------  ------  ------
    Gross investment income.................................   142.1   152.5   154.2
Less investment expenses....................................    (1.7)   (2.3)   (2.9)
                                                              ------  ------  ------
    Net investment income...................................  $140.4  $150.2  $151.3
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $0.2 million and $0.8 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.2 million and $1.2 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $12.2 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $0.9 million and $1.4 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.0 million, $1.1 million and $1.8 million in 2000, 1999 and 1998, respectively.

There were no mortgage loans which were non-income producing for the year ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.2 million which were non-income producing for year ended December 31, 2000. There were no fixed maturities which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $1.9 million, $0.9 million and $0.7 million in 2000, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Fixed maturities............................................  $(20.5) $(18.8) $(6.1)
Mortgage loans..............................................     0.7     0.8    8.0
Equity securities...........................................     0.9     8.5   15.7
Other long-term investments.................................     3.7     0.8    2.4
                                                              ------  ------  -----
Net realized investment (losses) gains......................  $(15.2) $ (8.7) $20.0
                                                              ======  ======  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0  $ 2.0
Equity securities...........................................     $ 52.6      $17.5  $ 0.9

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(2.9) million, $(18.0) million and $(5.6)
 million in 2000, 1999 and 1998, respectively)..............  $ (5.4) $(33.4) $ (8.2)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(6.9) million,
 $(3.6) million and $3.4 million in 2000, 1999 and 1998,
 respectively)..............................................   (12.7)   (6.7)    6.2
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $  7.3  $(26.7) $(14.4)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   50.8  $   50.8  $  132.9  $  132.9
  Fixed maturities..........................................   1,270.0   1,270.0   1,324.6   1,324.6
  Equity securities.........................................      35.8      35.8      32.6      32.6
  Mortgage loans............................................     200.1     208.5     223.7     222.8
  Policy loans..............................................     185.4     185.4     166.8     166.8
                                                              --------  --------  --------  --------
                                                              $1,742.1  $1,750.5  $1,880.6  $1,879.7
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $  978.3  $  946.2  $1,048.0  $1,014.9
  Supplemental contracts without life contingencies.........      19.9      19.9      25.0      25.0
  Other individual contract deposit funds...................      23.8      23.9      19.3      19.3
                                                              --------  --------  --------  --------
                                                              $1,022.0  $  990.0  $1,092.3  $1,059.2
                                                              ========  ========  ========  ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000   1999   1998
-------------                                                 ------  -----  -----
Federal income tax expense
  Current...................................................  $(36.7) $15.5  $22.1
  Deferred..................................................    69.7   30.5   11.8
                                                              ------  -----  -----
Total.......................................................  $ 33.0  $46.0  $33.9
                                                              ======  =====  =====

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Expected federal income tax expense.........................  $ 53.4   $ 46.3   $ 33.7
  Dividend received deduction...............................    (6.9)    --       --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   (13.3)    --       --
  Other, net................................................    (0.2)    (0.3)     0.2
                                                              ------   ------   ------
Federal income tax expense..................................  $ 33.0   $ 46.0   $ 33.9
                                                              ======   ======   ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2000     1999
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(227.2) $(233.7)
  AMT credit carryforwards..................................     (2.8)   --
  Deferred acquisition costs................................    398.3    339.7
  Investments, net..........................................      2.1     (4.0)
  Litigation reserves.......................................     (6.5)    (4.3)
  Other, net................................................      4.6     (2.9)
                                                              -------  -------
Deferred tax liability, net.................................  $ 168.5  $  94.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $434.1 million and $360.4 million at December 31, 2000 and 1999, respectively. Gross deferred income tax assets totaled $265.6 million and $265.6 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $183.9 million, $173.9 million and $145.4 million in 2000, 1999 and 1998 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $16.6 million and $48.6 million at December 31, 2000 and 1999, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

approval of the Delaware Commissioner of Insurance, is limited to the greater of
(i) 10% of its policyholders' surplus as of the preceding December 31 or
(ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 2000 and 1999 for the disability income business were $239.9 million and $241.5 million, respectively, traditional life were $10.0 million and $9.7 million, respectively, and universal and variable universal life were $30.3 million and $36.0 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 38.1  $ 41.3  $ 45.5
  Assumed...................................................    --      --      --
  Ceded.....................................................   (38.0)  (40.8)  (45.0)
                                                              ------  ------  ------
Net premiums................................................  $  0.1  $  0.5  $  0.5
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $188.7  $210.6  $204.0
  Assumed...................................................    --      --      --
  Ceded.....................................................   (21.5)  (37.0)  (50.1)
                                                              ------  ------  ------
  Net policy benefits, claims and losses....................  $167.2  $173.6  $153.9
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999     1998
-------------                                                 --------  --------  ------
Balance at beginning of year................................  $1,156.4  $  950.5  $765.3
  Acquisition expenses deferred.............................     277.5     219.5   242.4
  Amortized to expense during the year......................     (70.5)    (49.8)  (64.6)
  Adjustment to equity during the year......................     (19.2)     36.2     7.4
                                                              --------  --------  ------
Balance at end of year......................................  $1,344.2  $1,156.4  $950.5
                                                              ========  ========  ======

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $239.2 million and $240.7 million at December 31, 2000 and 1999. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement, and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Statutory net income........................................  $(40.3) $  5.0  $ (8.2)
Statutory shareholder's surplus.............................  $282.1  $342.7  $312.2

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of the Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

nyte

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                                                     SELECT
                                                                                     CORE          INVESTMENT
                                                                                   EQUITY(a)      GRADE INCOME(a)    MONEY MARKET
                                                                                ---------------   ---------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $   521,882,851   $   158,916,731   $  188,765,757
Investments in shares of AIM Variable Insurance Funds .........................               -                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........               -                 -                -
Investments in shares of Delaware Group Premium Fund ..........................               -                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......               -                 -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....               -                 -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...               -                 -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .               -                 -                -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........               -                 -                -
Investments in shares of Janus Aspen Series ...................................               -                 -                -
Investments in shares of Kemper Variable Series ...............................               -                 -                -
Investments in shares of Pioneer Variable Contracts Trust .....................               -                 -                -
Investment in shares of T. Rowe Price International Series, Inc. ..............               -                 -                -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................          53,298                 -           51,186
                                                                                ---------------   ---------------   --------------
    Total  assets .............................................................     521,936,149       158,916,731      188,816,943

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               -            10,412                -
                                                                                ---------------   ---------------   --------------
    Net assets ................................................................ $   521,936,149   $   158,906,319   $  188,816,943
                                                                                ===============   ===============   ==============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................     520,756,397       158,696,919      188,318,454
  Allmerica Immediate Advantage Series ........................................       1,179,752           209,400          498,489
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......               -                 -                -
                                                                                ---------------   ---------------   --------------
                                                                                $   521,936,149   $   158,906,319   $  188,816,943
                                                                                ===============   ===============   ==============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................     166,718,551        91,834,243      137,255,047
    Net asset value per unit, December 31, 2000 ............................... $      3.123566   $      1.728080   $     1.372033
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................       1,278,147           192,184          477,170
    Net asset value per unit, December 31, 2000 ............................... $      0.923019   $      1.089588   $     1.044678

                                                                                                                        SELECT
                                                                                                     GOVERNMENT        AGGRESSIVE
                                                                                 EQUITY INDEX          BOND             GROWTH
                                                                                ---------------   ---------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $   472,184,615   $    66,658,168   $   352,774,636
Investments in shares of AIM Variable Insurance Funds .........................               -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........               -                 -                 -
Investments in shares of Delaware Group Premium Fund ..........................               -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......               -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....               -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...               -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .               -                 -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........               -                 -                 -
Investments in shares of Janus Aspen Series ...................................               -                 -                 -
Investments in shares of Kemper Variable Series ...............................               -                 -                 -
Investments in shares of Pioneer Variable Contracts Trust .....................               -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc. ..............               -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               -                 -                 -
                                                                                ---------------   ---------------   ---------------
    Total  assets .............................................................     472,184,615        66,658,168       352,774,636

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................           1,813               113             7,587
                                                                                ---------------   ---------------   ---------------
    Net assets ................................................................ $   472,182,802   $    66,658,055   $   352,767,049
                                                                                ===============   ===============   ===============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................     471,581,724        66,609,461       352,473,514
  Allmerica Immediate Advantage Series ........................................         601,078            48,594           293,535
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......               -                 -                 -
                                                                                ---------------   ---------------   ---------------
                                                                                $   472,182,802   $    66,658,055   $   352,767,049
                                                                                ===============   ===============   ===============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................     135,764,324        42,353,921       138,058,209
    Net asset value per unit, December 31, 2000 ............................... $      3.473532   $      1.572687   $      2.553079
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................         642,550            44,634           384,421
    Net asset value per unit, December 31, 2000 ............................... $      0.935463   $      1.088681   $      0.763576

                                                                                                      SELECT            SELECT
                                                                                    SELECT            GROWTH             VALUE
                                                                                    GROWTH          AND INCOME        OPPORTUNITY
                                                                                 -------------    --------------     -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ...........................  $ 400,529,744    $  324,442,460     $ 205,597,207
Investments in shares of AIM Variable Insurance Funds .........................              -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........              -                 -                 -
Investments in shares of Delaware Group Premium Fund ..........................              -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......              -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....              -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...              -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .              -                 -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........              -                 -                 -
Investments in shares of Janus Aspen Series ...................................              -                 -                 -
Investments in shares of Kemper Variable Series ...............................              -                 -                 -
Investments in shares of Pioneer Variable Contracts Trust .....................              -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc. ..............              -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................              -                 -               274
                                                                                 -------------    --------------     -------------
    Total  assets .............................................................    400,529,744       324,442,460       205,597,481

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................          6,472             4,513                 -
                                                                                 -------------    --------------     -------------
    Net assets ................................................................  $ 400,523,272    $  324,437,947     $ 205,597,481
                                                                                 =============    ==============     =============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................    399,830,902       323,984,972       205,452,859
  Allmerica Immediate Advantage Series ........................................        692,370           452,975           141,866
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......              -                 -             2,756
                                                                                 -------------    --------------     -------------
                                                                                 $ 400,523,272    $  324,437,947     $ 205,597,481
                                                                                 =============    ==============     =============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................    144,445,493       139,100,089        84,657,023
    Net asset value per unit, December 31, 2000 ...............................  $    2.768040    $     2.329150     $    2.426885
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................        815,482           492,281           104,932
    Net asset value per unit, December 31, 2000 ...............................  $    0.849032    $     0.920155     $    1.378234

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                    SELECT            SELECT           SELECT
                                                                                 INTERNATIONAL        CAPITAL         EMERGING
                                                                                    EQUITY         APPRECIATION        MARKETS
                                                                                ---------------   ---------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $   267,860,122   $   199,291,423   $    1,321,295
Investments in shares of AIM Variable Insurance Funds .........................               -                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........               -                 -                -
Investments in shares of Delaware Group Premium Fund ..........................               -                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......               -                 -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....               -                 -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...               -                 -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .               -                 -                -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........               -                 -                -
Investments in shares of Janus Aspen Series ...................................               -                 -                -
Investments in shares of Kemper Variable Series ...............................               -                 -                -
Investments in shares of Pioneer Variable Contracts Trust .....................               -                 -                -
Investment in shares of T. Rowe Price International Series, Inc. ..............               -                 -                -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               -                 -                -
                                                                                ---------------   ---------------   --------------
    Total  assets .............................................................     267,860,122       199,291,423        1,321,295

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................           3,065             2,251            2,835
                                                                                ---------------   ---------------   --------------
    Net assets ................................................................ $   267,857,057   $   199,289,172   $    1,318,460
                                                                                ===============   ===============   ==============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................     267,615,896       199,013,981        1,300,259
  Allmerica Immediate Advantage Series ........................................         241,161           275,191           16,956
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......               -                 -            1,245
                                                                                ---------------   ---------------   --------------
                                                                                $   267,857,057   $   199,289,172   $    1,318,460
                                                                                ===============   ===============   ==============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................     143,187,365        81,632,327        1,749,157
    Net asset value per unit, December 31, 2000 ............................... $      1.868991   $      2.437931   $     0.743363
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................         253,690           253,092           29,249
    Net asset value per unit, December 31, 2000 ............................... $      0.950612   $      1.087319   $     0.622321

                                                                                    SELECT           AIM V.I.
                                                                                   STRATEGIC        AGGRESSIVE           AIM
                                                                                    GROWTH            GROWTH          V.I. VALUE
                                                                                --------------    --------------     -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $    1,909,520    $            -     $           -
Investments in shares of AIM Variable Insurance Funds .........................              -        30,942,899        31,058,626
Investments in shares of Alliance Variable Products Series Fund, Inc. .........              -                 -                 -
Investments in shares of Delaware Group Premium Fund ..........................              -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......              -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....              -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...              -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .              -                 -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........              -                 -                 -
Investments in shares of Janus Aspen Series ...................................              -                 -                 -
Investments in shares of Kemper Variable Series ...............................              -                 -                 -
Investments in shares of Pioneer Variable Contracts Trust .....................              -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc. ..............              -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................              -                 -                 -
                                                                                --------------    --------------     -------------
    Total  assets .............................................................      1,909,520        30,942,899        31,058,626

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................            695             2,859             3,771
                                                                                --------------    --------------     -------------
    Net assets ................................................................ $    1,908,825    $   30,940,040     $  31,054,855
                                                                                ==============    ==============     =============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................      1,853,103        30,940,040        31,054,855
  Allmerica Immediate Advantage Series ........................................         54,424                 -                 -
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......          1,298                 -                 -
                                                                                --------------    --------------     -------------
                                                                                $    1,908,825    $   30,940,040     $  31,054,855
                                                                                ==============    ==============     =============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................      2,673,274        34,002,772        35,152,314
    Net asset value per unit, December 31, 2000 ............................... $     0.693196    $     0.909927     $    0.883437
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................         85,853                 -                 -
    Net asset value per unit, December 31, 2000 ............................... $     0.649041    $            -     $           -

                                                                                   ALLIANCE          ALLIANCE           DGPF
                                                                                    GROWTH           PREMIER           GROWTH
                                                                                  AND INCOME          GROWTH        OPPORTUNITIES
                                                                                    CLASS B          CLASS B        SERVICE CLASS
                                                                                --------------    --------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $            -    $            -   $             -
Investments in shares of AIM Variable Insurance Funds .........................              -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........     27,661,040        33,807,185                 -
Investments in shares of Delaware Group Premium Fund ..........................              -                 -        17,540,065
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......              -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....              -                 -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...              -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .              -                 -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........              -                 -                 -
Investments in shares of Janus Aspen Series ...................................              -                 -                 -
Investments in shares of Kemper Variable Series ...............................              -                 -                 -
Investments in shares of Pioneer Variable Contracts Trust .....................              -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc. ..............              -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................              -                 -                 -
                                                                                --------------    --------------   ---------------
    Total  assets .............................................................     27,661,040        33,807,185        17,540,065

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................          8,300             7,158                 -
                                                                                --------------    --------------   ---------------
    Net assets ................................................................ $   27,652,740    $   33,800,027   $    17,540,065
                                                                                ==============    ==============   ===============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................     27,652,740        33,800,027        17,540,065
  Allmerica Immediate Advantage Series ........................................              -                 -                 -
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......              -                 -                 -
                                                                                --------------    --------------   ---------------
                                                                                $   27,652,740    $   33,800,027   $    17,540,065
                                                                                ==============    ==============   ===============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................     26,264,404        41,876,547        20,347,726
    Net asset value per unit, December 31, 2000 ............................... $     1.052860    $     0.807135   $      0.862016
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................              -                 -                 -
    Net asset value per unit, December 31, 2000 ............................... $            -    $            -   $             -

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                      DGPF
                                                                                 INTERNATIONAL     FIDELITY VIP     FIDELITY VIP
                                                                                     EQUITY         HIGH INCOME     EQUITY-INCOME
                                                                                ----------------   -------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $              -   $           -   $             -
Investments in shares of AIM Variable Insurance Funds .........................                -               -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........                -               -                 -
Investments in shares of Delaware Group Premium Fund ..........................      112,166,902               -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......                -     156,203,827       559,357,756
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....                -               -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...                -               -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -               -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........                -               -                 -
Investments in shares of Janus Aspen Series ...................................                -               -                 -
Investments in shares of Kemper Variable Series ...............................                -               -                 -
Investments in shares of Pioneer Variable Contracts Trust .....................                -               -                 -
Investment in shares of T. Rowe Price International Series, Inc. ..............                -               -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -               -                 -
                                                                                ----------------   -------------   ---------------
    Total  assets .............................................................      112,166,902     156,203,827       559,357,756

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               75             488             2,049
                                                                                ----------------   -------------   ---------------
    Net assets ................................................................ $    112,166,827   $ 156,203,339   $   559,355,707
                                                                                ================   =============   ===============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................      112,092,400     156,065,162       558,869,538
  Allmerica Immediate Advantage Series ........................................           72,266         138,177           486,169
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......            2,161               -                 -
                                                                                ----------------   -------------   ---------------
                                                                                $    112,166,827   $ 156,203,339   $   559,355,707
                                                                                ================   =============   ===============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................       57,144,139      89,451,873       160,638,224
    Net asset value per unit, December 31, 2000 ............................... $       1.961573   $    1.744683   $      3.479057
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................           68,874         177,442           434,442
    Net asset value per unit, December 31, 2000 ............................... $       1.080638   $    0.778717   $      1.119064

                                                                                 FIDELITY VIP     FIDELITY VIP     FIDELITY VIP II
                                                                                    GROWTH          OVERSEAS        ASSET MANAGER
                                                                                --------------   ---------------   ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $            -   $             -   $              -
Investments in shares of AIM Variable Insurance Funds .........................              -                 -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........              -                 -                  -
Investments in shares of Delaware Group Premium Fund ..........................              -                 -                  -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......    704,749,990       147,840,271                  -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....              -                 -        123,748,739
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...              -                 -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .              -                 -                  -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........              -                 -                  -
Investments in shares of Janus Aspen Series ...................................              -                 -                  -
Investments in shares of Kemper Variable Series ...............................              -                 -                  -
Investments in shares of Pioneer Variable Contracts Trust .....................              -                 -                  -
Investment in shares of T. Rowe Price International Series, Inc. ..............              -                 -                  -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................              -                 -              9,043
                                                                                --------------   ---------------   ----------------
    Total  assets .............................................................    704,749,990       147,840,271        123,757,782

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................         18,927             3,738                  -
                                                                                --------------   ---------------   ----------------
    Net assets ................................................................ $  704,731,063   $   147,836,533   $    123,757,782
                                                                                ==============   ===============   ================

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................    703,901,487       147,698,436        123,567,322
  Allmerica Immediate Advantage Series ........................................        829,576           138,097            190,460
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......              -                 -                  -
                                                                                --------------   ---------------   ----------------
                                                                                $  704,731,063   $   147,836,533   $    123,757,782
                                                                                ==============   ===============   ================

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................    165,188,210        72,650,342         69,447,467
    Net asset value per unit, December 31, 2000 ............................... $     4.261209   $      2.033004   $       1.779292
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................        934,383           163,809            195,316
    Net asset value per unit, December 31, 2000 ............................... $     0.887834   $      0.843050   $       0.975139

                                                                                                      FRANKLIN
                                                                                FIDELITY VIP III       NATURAL          FRANKLIN
                                                                                    GROWTH           RESOURCES         SMALL CAP
                                                                                 OPPORTUNITIES         CLASS 2           CLASS 2
                                                                                ----------------    -------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................... $              -    $           -   $            -
Investments in shares of AIM Variable Insurance Funds .........................                -                -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........                -                -                -
Investments in shares of Delaware Group Premium Fund ..........................                -                -                -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......                -                -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....                -                -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...        4,157,673                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -        1,786,043       33,688,297
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........                -                -                -
Investments in shares of Janus Aspen Series ...................................                -                -                -
Investments in shares of Kemper Variable Series ...............................                -                -                -
Investments in shares of Pioneer Variable Contracts Trust .....................                -                -                -
Investment in shares of T. Rowe Price International Series, Inc. ..............                -                -                -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                -                -
                                                                                ----------------    -------------   --------------
    Total  assets .............................................................        4,157,673        1,786,043       33,688,297

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                -            2,059
                                                                                ----------------    -------------   --------------
    Net assets ................................................................ $      4,157,673    $   1,786,043   $   33,686,238
                                                                                ================    =============   ==============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series .........................        4,157,673        1,786,043       33,686,238
  Allmerica Immediate Advantage Series ........................................                -                -                -
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) ......                -                -                -
                                                                                ----------------    -------------   --------------
                                                                                $      4,157,673    $   1,786,043   $   33,686,238
                                                                                ================    =============   ==============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 ......................................        4,701,064        1,497,971       39,454,899
    Net asset value per unit, December 31, 2000 ............................... $       0.884411    $    1.192308   $     0.853791
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 ......................................                -                -                -
    Net asset value per unit, December 31, 2000 ............................... $              -    $           -   $            -

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                    INVESCO          JANUS ASPEN
                                                                                      VIF             GROWTH AND       JANUS ASPEN
                                                                                     HEALTH             INCOME            GROWTH
                                                                                    SCIENCES        SERVICE SHARES    SERVICE SHARES
                                                                                 ---------------   ----------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $             -   $              -   $            -
Investments in shares of AIM Variable Insurance Funds ..........................               -                  -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........               -                  -                -
Investments in shares of Delaware Group Premium Fund ...........................               -                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......               -                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....               -                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....               -                  -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..               -                  -                -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........      19,620,006                  -                -
Investments in shares of Janus Aspen Series ....................................               -         36,218,651       39,299,813
Investments in shares of Kemper Variable Series ................................               -                  -                -
Investments in shares of Pioneer Variable Contracts Trust ......................               -                  -                -
Investment in shares of T. Rowe Price International Series, Inc. ...............               -                  -                -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -                  -                -
                                                                                 ---------------   ----------------   --------------
    Total  assets ..............................................................      19,620,006         36,218,651       39,299,813

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -              7,475            6,951
                                                                                 ---------------   ----------------   --------------
    Net assets ................................................................. $    19,620,006   $     36,211,176   $   39,292,862
                                                                                 ===============   ================   ==============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series ..........................      19,620,006         36,211,176       39,292,862
  Allmerica Immediate Advantage Series .........................................               -                  -                -
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) .......               -                  -                -
                                                                                 ---------------   ----------------   --------------
                                                                                 $    19,620,006   $     36,211,176   $   39,292,862
                                                                                 ===============   ================   ==============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 .......................................      17,622,702         40,226,505       45,951,297
    Net asset value per unit, December 31, 2000 ................................ $      1.113337   $       0.900182   $     0.855098
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 .......................................               -                  -                -
    Net asset value per unit, December 31, 2000 ................................ $             -   $              -   $            -
                                                                                                          KVS            PIONEER
                                                                                     KEMPER             DREMAN          EMERGING
                                                                                   TECHNOLOGY          FINANCIAL         MARKETS
                                                                                     GROWTH            SERVICES       VCT, CLASS II
                                                                                 --------------      -------------    --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $            -      $           -    $            -
Investments in shares of AIM Variable Insurance Funds ..........................              -                  -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........              -                  -                 -
Investments in shares of Delaware Group Premium Fund ...........................              -                  -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......              -                  -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....              -                  -                 -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....              -                  -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..              -                  -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........              -                  -                 -
Investments in shares of Janus Aspen Series ....................................              -                  -                 -
Investments in shares of Kemper Variable Series ................................     28,762,473          9,880,851                 -
Investments in shares of Pioneer Variable Contracts Trust ......................              -                  -         4,799,961
Investment in shares of T. Rowe Price International Series, Inc. ...............              -                  -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................              -                  -                 -
                                                                                 --------------      -------------    --------------
    Total  assets ..............................................................     28,762,473          9,880,851         4,799,961

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................          2,359                  -             2,872
                                                                                 --------------      -------------    --------------
    Net assets ................................................................. $   28,760,114      $   9,880,851    $    4,797,089
                                                                                 ==============      =============    ==============

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series ..........................     28,760,114          9,880,851         4,797,089
  Allmerica Immediate Advantage Series .........................................              -                  -                 -
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) .......              -                  -                 -
                                                                                 --------------      -------------    --------------
                                                                                 $   28,760,114      $   9,880,851    $    4,797,089
                                                                                 ==============      =============    ==============

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 .......................................     39,623,215          8,123,021         6,324,642
    Net asset value per unit, December 31, 2000 ................................ $     0.725840      $    1.216401    $     0.758476
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 .......................................              -                  -                 -
    Net asset value per unit, December 31, 2000 ................................ $            -      $           -    $            -
                                                                                     PIONEER
                                                                                   REAL ESTATE         T. ROWE PRICE
                                                                                     GROWTH            INTERNATIONAL
                                                                                  VCT, CLASS II            STOCK
                                                                                 ---------------      ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $             -      $              -
Investments in shares of AIM Variable Insurance Funds ..........................               -                     -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........               -                     -
Investments in shares of Delaware Group Premium Fund ...........................
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......               -                     -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....               -                     -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....               -                     -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..               -                     -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........               -                     -
Investments in shares of Janus Aspen Series ....................................               -                     -
Investments in shares of Kemper Variable Series ................................               -                     -
Investments in shares of Pioneer Variable Contracts Trust ......................       1,515,406                     -
Investment in shares of T. Rowe Price International Series, Inc. ...............               -           115,213,220
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -                     -
                                                                                 ---------------      ----------------
    Total  assets ..............................................................       1,515,406           115,213,220

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -                 2,639
                                                                                 ---------------      ----------------
    Net assets ................................................................. $     1,515,406      $    115,210,581
                                                                                 ===============      ================

Net asset distribution by category:
  ExecAnnuity Plus Series, Allmerica Advantage Series ..........................       1,515,406           115,143,124
  Allmerica Immediate Advantage Series .........................................               -                67,457
  Value of investment in Allmerica Immediate Advantage Series
     by Allmerica Financial Life Insurance and Annuity Company (Sponsor) .......               -                     -
                                                                                 ---------------      ----------------
                                                                                 $     1,515,406      $    115,210,581
                                                                                 ===============      ================

Units outstanding and net asset value per unit:
  Allmerica Advantage and ExecAnnuity Plus Series:
    Units outstanding, December 31, 2000 .......................................       1,504,721            77,532,758
    Net asset value per unit, December 31, 2000 ................................ $      1.007101      $       1.485090
  Allmerica Immediate Advantage Series:
    Units outstanding, December 31, 2000 .......................................               -                78,575
    Net asset value per unit, December 31, 2000 ................................ $             -      $       0.858531

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                        SELECT
                                                                      CORE            INVESTMENT
                                                                    EQUITY(a)        GRADE INCOME(a)     MONEY MARKET
                                                                  ---------------   -----------------   ---------------
INVESTMENT INCOME:
  Dividends ....................................................  $     3,137,019   $      10,357,482   $    11,638,062
                                                                  ---------------   -----------------   ---------------

EXPENSES:
  Mortality and expense risk fees ..............................       7 ,434,840           2,015,993         2,366,200
  Administrative expense fees ..................................        1,210,323             328,185           385,195
                                                                  ---------------   -----------------   ---------------
    Total expenses .............................................        8,645,163           2,344,178         2,751,395
                                                                  ---------------   -----------------   ---------------
    Net investment income (loss) ..............................        (5,508,144)          8,013,304         8,886,667
                                                                  ---------------   -----------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........       59,974,344                   -                 -
  Net realized gain (loss) from sales of investments ...........        7,421,786          (1,199,532)                -
                                                                  ---------------   -----------------   ---------------
    Net realized gain (loss) ...................................       67,396,130          (1,199,532)                -
  Net unrealized gain (loss) ...................................     (125,720,046)          6,474,867                 -
                                                                  ---------------   -----------------   ---------------
    Net realized and unrealized  gain (loss) ...................      (58,323,916)          5,275,335                 -
                                                                  ---------------   -----------------   ---------------
    Net increase (decrease) in net assets from operations ......  $   (63,832,060)  $      13,288,639   $     8,886,667
                                                                  ===============   =================   ===============
                                                                                                         SELECT
                                                                                     GOVERNMENT        AGGRESSIVE
                                                                   EQUITY INDEX         BOND             GROWTH
                                                                  --------------   --------------   -----------------
INVESTMENT INCOME:
  Dividends ....................................................  $    4,742,120   $    3,673,781   $               -
                                                                  --------------   --------------   -----------------

EXPENSES:
  Mortality and expense risk fees ..............................       6,597,620          827,064           5,500,804
  Administrative expense fees ..................................       1,074,032          134,638             895,480
                                                                  --------------   --------------   -----------------
    Total expenses .............................................       7,671,652          961,702           6,396,284
                                                                  --------------   --------------   -----------------
    Net investment income (loss) ..............................       (2,929,532)       2,712,079          (6,396,284)
                                                                  --------------   --------------   -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........      54,074,512                -          84,823,878
  Net realized gain (loss) from sales of investments ...........      10,391,394         (856,236)          4,841,422
                                                                  --------------   --------------   -----------------
    Net realized gain (loss) ...................................      64,465,906         (856,236)         89,665,300
  Net unrealized gain (loss) ...................................    (115,934,017)       3,369,653        (203,798,583)
                                                                  --------------   --------------   -----------------
    Net realized and unrealized  gain (loss) ...................     (51,468,111)       2,513,417        (114,133,283)
                                                                  --------------   --------------   -----------------
    Net increase (decrease) in net assets from operations ......  $  (54,397,643)  $    5,225,496   $    (120,529,567)
                                                                  ==============   ==============   =================
                                                                                        SELECT            SELECT
                                                                      SELECT            GROWTH             VALUE
                                                                      GROWTH          AND INCOME        OPPORTUNITY
                                                                  ---------------   ---------------    --------------
INVESTMENT INCOME:
  Dividends ....................................................  $             -   $     2,631,612    $      712,635
                                                                  ---------------   ---------------    --------------

EXPENSES:
  Mortality and expense risk fees ..............................        5,929,293         4,569,019         2,524,655
  Administrative expense fees ..................................          965,234           743,794           410,990
                                                                  ---------------   ---------------    --------------
    Total expenses .............................................        6,894,527         5,312,813         2,935,645
                                                                  ---------------   ---------------    --------------
    Net investment income (loss) ..............................        (6,894,527)       (2,681,201)       (2,223,010)
                                                                  ---------------   ---------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........       57,651,560        62,770,657         1,862,385
  Net realized gain (loss) from sales of investments ...........        6,717,379           732,347         7,320,776
                                                                  ---------------   ---------------    --------------
    Net realized gain (loss) ...................................       64,368,939        63,503,004         9,183,161
  Net unrealized gain (loss) ...................................     (150,914,065)     (105,479,914)       44,078,239
                                                                  ---------------   ---------------    --------------
    Net realized and unrealized  gain (loss) ...................      (86,545,126)      (41,976,910)       53,261,400
                                                                  ---------------   ---------------    --------------
    Net increase (decrease) in net assets from operations ......  $   (93,439,653)  $   (44,658,111)   $   51,038,390
                                                                  ===============   ===============    ==============

* For the period 8/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                      SELECT            SELECT              SELECT
                                                                  INTERNATIONAL         CAPITAL            EMERGING
                                                                      EQUITY         APPRECIATION          MARKETS*
                                                                  ---------------   ---------------    ---------------
INVESTMENT INCOME:
  Dividends ....................................................  $     1,330,509   $             -    $            14
                                                                  ---------------   ---------------    ---------------

EXPENSES:
  Mortality and expense risk fees ..............................        3,458,725         2,605,262              4,708
  Administrative expense fees ..................................          563,048           424,112                766
                                                                  ---------------   ---------------    ---------------
    Total expenses .............................................        4,021,773         3,029,374              5,474
                                                                  ---------------   ---------------    ---------------
    Net investment income (loss) ..............................        (2,691,264)       (3,029,374)            (5,460)
                                                                  ---------------   ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........        9,086,673         6,885,844             34,204
  Net realized gain (loss) from sales of investments ...........        2,667,734         5,864,086            (10,108)
                                                                  ---------------   ---------------    ---------------
    Net realized gain (loss) ...................................       11,754,407        12,749,930             24,096
  Net unrealized gain (loss) ...................................      (39,048,857)          946,640           (311,189)
                                                                  ---------------   ---------------    ---------------
    Net realized and unrealized  gain (loss) ...................      (27,294,450)       13,696,570           (287,093)
                                                                  ---------------   ---------------    ---------------
    Net increase (decrease) in net assets from operations ......  $   (29,985,714)  $    10,667,196    $      (292,553)
                                                                  ===============   ===============    ===============
                                                                      SELECT           AIM V.I.
                                                                     STRATEGIC        AGGRESSIVE            AIM
                                                                      GROWTH*           GROWTH*          V.I. VALUE*
                                                                  ---------------   --------------    ---------------
INVESTMENT INCOME:
  Dividends ....................................................  $             2   $            -    $        35,969
                                                                  ---------------   --------------    ---------------

EXPENSES:
  Mortality and expense risk fees ..............................            4,794           81,124             81,306
  Administrative expense fees ..................................              781           13,206             13,235
                                                                  ---------------   --------------    ---------------
    Total expenses .............................................            5,575           94,330             94,541
                                                                  ---------------   --------------    ---------------
    Net investment income (loss) ..............................            (5,573)         (94,330)           (58,572)
                                                                  ---------------   --------------    ---------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........           54,734                -          1,253,073
  Net realized gain (loss) from sales of investments ...........           (4,028)               -                  -
                                                                  ---------------   --------------    ---------------
    Net realized gain (loss) ...................................           50,706                -          1,253,073
  Net unrealized gain (loss) ...................................         (587,087)      (3,472,906)        (3,672,217)
                                                                  ---------------   --------------    ---------------
    Net realized and unrealized  gain (loss) ...................         (536,381)      (3,472,906)        (2,419,144)
                                                                  ---------------   --------------    ---------------
    Net increase (decrease) in net assets from operations ......  $      (541,954)  $   (3,567,236)   $    (2,477,716)
                                                                  ===============   ==============    ===============
                                                                     ALLIANCE          ALLIANCE             DGPF
                                                                      GROWTH            PREMIER            GROWTH
                                                                    AND INCOME          GROWTH         OPPORTUNITIES
                                                                     CLASS B*          CLASS B*        SERVICE CLASS*
                                                                  ---------------   ---------------    ---------------
INVESTMENT INCOME:
  Dividends ....................................................  $             -   $             -    $             -
                                                                  ---------------   ---------------    ---------------

EXPENSES:
  Mortality and expense risk fees ..............................           66,560            99,196             35,328
  Administrative expense fees ..................................           10,836            16,148              5,750
                                                                  ---------------   ---------------    ---------------
    Total expenses .............................................           77,396           115,344             41,078
                                                                  ---------------   ---------------    ---------------
    Net investment income (loss) ..............................           (77,396)         (115,344)           (41,078)
                                                                  ---------------   ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........                -                 -                  -
  Net realized gain (loss) from sales of investments ...........                -                 -                179
                                                                  ---------------   ---------------    ---------------
    Net realized gain (loss) ...................................                -                 -                179
  Net unrealized gain (loss) ...................................          802,015        (4,859,315)        (2,394,897)
                                                                  ---------------   ---------------    ---------------
    Net realized and unrealized  gain (loss) ...................          802,015        (4,859,315)        (2,394,718)
                                                                  ---------------   ---------------    ---------------
    Net increase (decrease) in net assets from operations ......  $       724,619   $    (4,974,659)   $    (2,435,796)
                                                                  ===============   ===============    ===============

* For the period 8/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                        DGPF
                                                                   INTERNATIONAL      FIDELITY VIP       FIDELITY VIP
                                                                       EQUITY          HIGH INCOME       EQUITY-INCOME
                                                                  ---------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends ....................................................  $     2,755,310   $     14,554,475    $    10,299,350
                                                                  ---------------   ----------------    ---------------

EXPENSES:
  Mortality and expense risk fees ..............................        1,475,362          2,449,883          7,279,862
  Administrative expense fees ..................................          240,176            398,819          1,185,094
                                                                  ---------------   ----------------    ---------------
    Total expenses .............................................        1,715,538          2,848,702          8,464,956
                                                                  ---------------   ----------------    ---------------
    Net investment income (loss) ..............................         1,039,772         11,705,773          1,834,394
                                                                  ---------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........        2,258,674                  -         38,802,200
  Net realized gain (loss) from sales of investments ...........        3,481,720         (5,013,761)        24,668,784
                                                                  ---------------   ----------------    ---------------
    Net realized gain (loss) ...................................        5,740,394         (5,013,761)        63,470,984
  Net unrealized gain (loss) ...................................       (8,385,159)       (55,769,026)       (27,545,240)
                                                                  ---------------   ----------------    ---------------
    Net realized and unrealized  gain (loss) ...................       (2,644,765)       (60,782,787)        35,925,744
                                                                  ---------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations ......  $    (1,604,993)  $    (49,077,014)   $    37,760,138
                                                                  ================  ================    ===============
                                                                    FIDELITY VIP       FIDELITY VIP      FIDELITY VIP II
                                                                       GROWTH            OVERSEAS         ASSET MANAGER
                                                                  ----------------   ---------------   ------------------
INVESTMENT INCOME:
  Dividends ....................................................  $        864,997   $     2,142,819   $        4,746,477
                                                                  ----------------   ---------------   ------------------

EXPENSES:
  Mortality and expense risk fees ..............................        10,243,548         2,005,868            1,790,344
  Administrative expense fees ..................................         1,667,554           326,536              291,451
                                                                  ----------------   ---------------   ------------------
    Total expenses .............................................        11,911,102         2,332,404            2,081,795
                                                                  ----------------   ---------------   ------------------
    Net investment income (loss) ..............................        (11,046,105)         (189,585)           2,664,682
                                                                  ----------------   ---------------   ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........        86,067,213        13,493,971           11,182,378
  Net realized gain (loss) from sales of investments ...........        15,857,712         1,056,664              652,827
                                                                  ----------------   ---------------   ------------------
    Net realized gain (loss) ...................................       101,924,925        14,550,635           11,835,205
  Net unrealized gain (loss) ...................................      (190,332,818)      (49,972,600)         (21,917,210)
                                                                  ----------------   ---------------   ------------------
    Net realized and unrealized  gain (loss) ...................       (88,407,893)      (35,421,965)         (10,082,005)
                                                                  ----------------   ---------------   ------------------
    Net increase (decrease) in net assets from operations ......  $    (99,453,998)  $   (35,611,550)  $       (7,417,323)
                                                                  ================   ===============   ==================
                                                                                         FRANKLIN
                                                                  FIDELITY VIP III        NATURAL           FRANKLIN
                                                                       GROWTH            RESOURCES         SMALL CAP
                                                                    OPPORTUNITIES*        CLASS 2*          CLASS 2*
                                                                  ----------------   -----------------   --------------
INVESTMENT INCOME:
  Dividends ....................................................  $              -   $               -   $            -
                                                                  ----------------   -----------------   --------------

EXPENSES:
  Mortality and expense risk fees ..............................            10,551               3,821           88,673
  Administrative expense fees ..................................             1,718                 623           14,435
                                                                  ----------------   -----------------   --------------
    Total expenses .............................................            12,269               4,444          103,108
                                                                  ----------------   -----------------   --------------
    Net investment income (loss) ..............................            (12,269)             (4,444)        (103,108)
                                                                  ----------------   -----------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........                 -                   -                -
  Net realized gain (loss) from sales of investments ...........            (4,075)              2,186                -
                                                                  ----------------   -----------------   --------------
    Net realized gain (loss) ...................................            (4,075)              2,186                -
  Net unrealized gain (loss) ...................................          (359,089)            179,336       (4,583,730)
                                                                  ----------------   -----------------   --------------
    Net realized and unrealized  gain (loss) ...................          (363,164)            181,522       (4,583,730)
                                                                  ----------------   -----------------   --------------
    Net increase (decrease) in net assets from operations ......  $       (375,433)  $         177,078   $   (4,686,838)
                                                                  ================   =================   ==============

* For the period 8/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                      INVESCO         JANUS ASPEN
                                                                       VIF            GROWTH AND         JANUS ASPEN
                                                                      HEALTH            INCOME             GROWTH
                                                                     SCIENCES*       SERVICE SHARES*    SERVICE SHARES*
                                                                  ---------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends ....................................................  $         1,686   $         62,048   $              -
                                                                  ---------------   ----------------   ----------------

EXPENSES:
  Mortality and expense risk fees ..............................           50,855             97,742            114,174
  Administrative expense fees ..................................            8,279             15,912             18,586
                                                                  ---------------   ----------------   ----------------
    Total expenses .............................................           59,134            113,654            132,760
                                                                  ---------------   ----------------   ----------------
    Net investment income (loss) ..............................           (57,448)           (51,606)          (132,760)
                                                                  ---------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........           15,111                  -                  -
  Net realized gain (loss) from sales of investments ...........                1                  -                  -
                                                                  ---------------   ----------------   ----------------
    Net realized gain (loss) ...................................           15,112                  -                  -
  Net unrealized gain (loss) ...................................          531,319         (3,020,095)        (5,955,012)
                                                                  ---------------   ----------------   ----------------
    Net realized and unrealized  gain (loss) ...................          546,431         (3,020,095)        (5,955,012)
                                                                  ---------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations ......  $       488,983   $     (3,071,701)  $     (6,087,772)
                                                                  ===============   ================   ================
                                                                                           KVS            PIONEER
                                                                       KEMPER             DREMAN          EMERGING
                                                                      TECHNOLOGY         FINANCIAL        MARKETS
                                                                       GROWTH*           SERVICES*      VCT, CLASS II*
                                                                  ----------------    ---------------   --------------
INVESTMENT INCOME:
  Dividends ....................................................  $              -    $             -   $            -
                                                                  ----------------    ---------------   --------------

EXPENSES:
  Mortality and expense risk fees ..............................            89,457             25,873           13,125
  Administrative expense fees ..................................            14,563              4,212            2,137
                                                                  ----------------    ---------------   --------------
    Total expenses .............................................           104,020             30,085           15,262
                                                                  ----------------    ---------------   --------------
    Net investment income (loss) ..............................           (104,020)           (30,085)         (15,262)
                                                                  ----------------    ---------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........                 -                  -                -
  Net realized gain (loss) from sales of investments ...........                 -              1,008               11
                                                                  ----------------    ---------------   --------------
    Net realized gain (loss) ...................................                 -              1,008               11
  Net unrealized gain (loss) ...................................        (9,604,851)         1,012,268         (631,324)
                                                                  ----------------    ---------------   --------------
    Net realized and unrealized  gain (loss) ...................        (9,604,851)         1,013,276         (631,313)
                                                                  ----------------    ---------------   --------------
    Net increase (decrease) in net assets from operations ......  $     (9,708,871)   $       983,191   $     (646,575)
                                                                  ================    ===============   ==============
                                                                     PIONEER
                                                                   REAL ESTATE      T. ROWE PRICE
                                                                      GROWTH         INTERNATIONAL
                                                                  VCT, CLASS II*        STOCK
                                                                  --------------   ----------------
INVESTMENT INCOME:
  Dividends ....................................................  $       23,182   $        738,422
                                                                  --------------   ----------------

EXPENSES:
  Mortality and expense risk fees ..............................           3,906          1,569,855
  Administrative expense fees ..................................             636            255,558
                                                                  --------------   ----------------
    Total expenses .............................................           4,542          1,825,413
                                                                  --------------   ----------------
    Net investment income (loss) ..............................           18,640         (1,086,991)
                                                                  --------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........               -          3,544,424
  Net realized gain (loss) from sales of investments ...........         (13,520)         2,040,111
                                                                  --------------   ----------------
    Net realized gain (loss) ...................................         (13,520)         5,584,535
  Net unrealized gain (loss) ...................................          77,377        (30,669,237)
                                                                  --------------   ----------------
    Net realized and unrealized  gain (loss) ...................          63,857        (25,084,702)
                                                                  --------------   ----------------
    Net increase (decrease) in net assets from operations ......  $       82,497   $    (26,171,693)
                                                                  ==============   ================

* For the period 8/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                CORE EQUITY(a)
                                                                            YEAR ENDED DECEMBER 31,
                                                                            2000                1999
                                                                       ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $   (5,508,144)     $  (4,136,143)
    Net realized gain (loss) .........................................     67,396,130         52,607,235
    Net unrealized gain (loss) .......................................   (125,720,046)        76,594,230
                                                                       ---------------     ---------------
    Net increase (decrease)  in net assets from operations ...........    (63,832,060)       125,065,322
                                                                       ---------------     ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     24,360,885         24,016,712
    Withdrawals ......................................................    (50,384,435)       (36,550,023)
    Contract benefits ................................................     (4,748,552)        (3,298,297)
    Contract charges .................................................       (165,021)          (158,010)
    Transfers between sub-accounts (including fixed account), net ....     21,534,830         23,663,744
    Other transfers from (to) the General Account ....................      7,377,082          1,857,336
    Net increase (decrease) in investment by Sponsor .................           (103)                 -
                                                                       ---------------     ---------------
    Net increase (decrease) in net assets from contract transactions..     (2,025,314)         9,531,462
                                                                       ---------------     ---------------
    Net increase (decrease) in net assets ............................    (65,857,374)       134,596,784

NET ASSETS:
  Beginning of year ..................................................    587,793,523        453,196,739
                                                                       ---------------     ---------------
  End of year ........................................................ $  521,936,149      $ 587,793,523
                                                                       ===============     ===============
                                                                                   SELECT
                                                                         INVESTMENT GRADE INCOME(a)
                                                                           YEAR ENDED DECEMBER 31,
                                                                           2000              1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $   8,013,304     $   8,629,142
    Net realized gain (loss) .........................................     (1,199,532)         (395,044)
    Net unrealized gain (loss) .......................................      6,474,867       (12,501,948)
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........     13,288,639        (4,267,850)
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................      6,056,068         9,701,880
    Withdrawals ......................................................    (15,513,675)      (13,783,618)
    Contract benefits ................................................     (1,164,608)       (1,023,087)
    Contract charges .................................................        (38,608)          (41,373)
    Transfers between sub-accounts (including fixed account), net ....    (11,256,349)       14,591,086
    Other transfers from (to) the General Account ....................     (2,195,698)       (1,721,300)
    Net increase (decrease) in investment by Sponsor .................            (84)                -
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..    (24,112,954)        7,723,588
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets ............................    (10,824,315)        3,455,738

NET ASSETS:
  Beginning of year ..................................................    169,730,634       166,274,896
                                                                       ---------------   ---------------
  End of year ........................................................  $ 158,906,319     $ 169,730,634
                                                                       ===============   ===============
                                                                                 MONEY MARKET
                                                                           YEAR ENDED DECEMBER 31,
                                                                           2000              1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $   8,886,667     $   7,983,654
    Net realized gain (loss) .........................................              -                 -
    Net unrealized gain (loss) .......................................              -                 -
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........      8,886,667         7,983,654
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................    403,496,864       438,987,405
    Withdrawals ......................................................    (39,982,149)      (34,391,134)
    Contract benefits ................................................     (4,392,862)       (1,483,815)
    Contract charges .................................................        (34,218)          (32,718)
    Transfers between sub-accounts (including fixed account), net ....   (564,187,626)     (330,361,387)
    Other transfers from (to) the General Account ....................    115,975,100        25,859,621
    Net increase (decrease) in investment by Sponsor .................            (51)                -
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..    (89,124,942)       98,577,972
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets ............................    (80,238,275)      106,561,626

NET ASSETS:
  Beginning of year ..................................................    269,055,218       162,493,592
                                                                       ---------------   ---------------
  End of year ........................................................  $ 188,816,943     $ 269,055,218
                                                                       ==============    ===============
                                                                                 EQUITY INDEX
                                                                           YEAR ENDED DECEMBER 31,
                                                                           2000               1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  (2,929,532)    $  (2,175,820)
    Net realized gain (loss) .........................................     64,465,906         7,417,406
    Net unrealized gain (loss) .......................................   (115,934,017)       69,889,480
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........    (54,397,643)       75,131,066
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     27,545,703        32,887,575
    Withdrawals ......................................................    (41,402,313)      (29,625,579)
    Contract benefits ................................................     (4,238,388)       (2,868,514)
    Contract charges .................................................       (140,079)         (119,189)
    Transfers between sub-accounts (including fixed account), net ....     27,130,239        77,092,509
    Other transfers from (to) the General Account ....................      7,640,472         6,152,084
    Net increase (decrease) in investment by Sponsor .................           (105)                -
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..     16,535,529        83,518,886
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets ............................    (37,862,114)      158,649,952

NET ASSETS:
  Beginning of year ..................................................    510,044,916       351,394,964
                                                                       ---------------   ---------------
  End of year ........................................................  $ 472,182,802     $ 510,044,916
                                                                       ===============    ==============
                                                                               GOVERNMENT BOND
                                                                           YEAR ENDED DECEMBER 31,
                                                                            2000             1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................   $  2,712,079     $  3,560,629
    Net realized gain (loss) .........................................       (856,236)        (566,090)
    Net unrealized gain (loss) .......................................      3,369,653       (3,996,251)
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........      5,225,496       (1,001,712)
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................      4,241,214        8,933,342
    Withdrawals ......................................................     (8,138,699)      (7,188,109)
    Contract benefits ................................................       (458,307)        (468,436)
    Contract charges .................................................        (13,686)         (14,843)
    Transfers between sub-accounts (including fixed account), net ....     (8,059,437)       4,441,216
    Other transfers from (to) the General Account ....................     (1,156,683)      (1,546,231)
    Net increase (decrease) in investment by Sponsor .................           (158)               -
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..    (13,585,756)       4,156,939
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets ............................     (8,360,260)       3,155,227

NET ASSETS:
  Beginning of year ..................................................     75,018,315       71,863,088
                                                                       ---------------   ---------------
  End of year ........................................................   $ 66,658,055     $ 75,018,315
                                                                       ===============   ===============
                                                                                    SELECT
                                                                               AGGRESSIVE GROWTH
                                                                            YEAR ENDED DECEMBER 31,
                                                                            2000              1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  (6,396,284)     $  (4,908,535)
    Net realized gain (loss) .........................................     89,665,300         10,735,234
    Net unrealized gain (loss) .......................................   (203,798,583)       107,103,552
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........   (120,529,567)       112,930,251
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     23,903,001         18,504,192
    Withdrawals ......................................................    (39,342,356)       (25,549,834)
    Contract benefits ................................................     (1,436,659)        (1,081,675)
    Contract charges .................................................       (142,349)          (127,147)
    Transfers between sub-accounts (including fixed account), net ....     63,451,334          1,573,493
    Other transfers from (to) the General Account ....................      3,400,946          1,244,022
    Net increase (decrease) in investment by Sponsor .................             97                  -
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..     49,834,014         (5,436,949)
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets ............................    (70,695,553)       107,493,302

NET ASSETS:
  Beginning of year ..................................................    423,462,602        315,969,300
                                                                       ---------------   ---------------
  End of year ........................................................  $ 352,767,049      $ 423,462,602
                                                                       ===============   ===============

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                                SELECT GROWTH
                                                                           YEAR ENDED DECEMBER 31,
                                                                           2000              1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  (6,894,527)    $  (5,252,749)
    Net realized gain (loss) .........................................     64,368,939        17,063,861
    Net unrealized gain (loss) .......................................   (150,914,065)       88,659,011
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........    (93,439,653)      100,470,123
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     23,940,909        24,842,639
    Withdrawals ......................................................    (36,411,098)      (26,571,683)
    Contract benefits ................................................     (2,246,820)       (1,371,717)
    Contract charges .................................................       (129,027)         (111,678)
    Transfers between sub-accounts (including fixed account), net ....     37,054,396        42,559,914
    Other transfers from (to) the General Account ....................      3,859,466         4,876,229
    Net increase (decrease) in investment by Sponsor .................            (74)                -
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..     26,067,752        44,223,704
                                                                       ---------------   ---------------
    Net increase (decrease) in net assets ............................    (67,371,901)      144,693,827

NET ASSETS:
  Beginning of year ..................................................    467,895,173       323,201,346
                                                                       ---------------   ---------------
  End of year ........................................................  $ 400,523,272     $ 467,895,173
                                                                       ===============   ===============
                                                                                    SELECT
                                                                               GROWTH AND INCOME
                                                                            YEAR ENDED DECEMBER 31,
                                                                            2000              1999
                                                                       ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  (2,681,201)     $  (1,024,814)
    Net realized gain (loss) .........................................     63,503,004         24,929,221
    Net unrealized gain (loss) .......................................   (105,479,914)        23,354,193
                                                                       ---------------    ---------------
    Net increase (decrease)  in net assets from operations ...........    (44,658,111)        47,258,600
                                                                       ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     17,472,760         17,142,639
    Withdrawals ......................................................    (29,601,771)       (21,533,465)
    Contract benefits ................................................     (3,372,554)        (2,866,072)
    Contract charges .................................................        (82,111)           (74,816)
    Transfers between sub-accounts (including fixed account), net ....     29,535,479         35,114,290
    Other transfers from (to) the General Account ....................      4,263,287          5,443,707
    Net increase (decrease) in investment by Sponsor .................            (89)                 -
                                                                       ---------------    ---------------
    Net increase (decrease) in net assets from contract transactions..     18,215,001         33,226,283
                                                                       ---------------    ---------------
    Net increase (decrease) in net assets ............................    (26,443,110)        80,484,883

NET ASSETS:
  Beginning of year ..................................................    350,881,057        270,396,174
                                                                       ---------------    ---------------
  End of year ........................................................  $ 324,437,947      $ 350,881,057
                                                                       ===============    ===============

                                                                                     SELECT
                                                                                VALUE OPPORTUNITY
                                                                             YEAR ENDED DECEMBER 31,
                                                                             2000              1999
                                                                         ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................    $  (2,223,010)    $  (2,795,124)
    Net realized gain (loss) .........................................        9,183,161        12,785,177
    Net unrealized gain (loss) .......................................       44,078,239       (21,271,499)
                                                                         ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........       51,038,390       (11,281,446)
                                                                         ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................        8,062,042         9,033,922
    Withdrawals ......................................................      (17,750,604)      (14,328,750)
    Contract benefits ................................................         (936,977)         (630,503)
    Contract charges .................................................          (57,670)          (59,148)
    Transfers between sub-accounts (including fixed account), net ....      (27,442,362)       10,800,586
    Other transfers from (to) the General Account ....................       (2,697,990)        1,268,839
    Net increase (decrease) in investment by Sponsor .................            2,000                 - -
                                                                         ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..      (40,821,561)        6,084,946
                                                                         ---------------   ---------------
    Net increase (decrease) in net assets ............................       10,216,829        (5,196,500)

NET ASSETS:
  Beginning of year ..................................................      195,380,652       200,577,152
                                                                         ---------------   ---------------
  End of year ........................................................    $ 205,597,481     $ 195,380,652
                                                                         ===============   ================
                                                                                      SELECT
                                                                                INTERNATIONAL EQUITY
                                                                               YEAR ENDED DECEMBER 31,
                                                                               2000               1999
                                                                         ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................   $  (2,691,264)      $  (3,279,659)
    Net realized gain (loss) .........................................      11,754,407           3,471,561
    Net unrealized gain (loss) .......................................     (39,048,857)         61,875,342
                                                                         ---------------     ---------------
    Net increase (decrease)  in net assets from operations ...........     (29,985,714)         62,067,244
                                                                         ---------------     ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................      14,273,035          11,344,784
    Withdrawals ......................................................     (22,300,768)        (14,712,183)
    Contract benefits ................................................      (1,315,610)           (759,130)
    Contract charges .................................................         (75,375)            (69,281)
    Transfers between sub-accounts (including fixed account), net ....      35,922,300           2,775,341
    Other transfers from (to) the General Account ....................         595,339           1,417,921
    Net increase (decrease) in investment by Sponsor .................             (43)                  -
                                                                         ---------------     ---------------
    Net increase (decrease) in net assets from contract transactions..      27,098,878              (2,548)
                                                                         ---------------     ---------------
    Net increase (decrease) in net assets ............................      (2,886,836)         62,064,696

NET ASSETS:
  Beginning of year ..................................................     270,743,893         208,679,197
                                                                         ---------------     ---------------
  End of year ........................................................   $ 267,857,057       $ 270,743,893
                                                                         ===============     ===============
                                                                                     SELECT
                                                                              CAPITAL APPRECIATION
                                                                             YEAR ENDED DECEMBER 31,
                                                                             2000                1999
                                                                       ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  (3,029,374)     $  (2,269,238)
    Net realized gain (loss) .........................................     12,749,930          2,712,559
    Net unrealized gain (loss) .......................................        946,640         35,111,252
                                                                       ---------------    ---------------
    Net increase (decrease)  in net assets from operations ...........     10,667,196         35,554,573
                                                                       ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     10,026,252          8,595,028
    Withdrawals ......................................................    (17,282,819)       (11,932,699)
    Contract benefits ................................................       (808,737)          (595,054)
    Contract charges .................................................        (58,007)           (50,131)
    Transfers between sub-accounts (including fixed account), net ....      9,225,345          4,910,062
    Other transfers from (to) the General Account ....................       (391,501)         1,368,660
    Net increase (decrease) in investment by Sponsor .................           (145)                 -
                                                                       ---------------    ---------------
    Net increase (decrease) in net assets from contract transactions..        710,388          2,295,866
                                                                       ---------------    ---------------
    Net increase (decrease) in net assets ............................     11,377,584         37,850,439

NET ASSETS:
  Beginning of year ..................................................    187,911,588        150,061,149
                                                                       ---------------    ---------------
  End of year ........................................................  $ 199,289,172      $ 187,911,588
                                                                       ================   ===============
                                                                                  SELECT                     SELECT
                                                                              EMERGING MARKETS          STRATEGIC GROWTH
                                                                                PERIOD FROM               PERIOD FROM
                                                                            8/1/00* TO 12/31/00       8/1/00* TO 12/31/00
                                                                          -----------------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................            $    (5,460)                $   (5,573)
    Net realized gain (loss) .........................................                 24,096                     50,706
    Net unrealized gain (loss) .......................................               (311,189)                  (587,087)
                                                                          -----------------------   -----------------------
    Net increase (decrease)  in net assets from operations ...........               (292,553)                  (541,954)
                                                                          -----------------------   -----------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................                 63,362                    165,423
    Withdrawals ......................................................                 (5,495)                    (6,994)
    Contract benefits ................................................                   (586)                   (25,348)
    Contract charges .................................................                    (55)                       (51)
    Transfers between sub-accounts (including fixed account), net ....              1,458,669                  2,167,438
    Other transfers from (to) the General Account ....................                 92,700                    147,833
    Net increase (decrease) in investment by Sponsor .................                  2,418                      2,478
                                                                          -----------------------   -----------------------
    Net increase (decrease) in net assets from contract transactions..              1,611,013                  2,450,779
                                                                          -----------------------   -----------------------
    Net increase (decrease) in net assets ............................              1,318,460                  1,908,825

NET ASSETS:
  Beginning of year ..................................................                     -                           -
                                                                          -----------------------   -----------------------
  End of year ........................................................            $ 1,318,460                 $ 1,908,825
                                                                          =======================    ======================

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                                 AIM V.I.
                                                                             AGGRESSIVE GROWTH            AIM V.I. VALUE
                                                                                PERIOD FROM                 PERIOD FROM
                                                                            8/1/00* TO 12/31/00         8/1/00* TO 12/31/00
                                                                          -----------------------     ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................            $    (94,330)               $   (58,572)
    Net realized gain (loss) .........................................                       -                  1,253,073
    Net unrealized gain (loss) .......................................              (3,472,906)                (3,672,217)
                                                                          -----------------------    ----------------------
    Net increase (decrease)  in net assets from operations ...........              (3,567,236)                (2,477,716)
                                                                          -----------------------    ----------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................               1,922,027                  1,705,188
    Withdrawals ......................................................                (240,104)                  (237,393)
    Contract benefits ................................................                 (57,981)                  (129,876)
    Contract charges .................................................                    (937)                      (953)
    Transfers between sub-accounts (including fixed account), net ....              32,353,312                 31,487,056
    Other transfers from (to) the General Account ....................                 530,834                    708,342
    Net increase (decrease) in investment by Sponsor .................                     125                        207
                                                                          -----------------------    ----------------------
    Net increase (decrease) in net assets from contract transactions..              34,507,276                 33,532,571
                                                                          -----------------------    ----------------------
    Net increase (decrease) in net assets ............................              30,940,040                 31,054,855

NET ASSETS:
  Beginning of year ..................................................                      -                          -
                                                                          -----------------------    ----------------------
  End of year ........................................................            $ 30,940,040                $ 31,054,855
                                                                          =======================    ======================

                                                                                 ALLIANCE                  ALLIANCE
                                                                                  GROWTH                   PREMIER
                                                                            AND INCOME CLASS B         GROWTH CLASS B
                                                                                PERIOD FROM              PERIOD FROM
                                                                             8/1/00* TO 12/31/00      8/1/00* TO 12/31/00
                                                                          ----------------------    ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................           $    (77,396)             $   (115,344)
    Net realized gain (loss) .........................................                      -                         -
    Net unrealized gain (loss) .......................................                802,015                (4,859,315)
                                                                          ----------------------    -----------------------
    Net increase (decrease)  in net assets from operations ...........                724,619                (4,974,659)
                                                                          ----------------------    -----------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................              1,673,361                 2,381,508
    Withdrawals ......................................................               (193,028)                 (242,304)
    Contract benefits ................................................                (46,094)                     (836)
    Contract charges .................................................                   (686)                     (977)
    Transfers between sub-accounts (including fixed account), net ....             24,572,310                35,517,443
    Other transfers from (to) the General Account ....................                922,317                 1,119,592
    Net increase (decrease) in investment by Sponsor .................                    (59)                      260
                                                                         ----------------------     -----------------------
    Net increase (decrease) in net assets from contract transactions..             26,928,121                38,774,686
                                                                          ----------------------    -----------------------
    Net increase (decrease) in net assets ............................             27,652,740                33,800,027

NET ASSETS:
  Beginning of year ..................................................                   -                        -
                                                                         ----------------------     ------------------------
  End of year ........................................................           $ 27,652,740              $ 33,800,027
                                                                         =======================    ========================
                                                                                DGPF
                                                                               GROWTH
                                                                           OPPORTUNITIES                    DGPF
                                                                           SERVICE CLASS           INTERNATIONAL EQUITY
                                                                            PERIOD FROM            YEAR ENDED DECEMBER 31,
                                                                         8/1/00* TO 12/31/00       2000               1999
                                                                        ---------------------  --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................        $    (41,078)     $  1,039,772      $    828,444
    Net realized gain (loss) .........................................                 179         5,740,394         3,456,926
    Net unrealized gain (loss) .......................................          (2,394,897)       (8,385,159)       11,844,338
                                                                         --------------------- --------------    ---------------
    Net increase (decrease)  in net assets from operations ...........          (2,435,796)       (1,604,993)       16,129,708
                                                                         --------------------- --------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................             751,151         3,715,083         4,614,436
    Withdrawals ......................................................            (142,497)      (10,205,671)       (8,759,974)
    Contract benefits ................................................             (93,795)         (595,221)         (477,836)
    Contract charges .................................................                (454)          (31,343)          (34,245)
    Transfers between sub-accounts (including fixed account), net ....          19,263,918           221,451        (3,009,304)
    Other transfers from (to) the General Account ....................             197,421        (4,854,207)       (1,443,372)
    Net increase (decrease) in investment by Sponsor .................                 117             2,000                 -
                                                                         ---------------------  --------------    ---------------
    Net increase (decrease) in net assets from contract transactions..          19,975,861       (11,747,908)       (9,110,295)
                                                                         ---------------------  --------------    ---------------
    Net increase (decrease) in net assets ............................          17,540,065       (13,352,901)        7,019,413

NET ASSETS:
  Beginning of year ..................................................             -              125,519,728       118,500,315
                                                                          --------------------  --------------    ---------------
  End of year ........................................................        $ 17,540,065      $ 112,166,827     $ 125,519,728
                                                                          ====================  ==============    ===============
                                                                                  FIDELITY VIP
                                                                                  HIGH INCOME
                                                                             YEAR ENDED DECEMBER 31,
                                                                             2000              1999
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  11,705,773    $  16,082,127
    Net realized gain (loss) .........................................     (5,013,761)        (220,094)
    Net unrealized gain (loss) .......................................    (55,769,026)      (2,152,485)
                                                                       ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........    (49,077,014)      13,709,548
                                                                       ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................      8,270,232       11,140,024
    Withdrawals ......................................................    (18,155,748)     (17,342,745)
    Contract benefits ................................................     (1,468,513)      (1,180,063)
    Contract charges .................................................        (51,034)         (59,343)
    Transfers between sub-accounts (including fixed account), net ....     (2,596,670)       7,983,019
    Other transfers from (to) the General Account ....................     (3,365,040)      (1,197,799)
    Net increase (decrease) in investment by Sponsor .................            436                -
                                                                       ----------------  ---------------
    Net increase (decrease) in net assets from contract transactions..    (17,366,337)        (656,907)
                                                                       ----------------  ---------------
    Net increase (decrease) in net assets ............................    (66,443,351)      13,052,641

NET ASSETS:
  Beginning of year ..................................................    222,646,690      209,594,049
                                                                       ---------------   ---------------
  End of year ........................................................  $ 156,203,339    $ 222,646,690
                                                                       ===============   ===============

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                            FIDELITY VIP EQUITY-INCOME
                                                                               YEAR ENDED DECEMBER 31,
                                                                               2000              1999
                                                                         --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................   $   1,834,394    $    (144,083)
    Net realized gain (loss) .........................................      63,470,984       29,778,126
    Net unrealized gain (loss) .......................................     (27,545,240)      (1,182,641)
                                                                         --------------   ---------------
    Net increase (decrease)  in net assets from operations ...........      37,760,138       28,451,402
                                                                         --------------   ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................      20,120,391       27,773,097
    Withdrawals ......................................................     (54,401,593)     (46,417,375)
    Contract benefits ................................................      (3,363,126)      (2,971,372)
    Contract charges .................................................        (178,707)        (199,771)
    Transfers between sub-accounts (including fixed account), net ....     (51,983,840)      21,098,544
    Other transfers from (to) the General Account ....................      (1,956,075)       1,492,354
    Net increase (decrease) in investment by Sponsor .................            (135)               -
                                                                         --------------   ---------------
    Net increase (decrease) in net assets from contract transactions..     (91,763,085)         775,477
                                                                         --------------   ---------------
    Net increase (decrease) in net assets ............................     (54,002,947)      29,226,879

NET ASSETS:
  Beginning of year ..................................................     613,358,654      584,131,775
                                                                         --------------   ---------------
  End of year ........................................................   $ 559,355,707    $ 613,358,654
                                                                         ==============   ===============
                                                                                   FIDELITY VIP GROWTH
                                                                                  YEAR ENDED DECEMBER 31,
                                                                                  2000              1999
                                                                          ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................     $ (11,046,105)    $  (8,152,652)
    Net realized gain (loss) .........................................       101,924,925        71,046,532
    Net unrealized gain (loss) .......................................      (190,332,818)      136,395,117
                                                                          ----------------  ----------------
    Net increase (decrease)  in net assets from operations ...........       (99,453,998)      199,288,997
                                                                          ----------------  ----------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................        38,369,095        33,765,170
    Withdrawals ......................................................       (72,650,310)      (51,125,474)
    Contract benefits ................................................        (3,456,677)       (2,589,245)
    Contract charges .................................................          (250,276)         (215,967)
    Transfers between sub-accounts (including fixed account), net ....        57,441,987        63,466,803
    Other transfers from (to) the General Account ....................         6,291,614         1,482,283
    Net increase (decrease) in investment by Sponsor .................              (113)                -
                                                                          ----------------  ----------------
    Net increase (decrease) in net assets from contract transactions..        25,745,320        44,783,570
                                                                          ----------------  ----------------
    Net increase (decrease) in net assets ............................       (73,708,678)      244,072,567

NET ASSETS:
  Beginning of year ..................................................       778,439,741       534,367,174
                                                                          ----------------  ----------------
  End of year ........................................................     $ 704,731,063     $ 778,439,741
                                                                          ================  ================
                                                                                 FIDELITY VIP OVERSEAS
                                                                                YEAR ENDED DECEMBER 31,
                                                                                2000              1999
                                                                        ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................   $    (189,585)     $     (32,736)
    Net realized gain (loss) .........................................      14,550,635          5,352,246
    Net unrealized gain (loss) .......................................     (49,972,600)        36,901,156
                                                                        ---------------     ---------------
    Net increase (decrease)  in net assets from operations ...........     (35,611,550)        42,220,666
                                                                        ---------------     ---------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................       8,905,262          5,861,684
    Withdrawals ......................................................     (13,554,025)        (9,499,501)
    Contract benefits ................................................        (549,205)          (321,424)
    Contract charges .................................................         (50,630)           (45,992)
    Transfers between sub-accounts (including fixed account), net ....      33,770,342          4,693,132
    Other transfers from (to) the General Account ....................       4,916,078            (40,730)
    Net increase (decrease) in investment by Sponsor .................             249                  -
                                                                        ---------------     ---------------
    Net increase (decrease) in net assets from contract transactions .      33,438,071            647,169
                                                                        ---------------     ---------------
    Net increase (decrease) in net assets ............................      (2,173,479)        42,867,835

NET ASSETS:
  Beginning of year ..................................................     150,010,012        107,142,177
                                                                        ---------------     ---------------
  End of year .........................................................  $ 147,836,533      $ 150,010,012
                                                                        ==============      ===============
                                                                                   FIDELITY VIP II
                                                                                    ASSET MANAGER
                                                                               YEAR ENDED DECEMBER 31,
                                                                               2000              1999
                                                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................   $   2,664,682     $   2,080,759
    Net realized gain (loss) .........................................      11,835,205         5,787,201
    Net unrealized gain (loss) .......................................     (21,917,210)        4,342,270
                                                                        ---------------   ---------------
    Net increase (decrease)  in net assets from operations ...........      (7,417,323)       12,210,230
                                                                        ---------------   ---------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................       7,433,017         7,716,542
    Withdrawals ......................................................     (15,487,489)      (10,097,109)
    Contract benefits ................................................        (868,674)         (461,585)
    Contract charges .................................................         (33,853)          (30,076)
    Transfers between sub-accounts (including fixed account), net ....      (6,538,479)       18,710,626
    Other transfers from (to) the General Account ....................      (1,534,093)          504,270
    Net increase (decrease) in investment by Sponsor .................             (73)                -
                                                                        ---------------   ---------------
    Net increase (decrease) in net assets from contract transactions..     (17,029,644)       16,342,668
                                                                        ---------------   ---------------
    Net increase (decrease) in net assets ............................     (24,446,967)       28,552,898

NET ASSETS:
  Beginning of year ..................................................     148,204,749       119,651,851
                                                                        ---------------   ---------------
  End of year ........................................................   $ 123,757,782     $ 148,204,749
                                                                        ===============   ===============

                                                                                                         FRANKLIN
                                                                            FIDELITY VIP III              NATURAL
                                                                                 GROWTH                  RESOURCES
                                                                              OPPORTUNITIES               CLASS 2
                                                                               PERIOD FROM              PERIOD FROM
                                                                           8/1/00* TO 12/31/00      8/1/00* TO 12/31/00
                                                                        -----------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................           $   (12,269)             $    (4,444)
    Net realized gain (loss) .........................................                (4,075)                   2,186
    Net unrealized gain (loss) .......................................              (359,089)                 179,336
                                                                        -----------------------    ---------------------
    Net increase (decrease)  in net assets from operations ...........              (375,433)                 177,078
                                                                        -----------------------    ---------------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................               476,423                   66,599
    Withdrawals ......................................................               (24,070)                  (6,602)
    Contract benefits ................................................                     -                  (23,362)
    Contract charges .................................................                   (65)                     (41)
    Transfers between sub-accounts (including fixed account), net ....             3,960,892                1,519,986
    Other transfers from (to) the General Account ....................               119,759                   52,521
    Net increase (decrease) in investment by Sponsor .................                   167                     (136)
                                                                        -----------------------    ---------------------
    Net increase (decrease) in net assets from contract transactions..             4,533,106                1,608,965
                                                                        -----------------------    ---------------------
    Net increase (decrease) in net assets ............................             4,157,673                1,786,043

NET ASSETS:
  Beginning of year ..................................................                     -                        -
                                                                        -----------------------    ---------------------
  End of year ........................................................           $ 4,157,673              $ 1,786,043
                                                                        =======================    =====================
                                                                              FRANKLIN
                                                                              SMALL CAP
                                                                               CLASS 2
                                                                             PERIOD FROM
                                                                         8/1/00* TO 12/31/00
                                                                        ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................        $   (103,108)
    Net realized gain (loss) .........................................                   -
    Net unrealized gain (loss) .......................................          (4,583,730)
                                                                        ---------------------
    Net increase (decrease)  in net assets from operations ...........          (4,686,838)
                                                                        ---------------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................           1,623,148
    Withdrawals ......................................................            (265,933)
    Contract benefits ................................................             (80,785)
    Contract charges .................................................              (1,123)
    Transfers between sub-accounts (including fixed account), net ....          36,397,185
    Other transfers from (to) the General Account ....................             700,349
    Net increase (decrease) in investment by Sponsor .................                 235
                                                                        ---------------------
    Net increase (decrease) in net assets from contract transactions..          38,373,076
                                                                        ---------------------
    Net increase (decrease) in net assets ............................          33,686,238

NET ASSETS:
  Beginning of year ..................................................                   -
                                                                        ---------------------
  End of year ........................................................        $ 33,686,238
                                                                        =====================

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                               INVESCO                JANUS ASPEN
                                                                                 VIF                  GROWTH AND
                                                                                HEALTH                  INCOME
                                                                               SCIENCES             SERVICE SHARES
                                                                             PERIOD FROM              PERIOD FROM
                                                                         8/1/00* TO 12/31/00      8/1/00* TO 12/31/00
                                                                        ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................         $    (57,448)           $    (51,606)
    Net realized gain (loss) .........................................               15,112                       -
    Net unrealized gain (loss) .......................................              531,319              (3,020,095)
                                                                        ---------------------    ---------------------
    Net increase (decrease)  in net assets from operations ...........              488,983              (3,071,701)
                                                                        ---------------------    ---------------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................              912,704               1,400,261
    Withdrawals ......................................................             (158,048)               (255,366)
    Contract benefits ................................................              (66,946)                (63,244)
    Contract charges .................................................                 (541)                 (1,069)
    Transfers between sub-accounts (including fixed account), net ....           17,796,399              36,997,375
    Other transfers from (to) the General Account ....................              647,634               1,204,803
    Net increase (decrease) in investment by Sponsor .................                 (179)                    117
                                                                        ---------------------    ---------------------
    Net increase (decrease) in net assets from contract transactions..           19,131,023              39,282,877
                                                                        ---------------------    ---------------------
    Net increase (decrease) in net assets ............................           19,620,006              36,211,176

NET ASSETS:
  Beginning of year ..................................................                    -                       -
                                                                        ---------------------    ---------------------
  End of year ........................................................         $ 19,620,006            $ 36,211,176
                                                                        =====================    =====================

                                                                              JANUS ASPEN                KEMPER
                                                                                GROWTH                 TECHNOLOGY
                                                                            SERVICE SHARES               GROWTH
                                                                              PERIOD FROM              PERIOD FROM
                                                                          8/1/00* TO 12/31/00      8/1/00* TO 12/31/00
                                                                        ----------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................         $   (132,760)            $   (104,020)
    Net realized gain (loss) .........................................                    -                        -
    Net unrealized gain (loss) .......................................           (5,955,012)              (9,604,851)
                                                                        ----------------------    ---------------------
    Net increase (decrease)  in net assets from operations ...........           (6,087,772)              (9,708,871)
                                                                        ----------------------    ---------------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................            3,048,491                1,760,073
    Withdrawals ......................................................             (291,831)                (295,127)
    Contract benefits ................................................              (58,178)                 (85,971)
    Contract charges .................................................               (1,191)                  (1,337)
    Transfers between sub-accounts (including fixed account), net ....           41,285,853               35,780,557
    Other transfers from (to) the General Account ....................            1,397,339                1,310,419
    Net increase (decrease) in investment by Sponsor .................                  151                      371
                                                                        ----------------------    ---------------------
    Net increase (decrease) in net assets from contract transactions..           45,380,634               38,468,985
                                                                        ----------------------    ---------------------
    Net increase (decrease) in net assets ............................           39,292,862               28,760,114

NET ASSETS:
  Beginning of year ..................................................                    -                        -
                                                                        ----------------------    ---------------------
  End of year ........................................................         $ 39,292,862             $ 28,760,114
                                                                        ======================    =====================
                                                                                 KVS                   PIONEER
                                                                               DREMAN                  EMERGING
                                                                              FINANCIAL                MARKETS
                                                                              SERVICES              VCT, CLASS II
                                                                             PERIOD FROM             PERIOD FROM
                                                                         8/1/00* TO 12/31/00     8/1/00* TO 12/31/00
                                                                        ---------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................         $   (30,085)             $   (15,262)
    Net realized gain (loss) .........................................               1,008                       11
    Net unrealized gain (loss) .......................................           1,012,268                 (631,324)
                                                                        ---------------------   ----------------------
    Net increase (decrease)  in net assets from operations ...........             983,191                 (646,575)
                                                                        ---------------------   ----------------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................             407,144                  347,144
    Withdrawals ......................................................             (85,007)                 (23,142)
    Contract benefits ................................................              (3,891)                       -
    Contract charges .................................................                (302)                    (130)
    Transfers between sub-accounts (including fixed account), net ....           8,162,575                5,036,767
    Other transfers from (to) the General Account ....................             417,472                   82,598
    Net increase (decrease) in investment by Sponsor .................                (331)                     427
                                                                        ---------------------   ----------------------
    Net increase (decrease) in net assets from contract transactions..           8,897,660                5,443,664
                                                                        ---------------------   ----------------------
    Net increase (decrease) in net assets ............................           9,880,851                4,797,089

NET ASSETS:
  Beginning of year ..................................................                   -                        -
                                                                        ---------------------   ----------------------
  End of year ........................................................         $ 9,880,851              $ 4,797,089
                                                                        =====================   ======================
                                                                               PIONEER
                                                                             REAL ESTATE                   T. ROWE PRICE
                                                                               GROWTH                      INTERNATIONAL
                                                                            VCT, CLASS II                      STOCK
                                                                             PERIOD FROM              YEAR ENDED DECEMBER 31,
                                                                         8/1/00* TO 12/31/00          2000              1999
                                                                        ---------------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................         $    18,640      $  (1,086,991)    $  (1,026,145)
    Net realized gain (loss) .........................................             (13,520)         5,584,535         3,366,692
    Net unrealized gain (loss) .......................................              77,377        (30,669,237)       27,606,832
                                                                        ---------------------  ----------------   ----------------
    Net increase (decrease)  in net assets from operations ...........              82,497        (26,171,693)       29,947,379
                                                                        ---------------------  ----------------   ----------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................             115,941          6,206,893         4,736,022
    Withdrawals ......................................................             (47,268)        (9,777,254)       (6,622,362)
    Contract benefits ................................................                   -           (599,921)         (437,587)
    Contract charges .................................................                 (54)           (27,597)          (24,690)
    Transfers between sub-accounts (including fixed account), net ....           1,349,657         21,832,542          (134,325)
    Other transfers from (to) the General Account ....................              14,600         (1,034,406)        1,879,994
    Net increase (decrease) in investment by Sponsor .................                  33                262                 -
                                                                        ---------------------  ----------------   ----------------
    Net increase (decrease) in net assets from contract transactions..           1,432,909         16,600,519          (602,948)
                                                                        ---------------------  ----------------   ----------------
    Net increase (decrease) in net assets ............................           1,515,406         (9,571,174)       29,344,431

NET ASSETS:
  Beginning of year ..................................................                   -        124,781,755        95,437,324
                                                                        ---------------------  ----------------   ----------------
  End of year ........................................................         $ 1,515,406      $ 115,210,581     $ 124,781,755
                                                                        =====================  ================   ================

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-K
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K, which funds the Allmerica Advantage, ExecAnnuity Plus, and Allmerica Immediate Advantage variable annuity contracts, in addition to other contracts (the Delaware Medallion variable annuity contracts), is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on November 1, 1990 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Separate Account VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account VA-K cannot be charged with liabilities arising out of any other business of the Company.

     Separate Account VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account VA-K currently offers thirty-five Sub-Accounts under the Allmerica Advantage and ExecAnnuity Plus variable annuity contracts and twenty Sub-Accounts under the Allmerica Immediate Advantage variable annuity contracts. Allmerica Immediate Advantage Sub-Accounts became effective on February 1, 2000. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (AIT) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the AIM Variable Insurance Funds (AVIF) managed by A I M Advisors, Inc.; or of the Alliance Variable Products Series Fund, Inc. (Alliance) managed by Alliance Capital Management, L.P.; or of the Delaware Group Premium Fund (DGPF) managed by Delaware Management Business Trust or Delaware International Advisers Ltd.; or of the Fidelity Variable Insurance Products Fund (Fidelity VIP), or the Fidelity Variable Insurance Products Fund II (Fidelity VIP II), or the Fidelity Variable Insurance Products Fund III (Fidelity VIP III), all of which are managed by Fidelity Management & Research Company (FMR); or of the Franklin Templeton Variable Insurance Products Trust (FT VIP) managed by Franklin Advisers, Inc.; or of the INVESCO Variable Investment Funds, Inc. (INVESCO VIF) managed by INVESCO Funds Group, Inc.; or of the Janus Aspen Series (Janus Aspen) managed by Janus Capital; or of the Kemper Variable Series (KVS) managed by Scudder Kemper Investments, Inc.; or of the Pioneer Variable Contracts Trust (Pioneer VCT) managed by Pioneer Investment Management, Inc.; or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. AIT, AVIF, Alliance, DGPF, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, Pioneer VCT, and T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

     Effective May 1, 2000, AIT Investment Grade Income Fund was renamed Select Investment Grade Income Fund and AIT Growth Fund was renamed Core Equity Fund.

                              SEPARATE ACCOUNT VA-K
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by Separate Account VA-K in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Separate Account VA-K. Therefore, no provision for income taxes has been charged against Separate Account VA-K.

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 2000 were as follows:

                                                                                         PORTFOLIO INFORMATION
                                                               -------------------------------------------------------------------
                                                                         TOTAL                                        NET ASSET
                                                                       NUMBER OF                AGGREGATE               VALUE
INVESTMENT PORTFOLIO                                                     SHARES                   COST                PER SHARE
--------------------                                           --------------------------      ------------         --------------
Core Equity(a) . . . . . . . . . . . . . . . . . . . . . . .           194,152,846           $ 477,437,050              $ 2.689
Select Investment Grade Income(a)  . . . . . . . . . . . . .           146,332,165             161,118,758                1.086
Money Market . . . . . . . . . . . . . . . . . . . . . . . .           188,765,757             188,765,757                1.000
Equity Index . . . . . . . . . . . . . . . . . . . . . . . .           143,129,619             401,873,615                3.299
Government Bond  . . . . . . . . . . . . . . . . . . . . . .            63,423,566              66,715,931                1.051
Select Aggressive Growth . . . . . . . . . . . . . . . . . .           166,638,940             367,866,788                2.117
Select Growth  . . . . . . . . . . . . . . . . . . . . . . .           180,907,743             350,729,416                2.214
Select Growth and Income . . . . . . . . . . . . . . . . . .           227,200,603             340,050,594                1.428
Select Value Opportunity . . . . . . . . . . . . . . . . . .           105,003,681             154,400,045                1.958
Select International Equity  . . . . . . . . . . . . . . . .           150,314,322             207,870,616                1.781
Select Capital Appreciation  . . . . . . . . . . . . . . . .            93,916,788             149,838,422                2.122
Select Emerging Markets  . . . . . . . . . . . . . . . . . .             1,674,646               1,632,484                0.789
Select Strategic Growth  . . . . . . . . . . . . . . . . . .             2,795,783               2,496,607                0.683
AIM V.I. Aggressive Growth . . . . . . . . . . . . . . . . .             2,116,477              34,415,805               14.620
AIM V.I. Value . . . . . . . . . . . . . . . . . . . . . . .             1,137,262              34,730,843               27.310
Alliance Growth and Income Class B . . . . . . . . . . . . .             1,199,525              26,859,025               23.060
Alliance Premier Growth Class B  . . . . . . . . . . . . . .             1,058,791              38,666,500               31.930
DGPF Growth Opportunities Service Class. . . . . . . . . . .               731,446              19,934,962               23.980
DGPF International Equity  . . . . . . . . . . . . . . . . .             6,252,336              88,885,403               17.940
Fidelity VIP High Income . . . . . . . . . . . . . . . . . .            19,095,822             220,603,682                8.180
Fidelity VIP Equity-Income . . . . . . . . . . . . . . . . .            21,918,407             412,880,514               25.520
Fidelity VIP Growth  . . . . . . . . . . . . . . . . . . . .            16,145,475             536,081,780               43.650
Fidelity VIP Overseas  . . . . . . . . . . . . . . . . . . .             7,395,711             140,713,837               19.990
Fidelity VIP II Asset Manager  . . . . . . . . . . . . . . .             7,734,296             124,898,899               16.000
Fidelity VIP III Growth Opportunities. . . . . . . . . . . .               235,162               4,516,762               17.680
Franklin Natural Resources Class 2 . . . . . . . . . . . . .               120,760               1,606,707               14.790
Franklin Small Cap Class 2 . . . . . . . . . . . . . . . . .             1,593,581              38,272,027               21.140
INVESCO VIF Health Sciences  . . . . . . . . . . . . . . . .               939,206              19,088,687               20.890
Janus Aspen Growth and Income Service Shares . . . . . . . .             2,087,530              39,238,746               17.350
Janus Aspen Growth Service Shares  . . . . . . . . . . . . .             1,490,888              45,254,825               26.360
Kemper Technology Growth  .  . . . . . . . . . . . . . . . .            20,734,493              38,367,324                1.387
KVS Dreman Financial Services  . . . . . . . . . . . . . . .             8,571,548               8,868,583                1.153
Pioneer Emerging Markets VCT Class II  . . . . . . . . . . .               397,348               5,431,285               12.080
Pioneer Real Estate Growth VCT Class II  . . . . . . . . . .               105,237               1,438,029               14.400
T. Rowe Price International Stock  . . . . . . . . . . . . .             7,645,204             105,424,479               15.070

(a) Name changed.  See Note 1.

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum to Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account of Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage 0.20% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     For contracts issued on Form A3018-94 (ExecAnnuity Plus), a contract fee of $30 is deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is $50,000 or less. For contracts issued on Form A3025-96 (Allmerica Advantage), a contract fee of $30 is deducted on the contract anniversary and upon full surrender when the accumulated value is less than $50,000. The fee is currently waived for all contracts (Allmerica Advantage and ExecAnnuity Plus) issued to and maintained by the trustee of a 401(k) plan. No contract fee is deducted for contracts issued on Form A3029-99 (Allmerica Immediate Advantage).

     Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account VA-K, and does not receive any compensation for sales of the contracts. Commissions are paid to registered representatives of Allmerica Investments by the Company. Allmerica Advantage and ExecAnnuity Plus contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:

                                                                         YEAR ENDED DECEMBER 31,
                                                                2000                                1999
                                                  --------------------------------   -------------------------------
                                                       UNITS             AMOUNT           UNITS            AMOUNT
                                                  -------------     --------------   -------------     -------------
Core Equity (a)
  Issuance of Units ...........................      38,196,765     $  137,774,880      31,322,880     $ 118,251,467
  Redemption of Units .........................     (39,292,689)      (141,066,749)    (28,422,600)     (108,720,005)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      (1,095,924)    $   (3,291,869)      2,900,280     $   9,531,462
                                                  =============     ==============   =============     =============

Select Investment Grade Income (a)
  Issuance of Units ...........................      20,905,240     $   35,008,889      38,928,138     $  62,414,120
  Redemption of Units .........................     (35,851,320)       (59,319,949)    (34,236,306)      (54,690,532)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................     (14,946,080)    $  (24,311,060)      4,691,832     $   7,723,588
                                                  =============     ==============   =============     =============

Money Market
  Issuance of Units ...........................     670,749,763     $  870,209,418     584,789,664     $ 725,476,037
  Redemption of Units .........................    (739,117,079)      (959,821,932)   (507,897,119)     (626,898,065)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................     (68,367,316)    $  (89,612,514)     76,892,545     $  98,577,972
                                                  =============     ==============   =============     =============

Equity Index
  Issuance of Units ...........................      41,751,747     $  162,143,040      55,764,065     $ 194,646,213
  Redemption of Units .........................     (37,631,010)      (146,255,749)    (31,745,632)     (111,127,327)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................       4,120,737     $   15,887,291      24,018,433     $  83,518,886
                                                  =============     ==============   =============     =============

Government Bond
  Issuance of Units ...........................      19,582,720     $   23,746,020      39,868,338     $  57,035,078
  Redemption of Units .........................     (28,939,499)       (37,378,303)    (37,088,130)      (52,878,139)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      (9,356,779)    $  (13,632,283)      2,780,208     $   4,156,939
                                                  =============     ==============   =============     =============

Select Aggressive Growth
  Issuance of Units ...........................      54,712,706     $  187,434,755      36,883,059     $ 100,664,989
  Redemption of Units .........................     (39,991,298)      (137,969,345)    (39,304,433)     (106,101,938)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      14,721,408     $   49,465,410      (2,421,374)    $  (5,436,949)
                                                  =============     ==============   =============     =============

Select Growth
  Issuance of Units ...........................      42,405,060     $  145,285,958      49,096,616     $ 139,643,547
  Redemption of Units .........................     (34,898,511)      (119,999,563)    (33,162,768)      (95,419,843)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................       7,506,549     $   25,286,395      15,933,848     $  44,223,704
                                                  =============     ==============   =============     =============

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                         YEAR ENDED DECEMBER 31,
                                                                2000                                1999
                                                  --------------------------------   -------------------------------
                                                       UNITS             AMOUNT           UNITS            AMOUNT
                                                  -------------     --------------   -------------     -------------
Select Growth and Income
  Issuance of Units ...........................      45,550,702     $  122,854,524      41,070,387     $ 101,335,880
  Redemption of Units .........................     (38,878,149)      (105,138,055)    (27,750,086)      (68,109,597)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................       6,672,553     $   17,716,469      13,320,301     $  33,226,283
                                                  =============     ==============   =============     =============

Select Value Opportunity
  Issuance of Units ...........................      22,041,624     $   52,819,901      37,813,556     $  70,885,921
  Redemption of Units .........................     (40,840,800)       (93,765,404)    (34,107,084)      (64,800,975)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................     (18,799,176)    $  (40,945,503)      3,706,472     $   6,084,946
                                                  =============     ==============   =============     =============

Select International Equity
  Issuance of Units ...........................      47,222,243     $  100,698,842      34,451,914     $  59,813,091
  Redemption of Units .........................     (33,981,177)       (73,851,561)    (34,516,516)      (59,815,639)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      13,241,066     $   26,847,281         (64,602)    $      (2,548)
                                                  =============     ==============   =============     =============

Select Capital Appreciation
  Issuance of Units ...........................      25,937,090     $   70,806,342      26,842,924     $  53,598,764
  Redemption of Units .........................     (25,437,839)       (70,367,753)    (25,758,043)      (51,302,898)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................         499,251     $      438,589       1,084,881     $   2,295,866
                                                  =============     ==============   =============     =============

Select Emerging Markets
  Issuance of Units ...........................       2,019,143     $    1,757,755               -     $           -
  Redemption of Units .........................        (269,986)          (170,417)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................       1,749,157     $    1,587,338               -     $           -
                                                  =============     ==============   =============     =============

Select Strategic Growth
  Issuance of Units ...........................       2,780,577     $    2,467,738               -     $           -
  Redemption of Units .........................        (107,303)           (90,833)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................       2,673,274     $    2,376,905               -     $           -
                                                  =============     ==============   =============     =============

AIM V.I. Aggressive Growth
  Issuance of Units ...........................      35,052,161     $   35,558,109               -     $           -
  Redemption of Units .........................      (1,049,389)        (1,050,833)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      34,002,772     $   34,507,276               -     $           -
                                                  =============     ==============   =============     =============

AIM V.I. Value
  Issuance of Units ...........................      36,304,926     $   34,611,364               -     $           -
  Redemption of Units .........................      (1,152,612)        (1,078,793)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      35,152,314     $   33,532,571               -     $           -
                                                  =============     ==============   =============     =============

Alliance Growth and Income Class B
  Issuance of Units ...........................      27,355,991     $   28,015,735               -     $           -
  Redemption of Units .........................      (1,091,587)        (1,087,614)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      26,264,404     $   26,928,121               -     $           -
                                                  =============     ==============   =============     =============

Alliance Premier Growth Class B
  Issuance of Units ...........................      42,811,140     $   39,646,683               -     $           -
  Redemption of Units .........................        (934,593)          (871,997)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      41,876,547     $   38,774,686               -     $           -
                                                  =============     ==============   =============     =============

DGPF Growth Opportunities Service Class
  Issuance of Units ...........................      20,991,543     $   20,580,591               -     $           -
  Redemption of Units .........................        (643,817)          (604,730)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      20,347,726     $   19,975,861               -     $           -
                                                  =============     ==============   =============     =============

DGPF International Equity
  Issuance of Units ...........................      13,646,691     $   34,409,663      15,808,205     $  28,915,615
  Redemption of Units .........................     (19,898,884)       (46,227,243)    (20,690,476)      (38,025,910)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ...................      (6,252,193)    $  (11,817,580)     (4,882,271)    $  (9,110,295)
                                                  =============     ==============   =============     =============

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                         YEAR ENDED DECEMBER 31,
                                                                2000                                1999
                                                  --------------------------------   -------------------------------
                                                       UNITS             AMOUNT           UNITS            AMOUNT
                                                  -------------     --------------   -------------     -------------
Fidelity VIP High Income
  Issuance of Units ............................     26,362,266     $   60,493,907      29,297,659     $  65,617,874
  Redemption of Units ..........................    (34,408,677)       (78,026,121)    (29,628,016)      (66,274,781)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     (8,046,411)    $  (17,532,214)       (330,357)    $    (656,907)
                                                  =============     ==============   =============     =============

Fidelity VIP Equity-Income
  Issuance of Units ............................     32,688,360     $  110,842,109      39,554,082     $ 130,745,589
  Redemption of Units ..........................    (60,423,820)      (203,045,663)    (39,169,623)     (129,970,112)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................    (27,735,460)    $  (92,203,554)        384,459     $     775,477
                                                  =============     ==============   =============     =============

Fidelity VIP Growth
  Issuance of Units ............................     43,692,087     $  221,710,552      47,966,342     $ 194,692,684
  Redemption of Units ..........................    (38,765,764)      (196,889,949)    (36,713,176)     (149,909,114)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................      4,926,323     $   24,820,603      11,253,166     $  44,783,570
                                                  =============     ==============   =============     =============

Fidelity VIP Overseas
  Issuance of Units ............................     34,673,108     $   79,500,582      15,850,862     $  33,264,942
  Redemption of Units ..........................    (20,843,555)       (46,214,051)    (16,082,430)      (32,617,773)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     13,829,553     $   33,286,531        (231,568)    $     647,169
                                                  =============     ==============   =============     =============

Fidelity VIP II Asset Manager
  Issuance of Units ............................     20,307,103     $   45,526,550      30,018,403     $  53,424,410
  Redemption of Units ..........................    (29,720,642)       (62,754,447)    (20,861,754)      (37,081,742)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     (9,413,539)    $  (17,227,897)      9,156,649     $  16,342,668
                                                  =============     ==============   =============     =============

Fidelity VIP III Growth Opportunities
  Issuance of Units ............................      5,019,985     $    4,833,986               -     $           -
  Redemption of Units ..........................       (318,921)          (300,881)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................      4,701,064     $    4,533,105               -     $           -
                                                  =============     ==============   =============     =============

Franklin Natural Resources Class 2
  Issuance of Units ............................      1,571,524     $    1,689,653               -     $           -
  Redemption of Units ..........................        (73,553)           (80,688)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................      1,497,971     $    1,608,965               -     $           -
                                                  =============     ==============   =============     =============

Franklin Small Cap Class 2
  Issuance of Units ............................     40,802,284     $   39,632,999               -     $           -
  Redemption of Units ..........................     (1,347,385)        (1,259,923)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     39,454,899     $   38,373,076               -     $           -
                                                  =============     ==============   =============     =============

INVESCO VIF Health Sciences
  Issuance of Units ............................     18,606,911     $   20,167,861               -     $           -
  Redemption of Units ..........................       (984,209)        (1,036,838)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     17,622,702     $   19,131,023               -     $           -
                                                  =============     ==============   =============     =============

Janus Aspen Growth and Income Service Shares
  Issuance of Units ............................     41,810,978     $   40,823,719               -     $           -
  Redemption of Units ..........................     (1,584,473)        (1,540,842)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     40,226,505     $   39,282,877               -     $           -
                                                  =============     ==============   =============     =============

Janus Aspen Growth Service Shares
  Issuance of Units ............................     47,436,640     $   46,825,352               -     $           -
  Redemption of Units ..........................     (1,485,343)        (1,444,718)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     45,951,297     $   45,380,634               -     $           -
                                                  =============     ==============   =============     =============

Kemper Technology Growth
  Issuance of Units ............................     41,314,268     $   40,109,498               -     $           -
  Redemption of Units ..........................     (1,691,053)        (1,640,512)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ....................     39,623,215     $   38,468,986               -     $           -
                                                  =============     ==============   =============     =============

                             SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                         YEAR ENDED DECEMBER 31,
                                                                2000                                1999
                                                  --------------------------------   -------------------------------
                                                       UNITS             AMOUNT           UNITS            AMOUNT
                                                  -------------     --------------   -------------     -------------
KVS Dreman Financial Services
  Issuance of Units ..........................        8,495,247     $    9,291,838               -     $           -
  Redemption of Units ........................         (372,226)          (394,178)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ..................        8,123,021     $    8,897,660               -     $           -
                                                  =============     ==============   =============     =============

Pioneer Emerging Markets VCT Class II
  Issuance of Units ..........................        6,633,204     $    5,702,583               -     $           -
  Redemption of Units ........................         (308,562)          (258,918)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ..................        6,324,642     $    5,443,665               -     $           -
                                                  =============     ==============   =============     =============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units ..........................        2,335,557     $    2,200,304               -     $           -
  Redemption of Units ........................         (830,836)          (767,395)              -                 -
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ..................        1,504,721     $    1,432,909               -     $           -
                                                  =============     ==============   =============     =============

T. Rowe Price International Stock
  Issuance of Units ..........................       34,658,616     $   63,767,970      21,856,983     $  32,448,759
  Redemption of Units ........................      (25,158,031)       (47,241,708)    (22,191,417)      (33,051,707)
                                                  -------------     --------------   -------------     -------------
    Net increase (decrease) ..................        9,500,585     $   16,526,262        (334,434)    $    (602,948)
                                                  =============     ==============   =============     =============

(a) Name changed.  See Note 1.

NOTE 6 - DIVERSIFICATION REQUIREMENTS


     Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account VA-K satisfies the current requirements of the regulations, and it intends that Separate Account VA-K will continue to meet such requirements.

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of shares of the Funds by Separate Account VA-K during the year ended December 31, 2000 were as follows:

           INVESTMENT PORTFOLIO                                  PURCHASES               SALES
           --------------------                               ---------------      ---------------
Core Equity(a) ........................................       $    94,636,184      $    42,864,067
Select Investment Grade Income(a) .....................            14,105,032           30,195,737
Money Market ..........................................           124,464,085          204,791,651
Equity Index ..........................................           112,941,908           45,862,737
Government Bond .......................................            12,467,253           23,341,644
Select Aggressive Growth ..............................           153,256,260           24,989,433
Select Growth .........................................           105,444,513           28,615,439
Select Growth and Income ..............................           106,921,121           29,057,298
Select Value Opportunity ..............................             8,037,274           49,223,680
Select International Equity ...........................            44,353,377           10,857,328
Select Capital Appreciation ...........................            27,415,117           22,846,531
Select Emerging Markets ...............................             1,746,831              104,239
Select Strategic Growth ...............................             2,526,820               26,185
AIM V.I. Aggressive Growth ............................            34,415,805                    -
AIM V.I. Value ........................................            34,730,843                    -
Alliance Growth and Income Class B ....................            26,859,025                    -
Alliance Premier Growth Class B .......................            38,666,500                    -
DGPF Growth Opportunities Service Class ...............            19,954,087               19,304
DGPF International Equity .............................            11,408,947           19,859,519
Fidelity VIP High Income ..............................            24,300,913           29,961,519
Fidelity VIP Equity-Income ............................            63,156,081          114,291,094
Fidelity VIP Growth ...................................           148,646,335           47,872,519
Fidelity VIP Overseas .................................            52,684,661            5,943,613
Fidelity VIP II Asset Manager .........................            25,474,464           28,666,384
Fidelity VIP III Growth Opportunities .................             4,697,425              176,588
Franklin Natural Resources Class 2 ....................             1,634,692               30,171
Franklin Small Cap Class 2 ............................            38,272,027                    -
INVESCO VIF Health Sciences ...........................            19,088,746                   60
Janus Aspen Growth and Income Service Shares ..........            39,238,746                    -
Janus Aspen Growth Service Shares .....................            45,254,825                    -
Kemper Technology Growth ..............................            38,367,324                    -
KVS Dreman Financial Services .........................             8,893,835               26,260
Pioneer Emerging Markets VCT Class II .................             5,435,337                4,063
Pioneer Real Estate Growth VCT Class II ...............             2,070,554              619,005
T. Rowe Price International Stock .....................            30,582,043           11,521,818
                                                              ---------------      ---------------
    Totals ............................................       $ 1,522,148,990      $   771,767,886
                                                              ===============      ===============

(a) Name changed.  See Note 1.

NOTE 8 - ACCOUNTING PRONOUNCEMENTS

     In November of 2000, a revised American Institute of Certified Public Accountants (AICPA), Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.

                            PART C. OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company
          Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

         EXHIBIT 3(a) Underwriting and Administrative Services Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                  (b) Sales Agreements were previously filed on April 24, 1998 in Post-Effective Amendment No. 14 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.

                  (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                  (d) Commission Schedule was previously filed on September 1, 2000 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-38274/811-6293, and is incorporporated by reference herein. Career Agent Agreement with Commission Schedule was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                  (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

        EXHIBIT 4 (a)   Contract Form A3033-00 and Specs Pages (Form A8033-00)
                        was previously filed on June 1, 2000 in Registrant's initial Registration Statement No. 333-38274/811-6293, and is incorporated by reference herein.

                  (b) Enhanced Death Benefit Rider with 6% Accumulation and Ratchet (Form 3264-99) was previously filed on June 1, 2000 in Registrant's initial Registration Statement No. 333-38274/811-6293, and is incorporated by reference herein.

                  (c) Minimum Guaranteed Annuity Payout (M-GAP) Rider (Form 3287-00) was previously filed on June 1, 2000 in Registrant's initial Registration Statement No. 333-38274/811-6293, and is incorporated by reference herein.

      EXHIBIT 5 Application Form 11637 was previously filed on June 1, 2000 in Registrant's initial Registration Statement No. 333-38274/811-6293, and is incorporated by reference herein.

      EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on September 28, 1995 in Post-Effective Amendment No. 9 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.

      EXHIBIT 7         Not Applicable.

                  (a) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.

                  (b)   Directors' Power of Attorney is filed herewith.

      EXHIBIT 9         Opinion of Counsel is filed herewith.

      EXHIBIT 10        Consent of Independent Accountants is filed herewith.

      EXHIBIT 11        None.

      EXHIBIT 12        None.

      EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on December 20, 1999 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

      EXHIBIT 14        Not Applicable.

      EXHIBIT 15    (a) Amendment dated March 15, 2001 was previously filed in
                        April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein.


                  (b) Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                  (c) Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 21, 2000 in Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                  (d) Form of Amendment to the Participation Agreement with Variable Insurance Products III was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                  (e) Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                  (f) Amendment to Schedule A dated December 14, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                  (g) Form of Amendment #6 to the AIM Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                  (h) Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                  (i) Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                  (j) Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                  (k) Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                  (l) Amendment to Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                        Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November

                        6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.

                  (m) Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

ITEM  25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The Principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts  01653

              DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary  and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and Chief      President (since 1991) of First Allmerica; Director (since
    Investment Officer                      1996) and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director, President and Chief           Allmerica; Director (since 1990), President and Chief
    Executive Officer                       Executive Officer (since 1995) of Allmerica Financial Life
                                            Insurance and Annuity Company;
                                            Director and President (since 1998)
                                            of Allmerica Financial Investment
                                            Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of
    Director and Vice President             First Allmerica

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                      NAME                             ADDRESS                         TYPE OF BUSINESS

AAM Equity Fund                             440 Lincoln Street              Massachusetts Grantor Trust
                                            Worcester MA 01653

AAM Growth & Income Fund, L.P.              440 Lincoln Street              Limited Partnership
                                            Worcester MA 01653

AAM High Yield Fund, L.L.C.                 440 Lincoln Street              Limited liability company
                                            Worcester MA 01653

Advantage Insurance Network, Inc.           440 Lincoln Street              Insurance Agency
                                            Worcester MA 01653

AFC Capital Trust I                         440 Lincoln Street              Statutory Business Trust
                                            Worcester MA 01653

Allmerica Asset Management, Inc.            440 Lincoln Street              Investment advisory services
                                            Worcester MA 01653

Allmerica Asset Management Limited          440 Lincoln Street              Investment advisory services
                                            Worcester MA 01653

Allmerica Benefits, Inc.                    440 Lincoln Street              Non-insurance medical services
                                            Worcester MA 01653

Allmerica Equity Index Pool                 440 Lincoln Street              Massachusetts Grantor Trust
                                            Worcester MA 01653

Allmerica Financial Alliance Insurance      100 North Parkway               Multi-line property and casualty
Company                                     Worcester MA 01605              Insurance

Allmerica Financial Benefit Insurance       645 West Grand River            Multi-line property and casualty
Company                                     Howell MI 48843                 Insurance

Allmerica Financial Corporation             440 Lincoln Street              Holding Company
                                            Worcester MA 01653

Allmerica Financial Insurance               440 Lincoln Street              Insurance Broker
Brokers, Inc.                               Worcester MA 01653

Allmerica Financial Life Insurance          440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known         Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company)                                              annuities and variable life insurance

Allmerica Financial Services Insurance      440 Lincoln Street              Insurance Agency
Agency, Inc.                                Worcester MA 01653

Allmerica Funding Corp.                     440 Lincoln Street              Special purpose funding vehicle for
                                            Worcester MA 01653              commercial paper

Allmerica, Inc.                             440 Lincoln Street              Common employer for Allmerica
                                            Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment              440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly         Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management             440 Lincoln Street              Investment advisory services
Company, Inc.                               Worcester MA 01653

Allmerica Investments, Inc.                 440 Lincoln Street              Securities, retail broker-dealer
                                            Worcester MA 01653

Allmerica Investment Trust                  440 Lincoln Street              Investment Company
                                            Worcester MA 01653

Allmerica Investments Insurance Agency Inc. 440 Lincoln Street              Insurance Agency
of Alabama                                  Worcester MA 01653

Allmerica Investments Insurance Agency of   440 Lincoln Street              Insurance Agency
Florida, Inc.                               Worcester MA 01653

Allmerica Investment Insurance Agency Inc.  440 Lincoln Street              Insurance Agency
of Georgia                                  Worcester MA 01653

Allmerica Investment Insurance Agency Inc.  440 Lincoln Street              Insurance Agency
of Kentucky                                 Worcester MA 01653

Allmerica Investments Insurance Agency Inc. 440 Lincoln Street              Insurance Agency
of Mississippi                              Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.       440 Lincoln Street              Insurance Agency
                                            Worcester MA 01653




Allmerica Securities Trust                  440 Lincoln Street              Investment Company
                                            Worcester MA 01653

Allmerica Trust Company, N.A.               440 Lincoln Street              Limited purpose national trust
                                            Worcester MA 01653              Company

AMGRO, Inc.                                 100 North Parkway               Premium financing
                                            Worcester MA 01605

Citizens Insurance Company of America       645 West Grand River            Multi-line property and casualty
                                            Howell MI 48843                 Insurance

Citizens Insurance Company of Illinois      333 Pierce Road                 Multi-line property and casualty
                                            Itasca IL 60143                 Insurance

Citizens Insurance Company of the           3950 Priority Way               Multi-line property and casualty
Midwest                                     South Drive, Suite 200          Insurance
                                            Indianapolis IN 46240

Citizens Insurance Company of Ohio          8101 N. High Street             Multi-line property and casualty
                                            P.O. Box 342250                 Insurance
                                            Columbus OH 43234

Citizens Management, Inc.                   645 West Grand River            Services management company
                                            Howell MI 48843

Financial Profiles, Inc.                    5421 Avenida Encinas            Computer software company
                                            Suite A
                                            Carlsbad, CA  92008

First Allmerica Financial Life Insurance    440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life         Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                      41 Cedar Avenue                 Holding Company
                                            Hamilton HM 12,
                                            Bermuda

First Sterling Reinsurance Company          41 Cedar Avenue                 Reinsurance Company
Limited                                     Hamilton HM 12,
                                            Bermuda

Greendale Special Placements Fund           440 Lincoln Street              Massachusetts Grantor Trust
                                            Worcester MA 01653

The Hanover American Insurance              100 North Parkway               Multi-line property and casualty
Company                                     Worcester MA 01605              Insurance

The Hanover Insurance Company               100 North Parkway               Multi-line property and casualty
                                            Worcester MA 01605              Insurance

Hanover Texas Insurance Management          NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                               15301 Dallas Parkway            Insurance Company
                                            Dallas TX 75248

Hanover Lloyd's Insurance Company           NationsBank Tower               Multi-line property and casualty
                                            15301 Dallas Parkway            Insurance
                                            Dallas TX 75248

Lloyds Credit Corporation                   440 Lincoln Street              Premium financing service
                                            Worcester MA 01653              Franchises

Massachusetts Bay Insurance Company         100 North Parkway               Multi-line property and casualty
                                            Worcester MA 01605              Insurance

Sterling Risk Management Services, Inc.     440 Lincoln Street              Risk management services
                                            Worcester MA 01653

VeraVest, Inc. (formerly known as           440 Lincoln Street              Securities, retail broker-dealer
Allmerica Services Corporation)             Worcester MA 01653


ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 28, 2001, there were 0 Contract holders of qualified Contracts and 0 Contract holders of non-qualified Contracts.

ITEM 28.   INDEMNIFICATION

Article VIII of the Bylaws of the Depositor state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.   PRINCIPAL UNDERWRITERS

      (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          X VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Account IMO, Separate Account SPL-D, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company



          X Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

        -  Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
           440 Lincoln Street
            Worcester, Massachusetts 01653

         NAME                 POSITION OR OFFICE WITH UNDERWRITER

Margaret L. Abbott            Vice President

Emil J. Aberizk, Jr.          Vice President

Edward T. Berger              Vice President and Chief Compliance Officer

Michael J. Brodeur            Vice President Operations

Mark R. Colborn               Vice President

Charles F. Cronin             Secretary/Clerk

Claudia J. Eckels             Vice President

Philip L. Heffernan           Vice President

J. Kendall Huber              Director

Mark C. McGivney              Treasurer

William F. Monroe, Jr.        President, Director and Chief Executive Officer

K. David Nunley               Vice President

Stephen Parker                Vice President and Director

Richard M. Reilly             Director and Chairman of the Board

Eric A. Simonsen              Director


      (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts for sales of variable contracts funded by the Registrant in 1999. No other commissions or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.   MANAGEMENT SERVICES

The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.   UNDERTAKINGS

      (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) The Registrant hereby undertakes include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

      (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (I) the restrictions on withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 2001.

                            SEPARATE ACCOUNT VA-K OF
           ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                    By: /s/ CHARLES F. CRONIN
                                        -----------------------
                                          Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                TITLE                                        DATE

/s/ WARREN E. BARNES             Vice President and Corporate Controller               April 2, 2001
---------------------------
Warren E. Barnes

EDWARD J. PARRY III*             Director, Vice President and Chief Financial Officer
---------------------------

RICHARD M. REILLY*               Director, President and Chief Executive Officer
---------------------------

JOHN F. O'BRIEN*                 Director and Chairman of the Board
---------------------------

BRUCE C. ANDERSON*               Director and Vice President
---------------------------

MARK R. COLBORN*                 Director and Vice President
---------------------------

JOHN P. KAVANAUGH*               Director, Vice President and Chief Investment Officer
---------------------------

J. KENDALL HUBER*                Director, Vice President and General Counsel
---------------------------

ROBERT P. RESTREPO, JR.*         Director
---------------------------

ERIC A. SIMONSEN*                Director and Vice President
---------------------------

GREGORY D. TRANTER*              Director and Vice President
---------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ SHEILA B. ST. HILAIRE
--------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
333-38274



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                                  EXHIBIT TABLE


Exhibit 8(b)               Directors' Power of Attorney

Exhibit 9                  Opinion of Counsel

Exhibit 10                 Consent of Independent Accountants

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